Portfolio of Investments March 31, 2026
Balanced

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—50.1%
3,540,563
Nuveen Life Core Bond Fund $ 32,927,235
TOTAL FIXED INCOME 32,927,235
INTERNATIONAL EQUITY—9.8%
536,409
Nuveen Life International Equity Fund 6,442,270
TOTAL INTERNATIONAL EQUITY 6,442,270
U.S. EQUITY—40.0%
316,988
Nuveen Life Core Equity Fund 6,567,997
247,568
Nuveen Life Growth Equity Fund 5,817,838
281,952
Nuveen Life Large Cap Value Fund 5,999,929
94,209
Nuveen Life Real Estate Securities Select Fund 1,308,566
81,919
Nuveen Life Small Cap Equity Fund 1,308,247
104,806
Nuveen Life Stock Index Fund 5,252,873
TOTAL U.S. EQUITY 26,255,450
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $52,230,464) 65,624,955
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$51,000 (b) Fixed Income Clearing Corporation 3.660% 04/01/26 51,000
TOTAL REPURCHASE AGREEMENT 51,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,000) 51,000
TOTAL INVESTMENTS—100.0%
(Cost $52,281,464) 65,675,955
OTHER ASSETS & LIABILITIES, NET—(0.0)% (14,737)
NET ASSETS—100.0% $ 65,661,218
(a) The Fund invests its assets in the affiliated Nuveen Life Funds.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $51,005 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.625%
and maturity date 5/15/44, valued at $52,068.

Balanced

Portfolio of Investments March 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Affiliated investment companies $65,624,955 $— $— $65,624,955
Short-Term Investments
:
Repurchase agreement — 51,000 — 51,000
Total $65,624,955 $51,000 $— $65,675,955
1 1 1 1 1

Portfolio of Investments March 31, 2026
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 1.4%
CAPITAL GOODS - 0.1%
$ 93,173 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .918% 03/22/30 $ 93,278
TOTAL CAPITAL GOODS 93,278
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
142,835 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .660 10/16/31 142,960
61,179 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .167 11/08/32 61,221
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 204,181
CONSUMER SERVICES - 0.1%
34,995 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .418 09/23/30 34,960
17,759 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/31/31 15,432
155,874 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .200 11/30/29 137,114
TOTAL CONSUMER SERVICES 187,506
ENERGY - 0.0%
19,351 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 5 .926 10/05/28 19,400
TOTAL ENERGY 19,400
FINANCIAL SERVICES - 0.0%
38,897 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .418 06/24/31 38,749
TOTAL FINANCIAL SERVICES 38,749
FOOD, BEVERAGE & TOBACCO - 0.0%
56,238 (a) Primo Brands Corp, (TSFR1M + 2.250%) 5 .922 03/31/28 56,360
TOTAL FOOD, BEVERAGE & TOBACCO 56,360
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
88,717 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .170 09/20/32 88,551
24,849 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .100 01/08/29 24,992
15,264 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5 .418 10/23/28 15,304
503,949 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168 12/19/30 504,737
TOTAL HEALTH CARE EQUIPMENT & SERVICES 633,584
INSURANCE - 0.4%
98,506 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .168 09/19/31 97,862
426,808 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .168 06/16/31 417,019
83,971 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .920 06/20/30 83,879
98,494 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 09/15/31 98,494
135,956 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168 07/31/31 133,674
37,302 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .950 11/23/29 37,263
TOTAL INSURANCE 868,191
MATERIALS - 0.0%
45,410 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6 .843 04/13/29 43,434
19,448 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 5 .667 06/12/31 19,488
0 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 7 .918 10/07/31 0
14,506 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .918 03/03/31 13,824
TOTAL MATERIALS 76,746
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
82,294 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.750%) 6 .418 12/12/31 82,123
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82,123
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
46,171 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .168 01/31/30 46,460
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 46,460
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
117,082 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6 .437 11/13/31 112,618
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 112,618
SOFTWARE & SERVICES - 0.2%
32,179 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .673 07/30/31 29,923
35,438 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .168 05/30/31 34,811
147,755 (a) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6 .668 06/17/31 141,390
14,333 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .044 05/15/28 14,279
74,383 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .544 05/15/28 35,146

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 56,467 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .167% 02/10/31 $ 54,035
TOTAL SOFTWARE & SERVICES 309,584
TRANSPORTATION - 0.0%
75,951 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .417 03/21/31 75,476
TOTAL TRANSPORTATION 75,476
UTILITIES - 0.1%
160,818 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .153 05/17/30 161,311
TOTAL UTILITIES 161,311
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,017,171) 2,965,567
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 31 .0%
AUTOMOBILES & COMPONENTS - 0.4%
20,000 (b) Clarios Global LP 6 .750 02/15/30 20,450
13,000 Dana, Inc 4 .250 09/01/30 12,299
150,000 General Motors Financial Co, Inc 4 .900 10/06/29 150,747
75,000 General Motors Financial Co, Inc 5 .850 04/06/30 77,628
300,000 General Motors Financial Co, Inc 5 .600 06/18/31 307,050
100,000 (c) Goodyear Tire & Rubber Co 5 .250 04/30/31 90,209
150,000 (b) ZF North America Capital, Inc 6 .875 04/14/28 152,145
TOTAL AUTOMOBILES & COMPONENTS 810,528
BANKS - 7.0%
200,000 (b),(d),(e) Akbank TAS 0 .000 N/A 190,218
200,000 (d),(e) Banco Santander S.A. 9 .625 N/A 230,935
200,000 (b),(e) Bangkok Bank PCL 3 .466 09/23/36 179,817
200,000 (b) Bank Hapoalim BM, Reg S 5 .252 01/14/33 197,299
1,000,000 Bank of America Corp 2 .592 04/29/31 923,835
300,000 Bank of America Corp 5 .288 04/25/34 303,647
475,000 Bank of America Corp 5 .744 02/12/36 483,204
475,000 Bank of America Corp 2 .676 06/19/41 340,409
290,000 (d) Bank of America Corp 6 .625 N/A 297,321
175,000 (d) Bank of New York Mellon Corp 6 .300 N/A 178,295
200,000 Barclays plc 5 .367 02/25/31 203,474
200,000 Barclays plc 3 .330 11/24/42 148,650
200,000 (d),(e) Barclays plc 9 .625 N/A 218,151
250,000 (b) BNP Paribas S.A. 4 .916 01/15/34 244,455
400,000 (b),(d),(e) BNP Paribas S.A. 7 .450 N/A 401,514
850,000 CitiBank NA 4 .914 05/29/30 863,251
150,000 Citigroup, Inc 3 .200 10/21/26 149,174
125,000 Citigroup, Inc 4 .300 11/20/26 125,021
50,000 Citigroup, Inc 4 .450 09/29/27 50,001
30,000 Citigroup, Inc 4 .125 07/25/28 29,748
100,000 Citigroup, Inc 4 .542 09/19/30 99,653
140,000 Citigroup, Inc 2 .572 06/03/31 128,335
100,000 (d) Citigroup, Inc 6 .625 N/A 100,075
175,000 (d) Citigroup, Inc 7 .625 N/A 180,978
250,000 (b) Credit Agricole S.A. 5 .222 05/27/31 253,037
200,000 (b),(d),(e) Credit Agricole S.A. 7 .125 N/A 201,893
150,000 Deutsche Bank AG. 5 .371 09/09/27 152,550
150,000 Deutsche Bank AG. 6 .819 11/20/29 157,495
125,000 Deutsche Bank AG. 4 .999 09/11/30 125,589
200,000 (d),(e) HSBC Holdings plc 8 .000 N/A 206,477
200,000 (c),(d),(e) HSBC Holdings plc 6 .950 N/A 200,511
250,000 ING Groep NV 4 .803 03/23/32 248,503
200,000 (d),(e) ING Groep NV 7 .000 N/A 199,709
125,000 JPMorgan Chase & Co 4 .323 04/26/28 124,943
400,000 JPMorgan Chase & Co 5 .581 04/22/30 412,266
275,000 JPMorgan Chase & Co 3 .702 05/06/30 268,188
250,000 JPMorgan Chase & Co 5 .140 01/24/31 254,575
75,000 JPMorgan Chase & Co 1 .953 02/04/32 66,037
125,000 JPMorgan Chase & Co 4 .912 07/25/33 125,086

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.0% (continued)
$ 650,000 JPMorgan Chase & Co 5 .350% 06/01/34 $ 663,185
100,000 JPMorgan Chase & Co 6 .254 10/23/34 107,521
200,000 JPMorgan Chase & Co 5 .766 04/22/35 208,317
500,000 JPMorgan Chase & Co 5 .572 04/22/36 515,242
150,000 JPMorgan Chase & Co 5 .576 07/23/36 151,906
50,000 JPMorgan Chase & Co 2 .525 11/19/41 34,939
250,000 JPMorgan Chase & Co 3 .157 04/22/42 187,958
175,000 (d) JPMorgan Chase & Co 6 .875 N/A 181,563
160,000 (d) JPMorgan Chase & Co 3 .650 N/A 159,266
250,000 (d) M&T Bank Corp 3 .500 N/A 242,030
250,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 249,226
890,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 876,188
125,000 PNC Financial Services Group, Inc 5 .575 01/29/36 127,613
125,000 (d) PNC Financial Services Group, Inc 6 .200 N/A 125,278
200,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 195,789
200,000 (d) Truist Financial Corp 6 .669 N/A 199,648
100,000 US Bancorp 4 .839 02/01/34 98,828
375,000 Wells Fargo & Co 2 .393 06/02/28 366,021
100,000 Wells Fargo & Co 6 .303 10/23/29 104,149
450,000 Wells Fargo & Co 5 .605 04/23/36 460,497
250,000 (d) Wells Fargo & Co 6 .125 N/A 250,941
125,000 (d) Wells Fargo & Co 7 .625 N/A 131,310
TOTAL BANKS 14,901,734
CAPITAL GOODS - 1.3%
60,000 (b) AECOM 6 .000 08/01/33 59,934
40,000 (b) Albion Financing  SARL 7 .000 05/21/30 40,882
75,000 Boeing Co 5 .705 05/01/40 75,118
625,000 Boeing Co 5 .805 05/01/50 604,204
50,000 (b) Chart Industries, Inc 7 .500 01/01/30 51,945
200,000 Eaton Corp 4 .200 03/06/31 197,106
200,000 Eaton Corp 4 .800 03/06/36 197,459
20,000 (b) Herc Holdings, Inc 7 .000 06/15/30 20,507
20,000 (b) Herc Holdings, Inc 7 .250 06/15/33 20,495
150,000 (b) Honeywell Aerospace, Inc 4 .950 03/16/36 148,831
125,000 (b) Honeywell Aerospace, Inc 5 .732 03/16/56 123,556
100,000 Howmet Aerospace, Inc 4 .550 11/15/32 98,705
150,000 L3Harris Technologies, Inc 5 .400 07/31/33 153,899
40,000 (b) Quikrete Holdings, Inc 6 .375 03/01/32 40,560
175,000 Raytheon Technologies Corp 4 .125 11/16/28 174,265
50,000 Raytheon Technologies Corp 2 .250 07/01/30 45,713
150,000 Raytheon Technologies Corp 6 .000 03/15/31 159,435
200,000 (b) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 211,956
40,000 (b) Standard Building Solutions, Inc 6 .250 08/01/33 39,550
80,000 (b) TransDigm, Inc 6 .875 12/15/30 81,972
15,000 (b) WESCO Distribution, Inc 7 .250 06/15/28 15,082
20,000 (b) WESCO Distribution, Inc 6 .375 03/15/33 20,375
55,000 (b) Windsor Holdings III LLC 8 .500 06/15/30 56,973
TOTAL CAPITAL GOODS 2,638,522
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 (b) ADT Corp 4 .875 07/15/32 37,363
30,000 (b) AMN Healthcare, Inc 6 .500 01/15/31 29,402
200,000 (b) Bidvest Group UK plc 6 .200 09/17/32 199,148
20,000 (b) CACI International, Inc 6 .375 06/15/33 20,358
3,000 (b) Prime Security Services Borrower LLC 5 .750 04/15/26 3,004
26,000 (b) Prime Security Services Borrower LLC 3 .375 08/31/27 25,305
20,000 (b) Science Applications International Corp 5 .875 11/01/33 19,517
100,000 Verisk Analytics, Inc 5 .250 03/15/35 99,145
75,000 Verisk Analytics, Inc 3 .625 05/15/50 52,326
200,000 Waste Management, Inc 4 .950 03/15/35 200,494
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 686,062
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.9%
325,000 Amazon.com, Inc 4 .250 03/13/31 322,605

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.9% (continued)
$ 250,000 Amazon.com, Inc 4 .875% 03/13/36 $ 247,721
75,000 Amazon.com, Inc 5 .800 03/13/56 74,940
25,000 (b) Asbury Automotive Group, Inc 4 .625 11/15/29 24,168
50,000 (b) Asbury Automotive Group, Inc 5 .000 02/15/32 47,351
200,000 (b) El Puerto de Liverpool SAB de C.V. 5 .750 02/10/38 189,002
32,000 Kohl's Corp 5 .125 05/01/31 24,084
80,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 77,848
40,000 (b) LCM Investments Holdings II LLC 8 .250 08/01/31 41,550
45,000 (b) Lithia Motors, Inc 4 .625 12/15/27 44,405
50,000 (b) Macy's Retail Holdings LLC 6 .125 03/15/32 49,117
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 123,707
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 218,053
50,000 O'Reilly Automotive, Inc 5 .100 03/12/36 49,345
200,000 (b) Prosus NV 4 .193 01/19/32 188,152
40,000 (b) QXO Building Products, Inc 6 .750 04/30/32 40,800
75,000 Walmart, Inc 4 .350 04/28/30 75,720
15,000 (b) Wand NewCo 3, Inc 7 .625 01/30/32 15,337
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,853,905
CONSUMER DURABLES & APPAREL - 0.0%
50,000 Newell Brands, Inc 6 .375 09/15/27 50,245
20,000 (b) TopBuild Corp 5 .625 01/31/34 19,575
TOTAL CONSUMER DURABLES & APPAREL 69,820
CONSUMER SERVICES - 0.2%
60,000 (b) Carnival Corp 5 .750 08/01/32 59,980
150,000 (b) Churchill Downs, Inc 6 .750 05/01/31 152,820
74,000 (b) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 67,242
20,000 (b) Light & Wonder International, Inc 7 .500 09/01/31 20,526
20,000 (b) Light & Wonder International, Inc 6 .250 10/01/33 19,594
25,000 (b) Marriott Ownership Resorts, Inc 4 .500 06/15/29 23,703
20,000 (b) NCL Corp Ltd 5 .875 01/15/31 19,431
20,000 (b) NCL Corp Ltd 6 .250 09/15/33 19,407
TOTAL CONSUMER SERVICES 382,703
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
70,000 (b) Albertsons Cos, Inc 6 .500 02/15/28 70,877
20,000 (b) Albertsons Cos, Inc 5 .500 03/31/31 19,773
20,000 (b) Albertsons Cos, Inc 6 .250 03/15/33 20,134
40,000 (b) Albertsons Cos, Inc 5 .750 03/31/34 39,134
75,000 Kroger Co 5 .000 09/15/34 74,052
100,000 Kroger Co 5 .500 09/15/54 92,868
75,000 SYSCO Corp 5 .400 03/23/35 74,455
100,000 SYSCO Corp 3 .150 12/14/51 61,616
175,000 (c) Walmart, Inc 4 .500 04/15/53 151,441
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 604,350
ENERGY - 3.2%
100,000 (b) Antero Midstream Partners LP 6 .625 02/01/32 102,204
20,000 (b) Antero Midstream Partners LP 5 .750 10/15/33 19,778
19,000 (b) Archrock Partners LP 6 .250 04/01/28 19,000
20,000 (b) Archrock Partners LP 6 .625 09/01/32 20,393
200,000 BP Capital Markets America, Inc 5 .227 11/17/34 204,109
20,000 (b) Buckeye Partners LP 6 .750 02/01/30 20,640
250,000 Cheniere Energy Partners LP 4 .000 03/01/31 239,981
150,000 Cheniere Energy Partners LP 3 .250 01/31/32 136,711
150,000 Cheniere Energy Partners LP 5 .550 10/30/35 152,752
20,000 (b) Chord Energy Corp 6 .000 10/01/30 20,265
40,000 (b) Civitas Resources, Inc 8 .750 07/01/31 41,812
65,000 (b) CNX Resources Corp 7 .250 03/01/32 66,980
35,000 (b) DT Midstream, Inc 4 .125 06/15/29 34,264
30,000 (b) DT Midstream, Inc 4 .375 06/15/31 28,918
45,000 Ecopetrol S.A. 6 .875 04/29/30 45,043
200,000 Ecopetrol S.A. 4 .625 11/02/31 177,746
200,000 (b) Empresa Nacional del Petroleo 3 .450 09/16/31 181,244
250,000 Enbridge, Inc 5 .700 03/08/33 258,972

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.2% (continued)
$ 150,000 Enbridge, Inc 8 .500% 01/15/84 $ 168,761
75,000 Energy Transfer LP 5 .350 01/15/36 74,479
25,000 Energy Transfer LP 5 .400 10/01/47 22,215
125,000 Energy Transfer LP 5 .000 05/15/50 103,735
125,000 Energy Transfer LP 5 .950 05/15/54 117,209
250,000 (d) Energy Transfer LP 7 .125 N/A 254,456
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 79,482
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 16,517
25,000 (b) EQT Corp 3 .125 05/15/26 24,950
36,000 EQT Corp 4 .500 01/15/29 35,916
150,000 Expand Energy Corp 5 .700 01/15/35 152,348
200,000 (b) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 170,142
50,000 Genesis Energy LP 8 .250 01/15/29 51,665
10,000 (b) Hilcorp Energy I LP 5 .750 02/01/29 9,860
25,000 (b) Hilcorp Energy I LP 6 .000 04/15/30 24,334
9,000 (b) Hilcorp Energy I LP 6 .000 02/01/31 8,747
100,000 (b) Hilcorp Energy I LP 8 .375 11/01/33 104,333
100,000 (b) Kinetik Holdings LP 6 .625 12/15/28 101,692
40,000 (b) Kodiak Gas Services LLC 7 .250 02/15/29 41,442
25,000 (b) Kodiak Gas Services LLC 5 .875 04/01/31 25,124
20,000 (b) Kodiak Gas Services LLC 6 .750 10/01/35 20,318
75,000 Marathon Petroleum Corp 3 .800 04/01/28 74,125
100,000 Marathon Petroleum Corp 5 .000 09/15/54 83,799
400,000 (b) Matador Resources Co 6 .250 04/15/33 400,376
30,000 (b) Noble Finance II LLC 8 .000 04/15/30 30,888
100,000 ONEOK, Inc 5 .700 11/01/54 91,233
200,000 (b) ORLEN S.A. 6 .000 01/30/35 203,393
30,000 (b) PBF Holding Co LLC 7 .875 09/15/30 30,807
200,000 Petrobras Global Finance BV 6 .250 01/10/36 195,368
100,000 Petroleos Mexicanos 5 .950 01/28/31 95,607
67,000 Petroleos Mexicanos 6 .700 02/16/32 65,572
200,000 (b) Petronas Energy Canada Ltd 2 .112 03/23/28 191,605
200,000 (b) Raizen Fuels Finance S.A. 5 .700 01/17/35 109,500
200,000 (b) Saudi Arabian Oil Co 2 .250 11/24/30 176,385
200,000 (b) SIERRACOL EN AND 9 .000 11/14/30 199,000
23,000 Sunoco LP 4 .500 05/15/29 22,428
67,000 (b) Sunoco LP 4 .500 10/01/29 64,741
20,000 (b) Sunoco LP 5 .625 03/31/31 19,908
20,000 (b) Sunoco LP 5 .875 03/15/34 19,779
200,000 Targa Resources Corp 5 .550 08/15/35 201,710
150,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 99,175
50,000 TotalEnergies Capital S.A. 5 .488 04/05/54 47,997
200,000 TransCanada Trust 5 .500 09/15/79 198,264
14,000 (b) Transocean, Inc 8 .750 02/15/30 14,563
20,000 (b) USA Compression Partners LP 6 .250 10/01/33 19,937
100,000 (b) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 92,761
90,000 (b) Venture Global LNG, Inc 8 .125 06/01/28 92,045
100,000 (b) Venture Global LNG, Inc 9 .875 02/01/32 107,399
20,000 (b) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 20,849
300,000 Williams Cos, Inc 5 .650 03/15/33 309,823
TOTAL ENERGY 6,657,574
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
150,000 Agree LP 2 .000 06/15/28 142,044
150,000 American Homes 4 Rent LP 5 .250 03/15/35 147,756
50,000 American Tower Corp 3 .375 10/15/26 49,708
150,000 American Tower Corp 3 .800 08/15/29 146,406
175,000 American Tower Corp 2 .900 01/15/30 164,251
50,000 American Tower Corp 2 .100 06/15/30 44,998
50,000 American Tower Corp 1 .875 10/15/30 44,128
125,000 American Tower Corp 5 .400 01/31/35 126,130
200,000 American Tower Corp 5 .350 03/15/35 201,298
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 95,978

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3% (continued)
$ 150,000 Essential Properties LP 2 .950% 07/15/31 $ 135,115
50,000 Essex Portfolio LP 3 .000 01/15/30 47,106
175,000 Essex Portfolio LP 5 .375 04/01/35 176,454
200,000 (b) FIBRA ProLogis 5 .625 01/14/38 190,248
125,000 GLP Capital LP 4 .000 01/15/30 119,981
200,000 Healthcare Realty Holdings LP 3 .500 08/01/26 199,329
250,000 Healthcare Realty Holdings LP 3 .100 02/15/30 235,305
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 91,266
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 86,794
100,000 Highwoods Realty LP 3 .875 03/01/27 99,416
50,000 Highwoods Realty LP 2 .600 02/01/31 44,205
155,000 (b) Iron Mountain, Inc 7 .000 02/15/29 157,978
20,000 (b) Millrose Properties, Inc 6 .250 09/15/32 19,632
67,000 MPT Operating Partnership LP 3 .500 03/15/31 43,779
20,000 (b) MPT Operating Partnership LP 8 .500 02/15/32 20,276
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,829,581
FINANCIAL SERVICES - 2.2%
250,000 AerCap Ireland Capital DAC 3 .000 10/29/28 240,646
20,000 Block, Inc 6 .500 05/15/32 20,183
20,000 (b) Block, Inc 6 .000 08/15/33 19,670
185,000 (c),(d) Capital One Financial Corp 3 .950 N/A 182,329
30,881 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 28,719
100,000 Corebridge Financial, Inc 6 .050 09/15/33 104,535
75,000 Corebridge Financial, Inc 5 .750 01/15/34 76,926
200,000 (d),(e) Deutsche Bank AG., Reg S 8 .130 N/A 205,890
250,000 Discover Bank 2 .700 02/06/30 233,264
40,000 (b) Encore Capital Group, Inc 6 .625 04/15/31 39,800
85,000 (b) FirstCash, Inc 6 .875 03/01/32 86,633
300,000 Goldman Sachs Group, Inc 4 .482 08/23/28 299,994
150,000 Goldman Sachs Group, Inc 5 .330 07/23/35 150,508
50,000 Goldman Sachs Group, Inc 4 .411 04/23/39 44,779
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 75,247
150,000 (d) Goldman Sachs Group, Inc 7 .500 N/A 156,595
50,000 Icahn Enterprises LP 5 .250 05/15/27 48,995
38,000 Icahn Enterprises LP 4 .375 02/01/29 32,428
200,000 (b) Indian Railway Finance Corp Ltd 3 .249 02/13/30 189,045
20,000 (b) Jane Street Group 6 .125 11/01/32 19,778
20,000 (b) Jane Street Group 6 .750 05/01/33 20,291
475,000 Morgan Stanley 3 .125 07/27/26 473,359
325,000 Morgan Stanley 4 .708 03/12/32 322,812
250,000 Morgan Stanley 5 .250 04/21/34 250,781
100,000 Morgan Stanley 5 .424 07/21/34 101,466
75,000 Morgan Stanley 5 .831 04/19/35 77,864
50,000 Morgan Stanley 5 .320 07/19/35 50,173
500,000 Morgan Stanley 5 .664 04/17/36 512,131
50,000 (c) Navient Corp 5 .500 03/15/29 45,828
40,000 OneMain Finance Corp 6 .125 05/15/30 39,114
20,000 OneMain Finance Corp 6 .500 03/15/33 19,118
15,000 (b) PennyMac Financial Services, Inc 7 .875 12/15/29 15,344
20,000 (b) PennyMac Financial Services, Inc 6 .875 05/15/32 19,300
40,000 (b) Rocket Cos, Inc 6 .125 08/01/30 40,369
40,000 (b) Rocket Cos, Inc 6 .375 08/01/33 40,430
15,000 Springleaf Finance Corp 5 .375 11/15/29 14,465
175,000 (d) State Street Corp 6 .700 N/A 177,818
200,000 (b) UBS Group AG. 3 .179 02/11/43 146,868
20,000 (b) Walker & Dunlop, Inc 6 .625 04/01/33 19,554
20,000 (b) WEX, Inc 6 .500 03/15/33 19,591
TOTAL FINANCIAL SERVICES 4,662,640
FOOD, BEVERAGE & TOBACCO - 0.8%
375,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 365,240
186,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 167,618
175,000 (b) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 156,921

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.8% (continued)
$ 125,000 (b) Mars, Inc 5 .200% 03/01/35 $ 126,190
125,000 (b) Mars, Inc 5 .650 05/01/45 123,440
225,000 (b) Mars, Inc 5 .700 05/01/55 219,391
300,000 Philip Morris International, Inc 5 .250 02/13/34 305,490
35,000 (b) Post Holdings, Inc 6 .250 02/15/32 35,362
75,000 (b) Primo Water Holdings, Inc 4 .375 04/30/29 72,881
200,000 (b) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 201,789
TOTAL FOOD, BEVERAGE & TOBACCO 1,774,322
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
100,000 Cardinal Health, Inc 5 .750 11/15/54 97,688
40,000 (b) CHS 5 .250 05/15/30 37,699
500,000 CVS Health Corp 5 .450 09/15/35 501,944
750,000 CVS Health Corp 5 .050 03/25/48 643,502
50,000 (b) DaVita, Inc 4 .625 06/01/30 48,076
60,000 (b) DaVita, Inc 6 .750 07/15/33 61,029
20,000 (b) Global Medical Response, Inc 7 .375 10/01/32 20,769
160,000 HCA, Inc 5 .625 09/01/28 163,175
350,000 HCA, Inc 3 .625 03/15/32 325,254
275,000 HCA, Inc 6 .200 03/01/55 272,400
60,000 (b) IQVIA, Inc 6 .250 06/01/32 60,929
10,000 Tenet Healthcare Corp 4 .625 06/15/28 9,910
80,000 Tenet Healthcare Corp 4 .375 01/15/30 77,486
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 215,109
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,534,970
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000 Haleon US Capital LLC 3 .625 03/24/32 93,965
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 93,965
INSURANCE - 2.1%
62,000 (b) Acrisure LLC 4 .250 02/15/29 58,518
20,000 (b) Acrisure LLC 6 .750 07/01/32 19,272
85,000 (b) Alliant Holdings Intermediate LLC 6 .750 04/15/28 85,463
20,000 (b) Alliant Holdings Intermediate LLC 6 .500 10/01/31 19,639
200,000 (b) Allianz SE 6 .350 09/06/53 208,224
200,000 (b),(d),(e) Allianz SE 6 .550 N/A 200,373
150,000 Aon Corp 5 .350 02/28/33 153,619
30,000 (b) APH Somerset Investor 2 LLC 7 .875 11/01/29 27,128
200,000 (b) Ardonagh Finco Ltd 7 .750 02/15/31 202,343
40,000 Arthur J Gallagher & Co 5 .550 02/15/55 37,341
75,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 56,608
50,000 Brown & Brown, Inc 5 .550 06/23/35 49,933
400,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 378,767
50,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 41,990
50,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 30,987
55,000 (b) HUB International Ltd 7 .250 06/15/30 56,342
50,000 (b) Liberty Mutual Group, Inc 3 .951 10/15/50 36,290
175,000 MetLife, Inc 6 .350 03/15/55 177,581
175,000 (b) Omnis Funding Trust 6 .722 05/15/55 176,912
130,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 130,437
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 143,600
225,000 Prudential Financial, Inc 5 .200 03/14/35 226,735
300,000 Prudential Financial, Inc 5 .125 03/01/52 287,062
100,000 Prudential Financial, Inc 6 .500 03/15/54 102,435
200,000 Reinsurance Group of America, Inc 5 .750 09/15/34 203,164
150,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 153,422
200,000 (b) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 197,652
325,000 UnitedHealth Group, Inc 5 .625 07/15/54 309,749
300,000 (a),(b) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7 .812 01/05/27 303,270
250,000 (a),(b) Vitality Re XV Ltd, (UTIXX + 2.500%) 0 .000 01/07/28 252,000
175,000 (b) Wynnton Funding Trust 5 .251 08/15/35 172,027
TOTAL INSURANCE 4,498,883
MATERIALS - 1.2%
150,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 138,026

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.2% (continued)
$ 200,000 Amcor Flexibles North America, Inc 2 .690% 05/25/31 $ 179,836
200,000 (b) Antofagasta plc 5 .625 09/09/35 197,590
95,000 (b) Arsenal AIC Parent LLC 8 .000 10/01/30 98,911
38,000 Ball Corp 2 .875 08/15/30 34,587
150,000 Berry Global, Inc 1 .650 01/15/27 146,861
200,000 (b) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 190,782
200,000 (b),(d) Cemex SAB de C.V. 7 .200 N/A 202,500
25,000 (b) Commercial Metals Co 6 .000 12/15/35 24,646
200,000 (b) Corp Nacional del Cobre de Chile 6 .330 01/13/35 208,440
65,000 (b) Mineral Resources Ltd 9 .250 10/01/28 67,348
20,000 (b) Mineral Resources Ltd 7 .000 04/01/31 20,438
100,000 Nutrien Ltd 2 .950 05/13/30 93,721
200,000 (b) OCP S.A. 3 .750 06/23/31 181,689
20,000 (b) Olin Corp 6 .625 04/01/33 19,564
200,000 (b) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 196,560
200,000 (b) POSCO 4 .500 08/04/27 199,934
40,000 (b) Qnity Electronics, Inc 5 .750 08/15/32 40,048
20,000 (b) Qnity Electronics, Inc 6 .250 08/15/33 20,223
30,000 (b) Sealed Air Corp 7 .250 02/15/31 31,459
20,000 (b) Solstice Advanced Materials, Inc 5 .625 09/30/33 19,721
140,000 Suzano Netherlands BV 5 .500 01/15/36 135,450
200,000 (b) UltraTech Cement Ltd 2 .800 02/16/31 182,431
TOTAL MATERIALS 2,630,765
MEDIA & ENTERTAINMENT - 0.7%
400,000 Alphabet, Inc 4 .100 02/15/31 397,220
31,000 (b) CCO Holdings LLC 5 .125 05/01/27 30,965
225,000 Charter Communications Operating LLC 6 .550 06/01/34 233,585
100,000 Charter Communications Operating LLC 5 .850 12/01/35 98,359
40,000 (b) DIRECTV Holdings LLC 5 .875 08/15/27 39,958
40,000 (b) Gray Media, Inc 7 .250 08/15/33 40,307
15,000 Lamar Media Corp 3 .625 01/15/31 13,881
225,000 Meta Platforms, Inc 4 .875 11/15/35 220,734
175,000 Meta Platforms, Inc 5 .625 11/15/55 164,043
110,000 (b) Sirius XM Radio, Inc 4 .000 07/15/28 106,179
50,000 (b) Sirius XM Radio, Inc 4 .125 07/01/30 46,816
50,000 Time Warner Cable LLC 5 .875 11/15/40 45,312
TOTAL MEDIA & ENTERTAINMENT 1,437,359
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
125,000 Amgen, Inc 4 .850 02/19/36 122,816
625,000 Amgen, Inc 5 .650 03/02/53 605,339
150,000 Augusta SpinCo Corp 4 .656 03/23/31 149,313
30,000 (b) Avantor Funding, Inc 4 .625 07/15/28 29,280
100,000 Gilead Sciences, Inc 2 .600 10/01/40 72,379
50,000 Novartis Capital Corp 5 .700 03/18/56 50,357
200,000 (b) Organon Finance  LLC 5 .125 04/30/31 162,998
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,192,482
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 27,475
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 28,932
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 56,407
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
175,000 Broadcom, Inc 4 .600 07/15/30 175,870
250,000 Broadcom, Inc 3 .469 04/15/34 225,109
100,000 Broadcom, Inc 4 .800 10/15/34 98,486
365,000 (b) Broadcom, Inc 4 .926 05/15/37 354,022
50,000 Broadcom, Inc 5 .700 01/15/56 49,741
115,000 NVIDIA Corp 2 .000 06/15/31 103,008
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,006,236
SOFTWARE & SERVICES - 0.8%
75,000 Accenture Capital, Inc 4 .500 10/04/34 72,514
500,000 AppLovin Corp 5 .125 12/01/29 502,901
15,000 (b) ASGN, Inc 4 .625 05/15/28 14,521

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 20,000 (b) Fair Isaac Corp 6 .000% 05/15/33 $ 19,625
90,000 (b) Gen Digital, Inc 6 .750 09/30/27 90,091
20,000 (b) Gen Digital, Inc 6 .250 04/01/33 19,442
100,000 Microsoft Corp 1 .350 09/15/30 88,992
147,000 Microsoft Corp 2 .525 06/01/50 88,142
55,000 (b) Open Text Corp 3 .875 12/01/29 49,151
15,000 (b) Open Text Holdings, Inc 4 .125 02/15/30 13,403
175,000 Oracle Corp 4 .450 09/26/30 168,644
125,000 Oracle Corp 5 .200 09/26/35 117,249
325,000 Oracle Corp 5 .700 02/04/36 312,484
125,000 Roper Technologies, Inc 1 .400 09/15/27 119,586
75,000 Roper Technologies, Inc 2 .000 06/30/30 66,934
TOTAL SOFTWARE & SERVICES 1,743,679
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
125,000 Alphabet, Inc 3 .700 02/15/29 123,925
60,000 Apple, Inc 2 .650 02/08/51 36,312
80,000 (b) Imola Merger Corp 4 .750 05/15/29 77,755
50,000 (b) Sensata Technologies BV 4 .000 04/15/29 48,248
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 286,240
TELECOMMUNICATION SERVICES - 2.4%
564,000 AT&T, Inc 2 .550 12/01/33 477,278
150,000 AT&T, Inc 4 .500 05/15/35 142,179
300,000 AT&T, Inc 4 .900 11/01/35 292,666
855,000 AT&T, Inc 3 .550 09/15/55 556,060
190,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 194,469
250,000 (b),(c) Bharti Airtel Ltd 3 .250 06/03/31 234,830
40,000 (b) Level 3 Financing, Inc 6 .875 06/30/33 40,733
60,000 (b) Level 3 Financing, Inc 7 .000 03/31/34 61,415
200,000 (b) Millicom International Cellular S.A. 4 .500 04/27/31 182,290
200,000 (b) STC SUKUK CO II Ltd 4 .489 01/15/31 195,175
455,000 T-Mobile USA, Inc 2 .625 02/15/29 432,762
225,000 T-Mobile USA, Inc 3 .875 04/15/30 219,121
325,000 T-Mobile USA, Inc 5 .050 07/15/33 327,251
100,000 T-Mobile USA, Inc 3 .000 02/15/41 73,113
125,000 T-Mobile USA, Inc 3 .300 02/15/51 81,810
175,000 T-Mobile USA, Inc 5 .875 11/15/55 170,652
225,000 (b) Turk Telekomunikasyon AS. 6 .950 10/07/32 219,106
250,000 Verizon Communications, Inc 4 .780 02/15/35 241,972
600,000 Verizon Communications, Inc 5 .250 04/02/35 600,740
50,000 Verizon Communications, Inc 5 .875 11/30/55 48,634
200,000 (b) Vmed O2 UK Financing I plc 4 .750 07/15/31 172,073
150,000 Vodafone Group plc 5 .125 06/04/81 116,588
20,000 (b) Windstream Services LLC 7 .500 10/15/33 20,793
TOTAL TELECOMMUNICATION SERVICES 5,101,710
TRANSPORTATION - 0.3%
200,000 (b) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 166,062
200,000 (b) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 198,000
20,000 (b) Stonepeak Nile Parent LLC 7 .250 03/15/32 20,802
160,000 (b) XPO, Inc 6 .250 06/01/28 161,979
TOTAL TRANSPORTATION 546,843
UTILITIES - 3.1%
275,000 AEP Transmission Co LLC 5 .375 06/15/35 279,162
100,000 American Water Capital Corp 3 .000 12/01/26 99,179
250,000 American Water Capital Corp 2 .800 05/01/30 234,685
60,000 American Water Capital Corp 4 .000 12/01/46 46,354
50,000 American Water Capital Corp 3 .750 09/01/47 37,202
100,000 American Water Capital Corp 3 .450 05/01/50 69,600
50,000 American Water Capital Corp 5 .700 09/01/55 48,919
100,000 Atmos Energy Corp 1 .500 01/15/31 87,257
175,000 Atmos Energy Corp 5 .000 12/15/54 155,087
125,000 Baltimore Gas and Electric Co 3 .750 08/15/47 93,395
200,000 (b) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 204,440

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 50,000 Berkshire Hathaway Energy Co 3 .250% 04/15/28 $ 49,064
100,000 Black Hills Corp 3 .150 01/15/27 99,185
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 91,172
50,000 CenterPoint Energy Houston Electric LLC 4 .850 04/01/36 48,965
100,000 CMS Energy Corp 6 .500 06/01/55 101,803
200,000 (b) Comision Federal de Electricidad 0 .000 01/28/34 193,820
100,000 Commonwealth Edison Co 2 .750 09/01/51 60,216
58,000 Consumers Energy Co 2 .650 08/15/52 34,685
20,000 (b) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 20,225
100,000 Dominion Energy, Inc 7 .000 06/01/54 105,769
50,000 Dominion Energy, Inc 6 .625 05/15/55 50,765
125,000 DTE Electric Co 5 .400 04/01/53 119,154
50,000 DTE Electric Co 5 .850 05/15/55 50,329
50,000 DTE Electric Co 5 .550 03/01/56 48,343
50,000 Duke Energy Progress LLC 2 .500 08/15/50 28,686
100,000 Exelon Corp 6 .500 03/15/55 101,956
44,000 (b) Ferrellgas LP 5 .875 04/01/29 42,064
250,000 Florida Power & Light Co 4 .800 05/15/33 250,169
200,000 Florida Power & Light Co 3 .990 03/01/49 154,784
75,000 Florida Power & Light Co 5 .700 03/15/55 74,697
50,000 Indiana Michigan Power Co 5 .600 03/15/56 48,228
200,000 (b) Israel Electric Corp Ltd, Reg S 5 .633 01/28/38 197,452
150,000 MidAmerican Energy Co 3 .650 04/15/29 147,282
95,000 MidAmerican Energy Co 3 .650 08/01/48 69,612
100,000 MPLX LP 6 .200 09/15/55 98,693
310,000 NiSource, Inc 1 .700 02/15/31 269,416
75,000 NiSource, Inc 5 .850 04/01/55 72,910
85,000 (b) NRG Energy, Inc 2 .450 12/02/27 81,878
50,000 NRG Energy, Inc 5 .750 01/15/28 50,093
6,000 (b) ONEOK, Inc 5 .625 01/15/28 6,077
12,000 (b) Pattern Energy Operations LP 4 .500 08/15/28 11,717
100,000 PECO Energy Co 3 .000 09/15/49 64,955
100,000 PECO Energy Co 2 .800 06/15/50 61,813
200,000 (b) Perusahaan Listrik Negara PT 3 .875 07/17/29 191,948
200,000 PG&E Corp 7 .375 03/15/55 201,283
125,000 Public Service Co of Colorado 3 .200 03/01/50 82,846
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 101,281
200,000 Public Service Electric and Gas Co 5 .450 03/01/54 190,979
180,000 Sierra Pacific Power Co 6 .375 09/15/56 178,529
28,000 (b) Superior Plus LP 4 .500 03/15/29 26,766
190,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 199,325
60,000 (b) Talen Energy Supply LLC 6 .250 02/01/34 59,332
40,000 (b) Talen Energy Supply LLC 6 .500 02/01/36 40,277
50,000 Union Electric Co 5 .125 03/15/55 45,306
75,000 Virginia Electric and Power Co 2 .950 11/15/26 74,442
400,000 Virginia Electric and Power Co 4 .950 03/15/36 389,917
275,000 Williams Cos, Inc 5 .150 03/15/36 270,906
250,000 Wisconsin Power and Light Co 4 .950 04/01/33 250,863
30,000 (b) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 31,581
TOTAL UTILITIES 6,596,838
TOTAL CORPORATE BONDS
(Cost $67,818,362) 65,598,118
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 48.3%
FOREIGN GOVERNMENT BONDS - 2.1%
50,000 (b) Bermuda Government International Bond 4 .750 02/15/29 50,025
225,000 Brazilian Government International Bond 6 .000 10/20/33 225,630
EUR 50,000 Chile Government International Bond 3 .800 07/01/35 56,403
200,000 Colombia Government International Bond 8 .000 11/14/35 209,308
200,000 (b) Costa Rica Government International Bond 7 .000 04/04/44 210,542
150,000 (b) Dominican Republic International Bond 6 .150 05/17/38 141,832

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 56,442 (b) Ecuador Government International Bond (Step Bond) 1 .000% 07/31/35 $ 49,679
14,000 (b) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 10,955
200,000 (b) Egypt Government International Bond 7 .053 01/15/32 188,832
100,000 European Investment Bank 4 .875 02/15/36 104,042
200,000 (b) Export-Import Bank of India 2 .250 01/13/31 178,242
200,000 (b) Guatemala Government International Bond 3 .700 10/07/33 174,400
200,000 (b) Hungary Government International Bond 6 .125 05/22/28 204,633
200,000 Israel Government International Bond 5 .375 03/12/29 202,913
200,000 (b) Ivory Coast Government International Bond 6 .750 02/25/41 175,626
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 199,820
205,000 Mexico Government International Bond 5 .850 07/02/32 205,738
32,000 Mexico Government International Bond 6 .050 01/11/40 31,029
275,000 Mexico Government International Bond 4 .280 08/14/41 214,981
250,000 Mexico Government International Bond 6 .400 05/07/54 233,838
200,000 (b) Paraguay Government International Bond 6 .000 02/09/36 207,120
130,000 Peruvian Government International Bond 3 .000 01/15/34 110,935
100,000 Republic of Poland Government International Bond 4 .875 10/04/33 99,934
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 129,590
102,000 (b) Romanian Government International Bond 5 .875 01/30/29 102,704
100,000 (b) Romanian Government International Bond 5 .750 07/04/36 92,724
275,000 (b) Rwanda International Government Bond 5 .500 08/09/31 245,834
200,000 (b) Saudi Government International Bond 3 .750 01/21/55 135,497
200,000 (b) Serbia Government International Bond 2 .125 12/01/30 172,482
200,000 Turkiye Government International Bond 7 .625 05/15/34 203,469
TOTAL FOREIGN GOVERNMENT BONDS 4,568,757
MORTGAGE BACKED - 25.3%
100,000 (a),(b) Angel Oak Mortgage Trust 2 .837 11/25/66 74,396
73,626 (a),(b) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 63,347
500,000 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.500%) 5 .173 12/15/42 500,777
63,985 (a),(b) Chase Home Lending Mortgage Trust Series 5 .500 12/25/56 63,668
1,337,249 (a),(b) Citigroup Mortgage Loan Trust 0 .153 02/25/52 11,690
430,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .312 06/25/42 447,079
183,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .262 07/25/42 188,530
85,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 87,877
35,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .012 05/25/43 37,443
565,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 586,311
325,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .362 07/25/43 332,454
125,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 130,263
80,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 10/25/43 83,462
48,011 Fannie Mae Pool 3 .500 06/01/32 47,004
40,737 Fannie Mae Pool 5 .000 05/01/35 41,069
5,172 Fannie Mae Pool 7 .500 07/01/35 5,287
48,602 Fannie Mae Pool 5 .000 02/01/36 49,058
54,746 Fannie Mae Pool 3 .000 10/01/39 51,115
42,688 Fannie Mae Pool 3 .000 05/01/40 39,629
75,744 Fannie Mae Pool 5 .000 09/01/40 76,551
40,543 Fannie Mae Pool 4 .000 09/01/42 39,331
30,007 Fannie Mae Pool 4 .500 03/01/44 29,666
246,874 Fannie Mae Pool 4 .000 05/01/44 239,798
102,621 Fannie Mae Pool 4 .500 10/01/44 101,116
191,752 Fannie Mae Pool 4 .500 11/01/44 188,939
44,281 Fannie Mae Pool 5 .000 11/01/44 44,751
16,334 Fannie Mae Pool 4 .000 01/01/45 15,846
223,979 Fannie Mae Pool 3 .500 01/01/46 210,658
13,086 Fannie Mae Pool 4 .000 04/01/46 12,646
91,598 Fannie Mae Pool 3 .500 07/01/46 85,982
226,019 Fannie Mae Pool 3 .500 07/01/46 212,858
42,945 Fannie Mae Pool 3 .000 10/01/46 37,938
5,178 Fannie Mae Pool 3 .000 11/01/47 4,575
106,860 Fannie Mae Pool 3 .500 11/01/47 100,513
135,073 Fannie Mae Pool 3 .500 01/01/48 126,297
62,480 Fannie Mae Pool 4 .500 01/01/48 61,460

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 56,524 Fannie Mae Pool 4 .500% 02/01/48 $ 55,604
44,657 Fannie Mae Pool 4 .500 05/01/48 43,925
29,468 Fannie Mae Pool 4 .500 05/01/48 28,981
178,567 Fannie Mae Pool 3 .000 07/01/50 160,345
159,055 Fannie Mae Pool 2 .500 08/01/51 136,473
120,469 Fannie Mae Pool 3 .000 09/01/51 107,670
580,025 Fannie Mae Pool 2 .500 12/01/51 492,778
18,538 Fannie Mae Pool 2 .500 01/01/52 15,705
273,441 Fannie Mae Pool 2 .500 02/01/52 234,111
312,982 Fannie Mae Pool 3 .000 02/01/52 275,574
210,172 Fannie Mae Pool 3 .500 02/01/52 195,120
413,093 Fannie Mae Pool 2 .500 04/01/52 348,936
335,254 Fannie Mae Pool 3 .000 04/01/52 298,226
711,262 Fannie Mae Pool 3 .000 04/01/52 626,148
23,932 Fannie Mae Pool 2 .500 05/01/52 20,252
126,464 Fannie Mae Pool 3 .000 05/01/52 112,378
422,610 Fannie Mae Pool 4 .000 05/01/52 400,136
108,544 Fannie Mae Pool 3 .500 06/01/52 100,092
83,435 Fannie Mae Pool 3 .500 06/01/52 76,590
703,487 Fannie Mae Pool 4 .000 06/01/52 666,750
152,436 Fannie Mae Pool 4 .500 06/01/52 147,859
366,767 Fannie Mae Pool 4 .500 06/01/52 355,529
1,326,290 Fannie Mae Pool 4 .000 07/01/52 1,253,326
147,636 Fannie Mae Pool 4 .500 07/01/52 143,189
90,705 Fannie Mae Pool 4 .500 07/01/52 87,888
1,338,883 Fannie Mae Pool 4 .000 08/01/52 1,264,093
623,425 Fannie Mae Pool 4 .500 08/01/52 604,068
1,236,104 Fannie Mae Pool 5 .000 08/01/52 1,225,348
692,025 Fannie Mae Pool 4 .000 09/01/52 655,885
2,184,927 Fannie Mae Pool 4 .500 09/01/52 2,117,980
84,194 Fannie Mae Pool 5 .000 09/01/52 83,457
819,531 Fannie Mae Pool 4 .000 10/01/52 776,436
302,263 Fannie Mae Pool 4 .500 10/01/52 293,188
195,830 Fannie Mae Pool 5 .000 10/01/52 194,176
277,365 Fannie Mae Pool 4 .000 11/01/52 262,180
909,241 Fannie Mae Pool 4 .500 11/01/52 881,101
249,090 Fannie Mae Pool 4 .500 12/01/52 241,382
981,785 Fannie Mae Pool 5 .000 01/01/53 973,545
842,332 Fannie Mae Pool 5 .000 02/01/53 834,830
292,346 Fannie Mae Pool 5 .500 02/01/53 294,863
415,578 Fannie Mae Pool 5 .000 04/01/53 411,834
231,756 Fannie Mae Pool 5 .000 05/01/53 229,656
27,122 Fannie Mae Pool 5 .000 06/01/53 26,928
1,488,533 Fannie Mae Pool 5 .500 06/01/53 1,500,893
481,138 Fannie Mae Pool 5 .000 08/01/53 476,183
191,600 Fannie Mae Pool 5 .500 08/01/53 193,104
1,482,891 Fannie Mae Pool 5 .500 10/01/53 1,493,845
469,373 Fannie Mae Pool 4 .000 02/01/54 444,606
365,219 Fannie Mae Pool 6 .000 03/01/54 372,292
2,661,899 Fannie Mae Pool 5 .500 04/01/54 2,676,682
1,702,942 Fannie Mae Pool 5 .500 05/01/54 1,712,399
452,727 Fannie Mae Pool 6 .000 06/01/54 461,988
2,145,081 Fannie Mae Pool 5 .500 10/01/54 2,156,229
781,494 Fannie Mae Pool 6 .000 10/01/54 796,955
51,216 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 2 .174 09/25/43 5,042
113,077 Fannie Mae REMICS 3 .500 02/25/48 101,067
77,412 Fannie Mae REMICS 4 .000 07/25/48 73,261
131,233 Fannie Mae REMICS 2 .000 08/25/50 16,239
179,903 Fannie Mae REMICS 2 .000 10/25/50 126,639
375,584 Fannie Mae REMICS 2 .500 11/25/50 51,367
73,644 Fannie Mae REMICS 3 .000 02/25/51 14,050
174,105 Fannie Mae REMICS 2 .500 11/25/51 18,419

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 272,559 Fannie Mae REMICS 3 .500% 04/25/52 $ 211,882
189,695 Fannie Mae REMICS 4 .500 07/25/52 169,526
117,903 Fannie Mae REMICS 4 .500 08/25/52 102,869
85,384 Fannie Mae REMICS 4 .000 09/25/52 75,303
103,846 Fannie Mae REMICS 4 .000 09/25/52 91,977
87,768 Fannie Mae REMICS 4 .500 10/25/52 83,471
93,619 Fannie Mae REMICS 4 .500 10/25/52 89,814
138,715 Fannie Mae REMICS 5 .500 11/25/52 140,366
116,706 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 98,798
91,016 (a),(b) Flagstar Mortgage Trust 3 .000 12/30/51 78,308
9,424 Freddie Mac Gold Pool 5 .000 06/01/36 9,522
3,404 Freddie Mac Gold Pool 5 .000 07/01/39 3,444
103,208 Freddie Mac Gold Pool 3 .500 04/01/45 97,556
277,378 Freddie Mac Gold Pool 3 .500 08/01/45 262,189
6,481 Freddie Mac Gold Pool 4 .500 06/01/47 6,394
166,734 Freddie Mac Gold Pool 4 .000 09/01/47 160,506
64,773 Freddie Mac Gold Pool 3 .500 12/01/47 60,821
56,661 Freddie Mac Gold Pool 4 .500 08/01/48 55,815
658,582 Freddie Mac Pool 3 .000 11/01/49 590,146
144,477 Freddie Mac Pool 2 .500 11/01/51 122,444
170,257 Freddie Mac Pool 3 .000 11/01/51 153,290
146,868 Freddie Mac Pool 3 .000 11/01/51 131,200
25,803 Freddie Mac Pool 3 .000 11/01/51 23,339
44,024 Freddie Mac Pool 3 .000 11/01/51 39,687
107,321 Freddie Mac Pool 3 .000 02/01/52 94,507
146,016 Freddie Mac Pool 3 .000 03/01/52 128,562
189,052 Freddie Mac Pool 2 .500 04/01/52 160,310
438,278 Freddie Mac Pool 4 .000 04/01/52 415,552
663,163 Freddie Mac Pool 3 .000 05/01/52 583,805
66,067 Freddie Mac Pool 3 .000 06/01/52 58,436
324,235 Freddie Mac Pool 4 .500 06/01/52 314,434
1,341,386 Freddie Mac Pool 4 .500 07/01/52 1,300,425
318,533 Freddie Mac Pool 4 .500 07/01/52 308,905
102,110 Freddie Mac Pool 6 .000 11/01/52 104,446
1,852,510 Freddie Mac Pool 5 .000 06/01/53 1,835,724
492,131 Freddie Mac Pool 5 .000 08/01/53 487,285
414,316 Freddie Mac Pool 5 .500 08/01/53 417,313
175,478 Freddie Mac REMICS 3 .500 01/15/47 159,632
129,837 Freddie Mac REMICS 4 .000 01/15/48 123,079
144,744 Freddie Mac REMICS 4 .000 03/15/48 137,135
107,078 Freddie Mac REMICS 4 .000 04/15/48 101,259
67,253 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .861 06/15/48 61,272
88,799 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .781 10/15/48 77,281
137,518 Freddie Mac REMICS 2 .000 09/25/50 94,147
62,768 Freddie Mac REMICS 3 .000 09/25/50 46,210
135,506 Freddie Mac REMICS 3 .000 10/25/50 98,312
400,363 Freddie Mac REMICS 2 .500 02/25/51 67,096
69,461 Freddie Mac REMICS 4 .000 08/25/52 61,854
15,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .762 01/25/42 15,568
60,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 61,446
95,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 99,493
275,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .162 06/25/42 285,444
210,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .362 09/25/42 216,687
70,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6 .761 03/25/43 72,418
1,573 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3 .789 02/25/48 1,541
2,721 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3 .850 05/25/48 2,665
109,848 (a),(b) GCAT Trust 3 .000 12/25/51 94,511
2,824 Ginnie Mae I Pool 5 .000 03/15/34 2,816
8,639 Ginnie Mae I Pool 5 .000 06/15/34 8,744
1,422 Ginnie Mae I Pool 5 .000 04/15/38 1,444
2,937 Ginnie Mae I Pool 4 .500 04/15/40 2,907
78,318 Ginnie Mae II Pool 3 .000 06/20/51 69,982

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 50,055 Ginnie Mae II Pool 3 .000% 12/20/51 $ 44,730
84,580 Ginnie Mae II Pool 2 .500 02/20/52 71,141
747,468 Ginnie Mae II Pool 3 .500 07/20/52 691,201
444,074 Ginnie Mae II Pool 4 .000 08/20/52 419,719
292,660 Ginnie Mae II Pool 4 .500 08/20/52 285,039
36,779 Ginnie Mae II Pool 5 .000 11/20/52 36,687
199,240 Ginnie Mae II Pool 4 .500 03/20/53 193,762
237,765 Government National Mortgage Association 5 .000 01/20/40 46,262
165,004 Government National Mortgage Association 5 .000 03/20/40 30,479
47,169 Government National Mortgage Association 2 .500 12/20/43 42,229
56,644 Government National Mortgage Association 3 .000 03/20/45 50,703
50,565 Government National Mortgage Association 4 .000 06/20/46 5,329
254,840 Government National Mortgage Association 3 .000 11/20/51 185,734
350,198 Government National Mortgage Association 3 .000 12/20/51 259,544
270,814 Government National Mortgage Association 3 .000 01/20/52 204,736
324,143 Government National Mortgage Association 3 .000 02/20/52 224,733
208,391 Government National Mortgage Association 4 .000 04/20/52 173,757
172,396 Government National Mortgage Association 5 .000 04/20/52 30,858
115,769 Government National Mortgage Association 4 .000 07/20/52 97,550
163,221 Government National Mortgage Association 4 .500 09/20/52 150,475
169,684 Government National Mortgage Association 4 .500 09/20/52 156,406
114,854 Government National Mortgage Association 4 .500 02/20/53 107,831
94,748 Government National Mortgage Association 5 .500 02/20/53 94,501
133,268 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .277 05/20/53 10,228
97,219 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 8 .881 08/20/53 106,291
40,182 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 11 .026 08/20/53 47,319
1,481,812 (a),(b) GS Mortgage-Backed Securities Corp Trust 0 .147 08/25/51 12,061
203,990 (a),(b) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 168,328
147,653 (a),(b) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 122,016
87,815 (a),(b) GS Mortgage-Backed Securities Trust 2 .821 05/28/52 73,580
169,844 (a),(b) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 146,130
70,367 (b) Imperial Fund Mortgage Trust 4 .638 03/25/67 67,186
15,919 (a),(b) JP Morgan Mortgage Trust 3 .500 05/25/47 14,501
122,197 (a),(b) JP Morgan Mortgage Trust 3 .500 10/25/48 110,147
3,019 (a),(b) JP Morgan Mortgage Trust 4 .000 01/25/49 2,814
389,989 (a),(b) JP Morgan Mortgage Trust 0 .125 06/25/51 2,377
694,664 (a),(b) JP Morgan Mortgage Trust 0 .104 11/25/51 3,958
59,046 (a),(b) JP Morgan Mortgage Trust 2 .500 11/25/51 48,830
720,719 (a),(b) JP Morgan Mortgage Trust 0 .112 12/25/51 4,347
81,081 (a),(b) JP Morgan Mortgage Trust 2 .500 12/25/51 67,003
22,089 (a),(b) JP Morgan Mortgage Trust 2 .836 12/25/51 17,994
122,137 (a),(b) JP Morgan Mortgage Trust 2 .500 01/25/52 101,388
166,395 (a),(b) JP Morgan Mortgage Trust 0 .500 04/25/52 4,849
111,281 (a),(b) JP Morgan Mortgage Trust 3 .344 04/25/52 95,442
66,768 (a),(b) JP Morgan Mortgage Trust 3 .344 04/25/52 56,557
89,025 (a),(b) JP Morgan Mortgage Trust 3 .344 04/25/52 73,355
182,581 (a),(b) JP Morgan Mortgage Trust 2 .500 06/25/52 150,880
999,964 (b) JP Morgan Mortgage Trust 0 .224 07/25/52 9,457
188,354 (a),(b) JP Morgan Mortgage Trust 2 .500 07/25/52 155,651
174,981 (a),(b) JP Morgan Mortgage Trust 3 .250 07/25/52 156,184
287,898 (a),(b) JP Morgan Mortgage Trust 3 .000 08/25/52 247,687
54,511 (a),(b) JP Morgan Mortgage Trust 3 .094 08/25/52 44,311
151,208 (a),(b) JP Morgan Mortgage Trust 3 .000 10/25/52 130,089
96,630 (a),(b) JP Morgan Mortgage Trust 3 .000 11/25/52 82,953
120,538 (a),(b) JP Morgan Mortgage Trust 3 .000 04/25/53 103,703
67,674 (a),(b) JP Morgan Mortgage Trust 5 .000 06/25/53 66,120
67,674 (a),(b) JP Morgan Mortgage Trust 5 .500 06/25/53 67,148
103,794 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 85,834
99,480 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 89,502
87,773 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 72,586
93,815 (a),(b) OBX 3 .000 01/25/52 80,712
155,000 (a),(b),(f) PMT Loan Trust 6 .000 03/25/57 156,035

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 186,083 (a),(b) RCKT Mortgage Trust 2 .500% 02/25/52 $ 153,886
169,949 (a),(b) RCKT Mortgage Trust 3 .000 05/25/52 146,220
76,692 (a),(b) RCKT Mortgage Trust 4 .000 06/25/52 70,475
4,694 (a),(b) Sequoia Mortgage Trust 4 .000 06/25/49 4,435
25,101 (a),(b) Sequoia Mortgage Trust 3 .500 12/25/49 22,627
71,317 (a),(b) Sequoia Mortgage Trust 2 .500 06/25/51 58,890
145,190 (a),(b) Sequoia Mortgage Trust 4 .000 11/25/55 134,870
121,950 (a),(b) Sequoia Mortgage Trust 5 .500 02/25/56 121,056
100,000 (a),(b) Verus Securitization Trust 5 .670 01/25/71 98,883
69,007 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 59,437
90,587 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3 .300 08/25/51 77,140
TOTAL MORTGAGE BACKED 53,513,371
MUNICIPAL BONDS - 0.3%
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .038 09/01/34 190,294
170,000 New York State Dormitory Authority 4 .294 07/01/44 148,564
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 277,621
TOTAL MUNICIPAL BONDS 616,479
U.S. TREASURY SECURITIES - 20.6%
390,000 United States Treasury Note 4 .125 10/31/26 390,686
180,000 United States Treasury Note 4 .125 01/31/27 180,555
655,000 United States Treasury Note 4 .125 02/28/27 657,139
550,000 United States Treasury Note 3 .875 03/31/27 550,726
210,000 United States Treasury Note 3 .875 07/31/27 210,082
1,059,000 United States Treasury Note 3 .875 03/31/28 1,060,572
250,000 United States Treasury Note 3 .750 04/15/28 249,658
370,000 United States Treasury Note 3 .375 09/15/28 366,184
1,827,000 United States Treasury Note 3 .500 03/15/29 1,810,871
170,000 United States Treasury Note 3 .625 08/31/30 167,915
0 (c) United States Treasury Note 3 .500 02/28/31 0
3,501,000 United States Treasury Note 3 .875 03/31/31 3,489,786
1,946,000 United States Treasury Note 4 .250 03/31/33 1,959,379
610,000 United States Treasury Note 4 .125 02/15/36 600,469
1,114,000 United States Treasury Note 4 .750 02/15/45 1,094,592
675,000 United States Treasury Note 5 .000 05/15/45 683,780
1,893,000 (c) United States Treasury Note 4 .625 02/15/46 1,824,970
10,056,000 United States Treasury Note 4 .625 11/15/55 9,608,194
595,000 United States Treasury Note/Bond 4 .875 04/30/26 595,524
125,000 United States Treasury Note/Bond 4 .625 06/30/26 125,270
250,000 United States Treasury Note/Bond 4 .375 12/15/26 251,072
150,000 United States Treasury Note/Bond 4 .500 05/15/27 151,102
95,000 United States Treasury Note/Bond 4 .875 10/31/30 98,700
1,575,000 United States Treasury Note/Bond 4 .125 03/31/31 1,586,136
325,000 United States Treasury Note/Bond 4 .625 04/30/31 334,648
2,084,000 United States Treasury Note/Bond 4 .125 07/31/31 2,097,513
110,000 United States Treasury Note/Bond 2 .250 05/15/41 80,150
500,000 United States Treasury Note/Bond 2 .000 11/15/41 345,781
5,111,800 United States Treasury Note/Bond 2 .375 02/15/42 3,725,025
3,005,000 United States Treasury Note/Bond 3 .875 02/15/43 2,670,107
3,668,000 United States Treasury Note/Bond 4 .750 11/15/43 3,623,869
1,535,700 United States Treasury Note/Bond 3 .000 11/15/45 1,160,833
1,615,000 United States Treasury Note/Bond 2 .875 11/15/46 1,180,527
765,000 United States Treasury Note/Bond 3 .000 05/15/47 568,550
176,000 United States Treasury Note/Bond 3 .375 11/15/48 137,919
TOTAL U.S. TREASURY SECURITIES 43,638,284
TOTAL GOVERNMENT BONDS
(Cost $106,476,460) 102,336,891

Core Bond

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley $ 64,662
TOTAL FINANCIAL SERVICES 64,662
TOTAL PREFERRED STOCKS
(Cost $65,000) 64,662
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 16.5%
ASSET BACKED - 6.6%
$ 400,000 (a) 3650R Commercial Mortgage Trust, Series 2022 PF2 5 .291% 11/15/55 399,861
500,000 (a),(b) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5 .970 07/21/38 499,843
161,223 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 161,363
250,000 (a),(b) Apidos CLO XXXI, (TSFR3M + 1.450%), Series 2019 31A 5 .122 04/15/39 249,225
82,514 (b) Apollo Aviation Securitization, Series 2021 2A 2 .798 01/15/47 77,986
45,042 (b) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3 .280 09/26/33 44,882
92,054 (b) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 90,877
98,396 (b) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 97,225
150,000 Capital One Prime Auto Receivables Trust, Series 2025 1 3 .850 07/15/30 149,233
96,375 (b) Cars Net Lease Mortgage Notes, Series 2020 1A 2 .010 12/15/50 91,372
97,375 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 93,089
100,000 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4 .690 12/15/50 94,558
7,675 Carvana Auto Receivables Trust, Series 2021 N4 1 .720 09/11/28 7,507
65,535 (b) Carvana Auto Receivables Trust, Series 2022 N1 4 .130 12/11/28 65,021
144,702 (a),(b) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .497 04/07/52 14
914 Centex Home Equity, Series 2002 A 5 .540 01/25/32 912
441,177 (b) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 369,640
212,982 (b) CF Hippolyta LLC, Series 2020 1 1 .990 07/15/60 173,213
89,945 (b) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 55,316
231,133 (b) CF Hippolyta LLC, Series 2021 1A 1 .530 03/15/61 185,917
235,612 (b) CF Hippolyta LLC, Series 2021 1A 1 .980 03/15/61 143,530
395,000 (b) CPS Auto Receivables Trust, Series 2025 C 4 .910 10/15/31 395,658
439,000 CSAIL Commercial Mortgage Trust, Series 2019 C17 3 .278 09/15/52 399,890
116,875 (b) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 115,512
191,500 (b) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 188,512
95,750 (b) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 90,149
145,875 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 138,031
250,000 (a),(b) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5 .368 10/20/38 250,509
500,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP 4 .297 11/13/42 494,578
43,638 (b) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 40,603
250,000 (a),(b) Golub Capital Partners CLO, LT, (TSFR3M + 1.450%), Series 2026 86A 5 .108 01/25/39 249,900
44,190 (b) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 40,288
44,190 (b) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 41,234
1,722 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 1,704
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .570 09/21/29 1,006,611
113,522 (b) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 112,667
114,945 (b) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 112,642
350,000 (b) Hotwire Funding LLC, Series 2023 1A 5 .687 05/20/53 352,095
385,000 (b) Hyundai Auto Lease Securitizat, Series 2026 A 3 .970 12/15/28 383,622
500,000 (b) M&T Bank Auto Receivables Trust, Series 2025 1A 4 .730 06/17/30 503,737
435,000 Mercedes-Benz Auto Lease Trust, Series 2026 A 3 .930 01/15/30 432,511
400,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .752 05/15/56 417,728
31,768 (b) MVW LLC, Series 2021 2A 1 .830 05/20/39 30,229
232,665 (b) MVW Owner Trust, Series 2025 2A 4 .480 10/20/44 230,968
13,005 (b) Navient Private Education Refi Loan Trust, Series 2020 HA 1 .310 01/15/69 12,357
50,067 (b) Navient Student Loan Trust, Series 2019 BA 3 .390 12/15/59 49,320
250,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5 .218 04/25/36 250,127
189,243 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1 .480 01/20/51 164,581
77,639 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2 .380 11/20/51 67,413
89,683 (b) OneMain Financial Issuance Trust, Series 2020 2A 1 .750 09/14/35 88,455
250,000 (a),(b) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5 .322 07/15/38 250,244
250,000 (b) PFS Financing Corp, Series 2025 B 4 .850 02/15/30 252,222
500,000 (b) QTS Issuer ABS II LLC, Series 2026 1A 5 .364 01/05/56 488,656

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 379,127 (b) SOFI CONSUMER LOAN PROGRAM TRU, Series 2026 1 4 .060% 12/26/35 $ 378,709
250,000 (b) Sotheby's Artfi Master Trust, Series 2026 1A 5 .820 06/20/33 249,499
2,554 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .693 09/25/34 2,457
246,875 (b) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 248,468
500,000 (a),(b) SYCA Commercial Mortgage Trust, Series 2025 WAG 4 .908 11/10/42 499,529
127,725 (b) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 124,847
98,250 (b) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 90,893
450,000 Toyota auto receivables owner, Series 2026 A 3 .860 09/16/30 447,021
325,000 (b) UNITK A2, Series 2026 1A 5 .219 02/25/56 324,074
275,961 (b) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 255,228
500,000 (b) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 504,575
TOTAL ASSET BACKED 13,828,637
OTHER MORTGAGE BACKED - 9.9%
82,150 (a),(b) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 76,506
500,000 (b) BANK, Series 2019 BN21 2 .500 10/17/52 371,574
70,163 (a),(b) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2 .500 10/25/51 58,023
400,000 BBCMS Mortgage Trust, Series 2023 C19 5 .753 04/15/56 404,959
575,000 (b) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 557,630
500,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 485,053
400,000 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 381,486
200,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 187,162
500,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2 .244 08/15/54 411,900
450,000 Benchmark Mortgage Trust, Series 2019 B14 3 .049 12/15/62 425,328
125,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 102,292
250,000 Benchmark Mortgage Trust, Series 2019 B15 3 .564 12/15/72 216,045
360,000 BMO Mortgage Trust, Series 2023 C5 5 .765 06/15/56 373,115
229,232 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5 5 .064 03/15/41 229,773
250,000 CD Mortgage Trust, Series 2017 CD4 3 .746 05/10/50 243,947
250,000 (a),(b) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 232,519
54,092 CFCRE Commercial Mortgage Trust, Series 2016 C7 3 .644 12/10/54 53,997
1,572 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5 .023 02/20/35 1,571
43,084 (a),(b) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .599 07/10/47 41,408
400,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .975 04/10/48 358,200
250,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 230,061
24,723 COMM Mortgage Trust, Series 2012 CR4 2 .853 10/15/45 24,591
376,011 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 372,551
500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 307,500
200,000 (a),(b) COMM Mortgage Trust, Series 2015 CR22 3 .692 03/10/48 159,150
105,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .662 04/25/42 106,537
240,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 246,637
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 374,548
250,000 (a),(b) CSTL Commercial Mortgage Trust, Series 2024 GATE 5 .052 11/10/41 249,896
200,000 DBJPM Mortgage Trust, Series 2020 C9 2 .340 08/15/53 177,667
400,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 5 .946 06/10/37 403,908
250,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6 .625 06/10/37 251,129
395,808 (b) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 400,630
73,574 (a),(b) Flagstar Mortgage Trust, Series 2017 2 3 .963 10/25/47 67,212
1,402 (a),(b) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 1,317
71,901 (a),(b) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 59,417
149,282 (a),(b) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 123,456
89,858 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV 3 .335 07/25/51 74,261
90,798 (a),(b) Flagstar Mortgage Trust, Series 2021 10IN 3 .496 10/25/51 75,332
160,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 167,012
100,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .869 05/10/50 89,728
300,000 GS Mortgage Securities Trust, Series 2017 GS7 4 .236 08/10/50 272,320
500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 464,283
2,421 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 2,274
25,023 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 21,644
572,789 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .227 03/27/51 7,467
87,006 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 75,287
110,936 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 91,738
140,357 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 115,987

Core Bond

Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 148,318 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000% 06/25/52 $ 127,602
274,288 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 226,664
129,130 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 106,710
88,245 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .722 01/25/52 71,879
89,344 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 77,009
146,293 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 125,867
113,828 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 98,143
95,056 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 81,766
121,052 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 108,013
900,000 (a),(b) Houston Galleria Mall Trust, Series 2025 HGLR 5 .462 02/05/45 921,399
500,000 (a),(b) HTL Commercial Mortgage Trust, Series 2024 T53 7 .088 05/10/39 504,867
225,000 (a),(b) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 228,201
16,139 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 15,487
150,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .065 01/16/37 122,208
19,887 (a),(b) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5 .013 12/25/44 19,653
18,509 (a),(b) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 16,891
73,912 (a),(b) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 66,579
51,914 (a),(b) JP Morgan Mortgage Trust, Series 2017 5 4 .702 10/26/48 51,598
1,630 (a),(b) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 1,536
5,415 (a),(b) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 5,066
88,381 (a),(b) JP Morgan Mortgage Trust, Series 2020 1 3 .815 06/25/50 79,765
493,853 (a),(b) JP Morgan Mortgage Trust, Series 2021 3 0 .142 07/25/51 3,587
337,373 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 0 .128 08/25/51 2,388
43,879 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 2 .878 08/25/51 35,907
545,373 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 0 .130 10/25/51 3,948
92,032 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 76,144
180,902 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 4,215
72,760 (a),(b) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 59,987
88,915 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4 3 .202 01/25/52 72,508
67,723 (a),(b) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 55,816
22,671 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1 3 .290 03/25/52 18,996
50,128 (a),(b) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 41,424
40,445 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 35,003
187,785 (a),(b) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 161,566
95,078 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 81,833
287,118 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 255,831
109,141 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 93,806
34,923 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 32,091
178,135 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 176,488
450,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .323 08/15/48 424,778
500,000 (a),(b) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .438 03/17/49 470,781
115,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2017 C5 3 .858 03/15/50 106,252
225,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C7 3 .985 10/15/50 214,022
29,520 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2 .278 01/25/37 28,325
250,000 (b) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 252,145
79,417 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 72,928
400,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 2.394%), Series 2022 LPFL 3 .673 03/15/39 399,728
424,429 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 412,746
500,000 (b) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL 3 .885 08/15/38 485,986
260,000 (a),(b) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 260,126
182,788 (a),(b) OBX Trust, Series 2021 J2 2 .500 07/25/51 151,051
155,830 (a),(b) OBX Trust, Series 2022 INV5 4 .000 10/25/52 143,194
71,053 (a),(b) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 58,716
550,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT 3 .566 05/10/39 527,350
500,000 (b) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 462,374
70,435 (a),(b) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 57,982
76,692 (a),(b) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 68,456
7,608 (a),(b) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 7,071
11,802 (a),(b) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 10,779
22,114 (a),(b) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 20,202
2,147 (a),(b) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 2,046
37,398 (a),(b) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 32,471

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 84,832 (a),(b) Sequoia Mortgage Trust, Series 2023 1 5 .000% 01/25/53 $ 81,617
9,596 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1 3 .500 04/25/47 8,793
190,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4 .713 06/15/51 180,599
200,000 (a) UBS Commercial Mortgage Trust, Series 2018 C12 4 .788 08/15/51 183,476
86,240 (a),(b) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 76,392
350,000 (a),(b) Verus Securitization Trust, Series 2025 12 5 .760 12/25/70 346,850
250,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C61 2 .658 11/15/54 223,456
200,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 204,428
1,218 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 1,154
10,174 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3 .500 09/25/49 9,245
94,515 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 81,786
169,590 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 140,144
91,451 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3 .633 09/25/51 77,068
74,650 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 64,274
91,467 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .418 03/25/52 76,468
93,313 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 83,312
TOTAL OTHER MORTGAGE BACKED 21,003,040
TOTAL STRUCTURED ASSETS
(Cost $36,089,220) 34,831,677
TOTAL LONG-TERM INVESTMENTS
(Cost $213,466,213) 205,796,915
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
1,751,088 (g) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (h) 1,751,088
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,751,088) 1,751,088
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 1.7%
3,569,000 (i) Fixed Income Clearing Corporation 3 .660 04/01/26 3,569,000
TOTAL REPURCHASE AGREEMENT 3,569,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,569,000) 3,569,000
TOTAL INVESTMENTS - 99.7%
(Cost $218,786,301) 211,117,003
OTHER ASSETS & LIABILITIES, NET - 0.3% 592,415
NET ASSETS - 100.0% $ 211,709,418
EUR Euro
LIBOR London Interbank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UTIXX Federated Hermes U.S. Treasury Cash Reserves

Core Bond

Portfolio of Investments March 31, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $51,951,243 or 24.6% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,904,943.
(d) Perpetual security. Maturity date is not applicable.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.2% of Total Investments.
(f) When-issued or delayed delivery security.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $3,569,363 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 5/31/30, valued at $3,640,390.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 161,981 EUR 137,786 JPMORGAN CHASE BANK N.A 04/08/26 $ 3,256
EUR 86,063 $ 101,649 MORGAN STANLEY BANK,N.A. 04/08/26 (2,507)
Total  $ 749
Total unrealized appreciation on forward foreign currency contracts  $ 3,256
Total unrealized depreciation on forward foreign currency contracts  $ (2,507)
EUR Euro

Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $2,965,567 $— $2,965,567
Corporate bonds — 65,598,118 — 65,598,118
Government bonds — 102,336,891 — 102,336,891
Preferred stocks 64,662 — — 64,662
Structured assets — 34,831,677 — 34,831,677
Investments purchased with collateral from securities lending 1,751,088 — — 1,751,088
Short-Term Investments
:
Repurchase agreement — 3,569,000 — 3,569,000
Investments in Derivatives
:
Forward foreign currency contracts* — 749 — 749
Total $1,815,750 $209,302,002 $— $211,117,752
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Core Equity
Portfolio of Investments March 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.2%
COMMON STOCKS - 100.2%
BANKS - 2.5%
25,318 Citigroup, Inc $ 2,871,314
7,393 JPMorgan Chase & Co 2,174,725
TOTAL BANKS 5,046,039
CAPITAL GOODS - 8.6%
5,869 Cummins, Inc 3,157,639
12,915 Ferguson Enterprises, Inc 3,012,553
3,518 GE Vernova, Inc 3,070,862
10,204 Howmet Aerospace, Inc 2,351,614
35,139 Ingersoll Rand, Inc 2,815,337
16,304 RTX Corp 3,145,042
TOTAL CAPITAL GOODS 17,553,047
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.1%
36,180 (a) Amazon.com, Inc 7,535,209
9,504 Home Depot, Inc 3,125,771
30,055 TJX Cos, Inc 4,799,783
5,100 Williams-Sonoma, Inc 929,883
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 16,390,646
CONSUMER DURABLES & APPAREL - 0.7%
12,764 Pulte Homes, Inc 1,501,174
TOTAL CONSUMER DURABLES & APPAREL 1,501,174
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.8%
2,632 Costco Wholesale Corp 2,622,604
8,676 Target Corp 1,051,531
48,205 Walmart, Inc 5,990,917
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 9,665,052
ENERGY - 6.0%
5,643 Cheniere Energy, Inc 1,601,258
11,028 Chevron Corp 2,281,693
13,246 ConocoPhillips 1,748,472
22,664 Exxon Mobil Corp 3,845,174
5,373 Valero Energy Corp 1,327,561
18,735 Williams Cos, Inc 1,363,533
TOTAL ENERGY 12,167,691
FINANCIAL SERVICES - 5.3%
6,402 Ameriprise Financial, Inc 2,845,049
23,056 Bank of New York Mellon Corp 2,735,133
7,116 Intercontinental Exchange, Inc 1,119,205
8,282 Mastercard, Inc (Class A) 4,138,184
TOTAL FINANCIAL SERVICES 10,837,571
FOOD, BEVERAGE & TOBACCO - 2.3%
69,124 Altria Group, Inc 4,561,493
TOTAL FOOD, BEVERAGE & TOBACCO 4,561,493
HEALTH CARE EQUIPMENT & SERVICES - 2.0%
3,574 HCA, Inc 1,691,360
2,761 McKesson Corp 2,389,259
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,080,619
INSURANCE - 1.1%
6,679 Chubb Ltd 2,176,887
TOTAL INSURANCE 2,176,887
MATERIALS - 3.3%
22,658 Freeport-McMoRan, Inc (Class B) 1,331,837
13,383 Newmont Goldcorp Corp 1,448,710
5,284 Royal Gold, Inc 1,344,725
23,840 Smurfit WestRock plc 950,024

SHARES DESCRIPTION VALUE
MATERIALS (continued)
8,978 Steel Dynamics, Inc $ 1,616,040
TOTAL MATERIALS 6,691,336
MEDIA & ENTERTAINMENT - 8.9%
21,307 Alphabet, Inc 6,112,126
23,628 Alphabet, Inc (Class A) 6,794,467
9,052 Meta Platforms, Inc 5,178,921
TOTAL MEDIA & ENTERTAINMENT 18,085,514
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
13,945 AbbVie, Inc 3,032,898
7,704 Amgen, Inc 2,710,653
2,499 Eli Lilly & Co 2,298,505
25,119 Johnson & Johnson 6,140,088
5,710 Regeneron Pharmaceuticals, Inc 4,411,774
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,593,918
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.6%
10,440 (a) Advanced Micro Devices, Inc 2,123,809
5,984 Applied Materials, Inc 2,045,271
22,525 Broadcom, Inc 6,971,713
26,915 (a) Intel Corp 1,187,759
456 KLA Corp 671,419
10,013 Lam Research Corp 2,139,378
94,698 Nvidia Corp 16,515,331
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 31,654,680
SOFTWARE & SERVICES - 5.6%
27,597 Microsoft Corp 10,215,582
8,387 (a) Palantir Technologies, Inc 1,226,850
TOTAL SOFTWARE & SERVICES 11,442,432
TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
58,788 Apple, Inc 14,919,807
46,641 Cisco Systems, Inc 3,618,875
3,557 Seagate Technology Holdings plc 1,393,490
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 19,932,172
TRANSPORTATION - 1.6%
9,262 FedEx Corp 3,298,939
TOTAL TRANSPORTATION 3,298,939
UTILITIES - 4.8%
39,027 Alliant Energy Corp 2,800,578
29,839 American Electric Power Co, Inc 3,911,296
16,163 Duke Energy Corp 2,116,383
6,556 Vistra Corp 985,563
TOTAL UTILITIES 9,813,820
TOTAL COMMON STOCKS
(Cost $130,487,070) 203,493,030
TOTAL LONG-TERM INVESTMENTS
(Cost $130,487,070) 203,493,030
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 547,000 (b) Fixed Income Clearing Corporation 3 .660% 04/01/26 547,000
TOTAL REPURCHASE AGREEMENT 547,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $547,000) 547,000
TOTAL INVESTMENTS - 100.5%
(Cost $131,034,070) 204,040,030
OTHER ASSETS & LIABILITIES, NET - (0.5)% (945,274)
NET ASSETS - 100.0% $ 203,094,756

Core Equity

Portfolio of Investments March 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $547,056 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 5/15/44, valued at $557,956.
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $203,493,030 $— $— $203,493,030
Short-Term Investments
:
Repurchase agreement — 547,000 — 547,000
Total $203,493,030 $547,000 $— $204,040,030
1 1 1 1 1

Portfolio of Investments March 31, 2026
Growth Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 2.8%
13,288 (a) Tesla, Inc $ 4,939,814
TOTAL AUTOMOBILES & COMPONENTS 4,939,814
CAPITAL GOODS - 5.2%
6,766 General Electric Co 1,919,988
8,735 Howmet Aerospace, Inc 2,013,068
5,158 Quanta Services, Inc 2,831,845
5,469 Trane Technologies plc 2,279,151
TOTAL CAPITAL GOODS 9,044,052
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
9,039 Cintas Corp 1,528,857
40,796 (a) Copart, Inc 1,354,427
9,127 Veralto Corp 807,009
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,690,293
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.2%
41,547 (a) Amazon.com, Inc 8,652,994
6,222 Home Depot, Inc 2,046,354
21,259 (a) O'Reilly Automotive, Inc 1,962,418
11,362 TJX Cos, Inc 1,814,511
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,476,277
CONSUMER SERVICES - 1.2%
6,705 Hilton Worldwide Holdings, Inc 2,038,856
TOTAL CONSUMER SERVICES 2,038,856
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.6%
3,063 Casey's General Stores, Inc 2,229,435
4,076 Costco Wholesale Corp 4,061,449
14,643 Walmart, Inc 1,819,832
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,110,716
ENERGY - 0.6%
3,663 Cheniere Energy, Inc 1,039,413
TOTAL ENERGY 1,039,413
FINANCIAL SERVICES - 4.4%
6,792 American Express Co 2,054,444
3,637 Ameriprise Financial, Inc 1,616,283
7,932 Mastercard, Inc (Class A) 3,963,303
TOTAL FINANCIAL SERVICES 7,634,030
FOOD, BEVERAGE & TOBACCO - 0.9%
20,293 Coca-Cola Co 1,543,283
TOTAL FOOD, BEVERAGE & TOBACCO 1,543,283
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
26,327 (a) Boston Scientific Corp 1,652,019
3,875 (a) Intuitive Surgical, Inc 1,786,336
5,415 (a) Veeva Systems, Inc 951,199
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,389,554
MATERIALS - 0.7%
2,414 Linde plc 1,196,765
TOTAL MATERIALS 1,196,765
MEDIA & ENTERTAINMENT - 12.0%
44,109 Alphabet, Inc 12,653,108
9,062 Meta Platforms, Inc 5,184,642
33,995 (a) Netflix, Inc 3,268,619
TOTAL MEDIA & ENTERTAINMENT 21,106,369
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
15,597 AbbVie, Inc 3,392,191
3,954 Eli Lilly & Co 3,636,771
14,329 (a) Exelixis, Inc 614,571

Growth Equity

Portfolio of Investments March 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
9,810 Gilead Sciences, Inc $ 1,367,220
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,010,753
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.0%
31,909 Broadcom, Inc 9,876,154
18,102 Lam Research Corp 3,867,673
122,869 Nvidia Corp 21,428,354
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 35,172,181
SOFTWARE & SERVICES - 14.2%
4,934 Intuit, Inc 2,133,363
44,924 Microsoft Corp 16,629,517
7,022 Oracle Corp 1,033,006
9,971 (a) Palantir Technologies, Inc 1,458,558
13,393 (a) Palo Alto Networks, Inc 2,147,166
3,735 (a) Synopsys, Inc 1,480,853
TOTAL SOFTWARE & SERVICES 24,882,463
TECHNOLOGY HARDWARE & EQUIPMENT - 15.3%
21,200 Amphenol Corp (Class A) 2,678,620
83,461 Apple, Inc 21,181,567
16,202 (a) Arista Networks, Inc 1,989,282
3,973 Jabil Inc 1,055,348
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,904,817
TOTAL COMMON STOCKS
(Cost $100,284,240) 175,179,636
TOTAL LONG-TERM INVESTMENTS
(Cost $100,284,240) 175,179,636
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 630,000 (b) Fixed Income Clearing Corporation 3 .660% 04/01/26 630,000
TOTAL REPURCHASE AGREEMENT 630,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $630,000) 630,000
TOTAL INVESTMENTS - 100.1%
(Cost $100,914,240) 175,809,636
OTHER ASSETS & LIABILITIES, NET - (0.1)% (255,431)
NET ASSETS - 100.0% $ 175,554,205
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $630,064 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 5/15/44, valued at $642,665.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Long-Term Investments
:
Common stocks $175,179,636 $— $— $175,179,636
Short-Term Investments
:
Repurchase agreement — 630,000 — 630,000
Total $175,179,636 $630,000 $— $175,809,636
1 1 1 1 1

International Equity
Portfolio of Investments March 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUSTRALIA - 5.5%
80,751 BHP Billiton Ltd $ 2,921,775
32,014 Commonwealth Bank of Australia 3,749,056
433,783 Glencore plc 3,285,418
TOTAL AUSTRALIA 9,956,249
BRAZIL - 1.2%
252,896 Itau Unibanco Holding S.A. 2,122,826
TOTAL BRAZIL 2,122,826
DENMARK - 2.6%
11,958 DSV AS 2,887,954
50,617 Novo Nordisk A.S. 1,852,302
TOTAL DENMARK 4,740,256
FINLAND - 1.4%
148,941 (a) Nordea Bank AB publ 2,564,639
TOTAL FINLAND 2,564,639
FRANCE - 8.7%
11,079 (b) Air Liquide 2,290,013
24,048 Airbus SE 4,546,824
16,024 Compagnie de Saint-Gobain 1,326,697
8,240 Essilor International S.A. 1,920,127
3,646 Kering 1,107,157
4,153 LVMH Moet Hennessy Louis Vuitton S.A. 2,270,235
15,023 (b) Vinci S.A. 2,254,940
TOTAL FRANCE 15,715,993
GERMANY - 9.5%
82,753 E.ON AG. 1,812,412
13,862 HeidelbergCement AG. 2,925,388
2,014 Rheinmetall AG. 3,397,187
39,543 RWE AG. 2,660,405
8,457 SAP AG. 1,441,771
19,887 Siemens AG. 4,845,152
TOTAL GERMANY 17,082,315
INDIA - 0.6%
19,547 HDFC Bank Ltd (ADR) 486,329
39,265 Reliance Industries Ltd 564,692
TOTAL INDIA 1,051,021
INDONESIA - 0.2%
1,735,900 Bank Rakyat Indonesia 346,869
TOTAL INDONESIA 346,869
ITALY - 2.2%
29,465 Moncler S.p.A 1,774,044
31,615 (b) UniCredit S.p.A 2,268,180
TOTAL ITALY 4,042,224
JAPAN - 20.4%
27,600 Advantest Corp 3,808,983
101,500 Daiichi Sankyo Co Ltd, Reg S 1,815,902
73,500 Fujitsu Ltd 1,503,124
183,255 Hitachi Ltd 5,375,875
115,600 Mitsubishi Electric Corp 3,780,938
358,800 Mitsubishi UFJ Financial Group, Inc 6,075,891
28,940 Nintendo Co Ltd 1,652,058
46,600 ORIX Corp 1,382,684
158,660 Sony Corp 3,306,906
129,300 Sumitomo Mitsui Financial Group, Inc 4,251,424

SHARES DESCRIPTION VALUE
JAPAN (continued)
189,115 Toyota Motor Corp $ 3,931,197
TOTAL JAPAN 36,884,982
KOREA, REPUBLIC OF - 2.0%
30,663 Samsung Electronics Co Ltd 3,586,384
TOTAL KOREA, REPUBLIC OF 3,586,384
MEXICO - 0.8%
6,673 Fomento Economico Mexicano SAB de C.V. (ADR) 741,103
65,600 Grupo Financiero Banorte S.A. de C.V. 727,555
TOTAL MEXICO 1,468,658
NETHERLANDS - 6.5%
2,928 ASML Holding NV 3,893,525
21,893 Heineken NV 1,683,973
133,835 ING Groep NV 3,473,911
438,867 (b) Koninklijke KPN NV 2,446,081
9,936 (b) Magnum Ice Cream Co NV 145,848
TOTAL NETHERLANDS 11,643,338
SOUTH AFRICA - 0.9%
38,356 Anglo American plc 1,646,838
TOTAL SOUTH AFRICA 1,646,838
SPAIN - 7.1%
253,652 Banco Bilbao Vizcaya Argentaria S.A. 5,478,771
411,195 Banco Santander S.A. 4,609,792
121,094 Iberdrola S.A. 2,772,345
TOTAL SPAIN 12,860,908
SWITZERLAND - 4.8%
38,642 ABB Ltd 3,141,901
10,665 Cie Financiere Richemont S.A. 1,883,076
2,899 Lonza Group AG. 1,859,762
2,636 Zurich Insurance Group AG 1,863,173
TOTAL SWITZERLAND 8,747,912
TAIWAN - 1.3%
7,178 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 2,425,805
TOTAL TAIWAN 2,425,805
UNITED KINGDOM - 8.5%
22,657 AstraZeneca plc 4,430,349
468,514 Barclays plc 2,451,961
52,093 British American Tobacco plc 3,024,457
58,371 HSBC Holdings plc 958,603
100,346 National Grid plc 1,693,850
6,346 Reckitt Benckiser Group plc 426,707
44,168 Unilever plc 2,424,796
TOTAL UNITED KINGDOM 15,410,723
UNITED STATES - 14.6%
333,325 BP plc 2,608,870
36,531 CRH plc 3,840,139
631,365 Haleon plc 3,124,621
5,655 Linde plc 2,803,523
10,838 Nestle S.A. 1,063,110
7,082 Novartis AG. 1,087,047
10,923 Roche Holding AG. 4,359,269
121,880 Shell plc 5,644,879
44,084 Smurfit WestRock plc 1,756,747
TOTAL UNITED STATES 26,288,205
TOTAL COMMON STOCKS
(Cost $113,778,984) 178,586,145
TOTAL LONG-TERM INVESTMENTS
(Cost $113,778,984) 178,586,145

International Equity

Portfolio of Investments March 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 822,000 (c) Fixed Income Clearing Corporation 3 .660% 04/01/26 $ 822,000
TOTAL REPURCHASE AGREEMENT 822,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $822,000) 822,000
TOTAL INVESTMENTS - 99.3%
(Cost $114,600,984) 179,408,145
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,260,625
NET ASSETS - 100.0% $ 180,668,770
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,473,251.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $822,084 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 5/15/44, valued at $838,511.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $15,049,875 $163,536,270 $— $178,586,145
Short-Term Investments
:
Repurchase agreement — 822,000 — 822,000
Total $15,049,875 $164,358,270 $— $179,408,145
1 1 1 1 1

Portfolio of Investments March 31, 2026
Large Cap Responsible

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2.1%
1,304 (a) Aptiv plc $ 90,550
758 General Motors Co 56,471
5,073 (a) Tesla, Inc 1,885,888
TOTAL AUTOMOBILES & COMPONENTS 2,032,909
BANKS - 3.5%
10,216 Citigroup, Inc 1,158,597
7,609 JPMorgan Chase & Co 2,238,263
TOTAL BANKS 3,396,860
CAPITAL GOODS - 7.5%
565 (a) Axon Enterprise, Inc 239,950
1,954 Caterpillar, Inc 1,384,331
1,626 Deere & Co 915,926
2,882 Eaton Corp plc 1,030,805
785 GE Vernova, Inc 685,226
6,825 Ingersoll Rand, Inc 546,819
730 Parker-Hannifin Corp 653,525
1,757 Quanta Services, Inc 964,628
895 Trane Technologies plc 372,982
340 W.W. Grainger, Inc 370,875
1,265 Xylem, Inc 151,168
TOTAL CAPITAL GOODS 7,316,235
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
3,231 Automatic Data Processing, Inc 656,475
7,426 (a) Copart, Inc 246,543
983 Paychex, Inc 90,554
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 993,572
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
7,210 eBay, Inc 656,254
3,872 Home Depot, Inc 1,273,462
1,652 Lowe's Cos, Inc 390,335
7,295 TJX Cos, Inc 1,165,011
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,485,062
CONSUMER DURABLES & APPAREL - 0.1%
1,067 (a) Deckers Outdoor Corp 106,796
TOTAL CONSUMER DURABLES & APPAREL 106,796
CONSUMER SERVICES - 2.7%
207 Booking Holdings, Inc 871,536
3,372 McDonald's Corp 1,047,984
1,123 Royal Caribbean Cruises Ltd 309,027
4,880 Starbucks Corp 437,199
TOTAL CONSUMER SERVICES 2,665,746
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
2,044 Costco Wholesale Corp 2,036,703
4,190 Target Corp 507,828
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,544,531
ENERGY - 3.2%
14,743 Baker Hughes Co 900,060
7,546 Halliburton Co 294,219
1,234 Marathon Petroleum Corp 301,318
9,923 ONEOK, Inc 896,940
2,420 Phillips 66 440,876
1,165 Valero Energy Corp 287,848
TOTAL ENERGY 3,121,261
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
691 Equinix, Inc 677,346
7,563 Prologis, Inc 999,677

Large Cap Responsible

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
5,266 (b) Welltower, Inc $ 1,041,141
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,718,164
FINANCIAL SERVICES - 9.3%
3,462 American Express Co 1,047,186
742 Ameriprise Financial, Inc 329,745
6,496 Bank of New York Mellon Corp 770,620
1,442 Goldman Sachs Group, Inc 1,219,918
3,009 Mastercard, Inc (Class A) 1,503,477
666 Moody's Corp 290,542
6,902 Morgan Stanley 1,135,862
2,230 Nasdaq Stock Market, Inc 189,305
1,903 PayPal Holdings, Inc 86,073
1,885 S&P Global, Inc 801,766
436 Synchrony Financial 29,657
5,656 Visa, Inc (Class A) 1,709,469
TOTAL FINANCIAL SERVICES 9,113,620
FOOD, BEVERAGE & TOBACCO - 2.4%
25,853 Coca-Cola Co 1,966,121
6,990 Mondelez International, Inc 402,903
TOTAL FOOD, BEVERAGE & TOBACCO 2,369,024
HEALTH CARE EQUIPMENT & SERVICES - 2.0%
369 Cigna Group 98,431
1,826 (a) Cooper Cos, Inc 130,559
5,798 (a) Edwards Lifesciences Corp 464,304
309 Elevance Health, Inc 90,460
1,042 (a) Hologic, Inc 78,765
1,076 (a) IDEXX Laboratories, Inc 604,593
495 (a) Insulet Corp 103,871
405 McKesson Corp 350,471
320 STERIS plc 70,761
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,992,215
HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
15,878 Procter & Gamble Co 2,293,418
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,293,418
INSURANCE - 2.5%
329 (a) Arch Capital Group Ltd 31,581
1,951 Hartford Financial Services Group, Inc 263,834
2,798 Marsh & McLennan Cos, Inc 485,313
3,846 Progressive Corp 762,431
3,061 Travelers Cos, Inc 892,832
TOTAL INSURANCE 2,435,991
MATERIALS - 1.0%
3,201 Ecolab, Inc 851,530
4,410 International Paper Co 157,437
TOTAL MATERIALS 1,008,967
MEDIA & ENTERTAINMENT - 9.0%
10,177 Alphabet, Inc 2,919,374
12,063 Alphabet, Inc (Class A) 3,468,836
13,585 Comcast Corp (Class A) 390,026
3,362 Electronic Arts, Inc 685,411
3,029 (a) Live Nation, Inc 461,953
7,184 News Corp (Class A) 179,097
3,338 (a) Take-Two Interactive Software, Inc 659,255
3,846 (a) Warner Bros Discovery, Inc 105,611
TOTAL MEDIA & ENTERTAINMENT 8,869,563
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
1,898 AbbVie, Inc 412,796
697 Agilent Technologies, Inc 79,444
2,525 Amgen, Inc 888,421
3,139 Bristol-Myers Squibb Co 190,380
5,098 Danaher Corp 966,581

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,068 Eli Lilly & Co $ 1,902,084
5,518 Gilead Sciences, Inc 769,044
1,613 (a) Vertex Pharmaceuticals, Inc 720,269
437 West Pharmaceutical Services, Inc 109,530
3,303 Zoetis, Inc 390,448
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,428,997
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
2,891 (a) CBRE Group, Inc 391,615
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 391,615
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.4%
4,689 (a) Advanced Micro Devices, Inc 953,883
1,310 Analog Devices, Inc 416,763
3,597 Applied Materials, Inc 1,229,419
8,140 Broadcom, Inc 2,519,411
516 (a) First Solar, Inc 101,786
11,489 (a) Intel Corp 507,010
4,575 Lam Research Corp 977,495
47,898 Nvidia Corp 8,353,411
1,235 NXP Semiconductors NV 243,122
4,400 Texas Instruments, Inc 854,216
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,156,516
SOFTWARE & SERVICES - 8.7%
4,189 Accenture plc 830,637
2,403 (a) Adobe, Inc 584,121
3,034 (a) Autodesk, Inc 726,340
2,307 (a) Cadence Design Systems, Inc 641,046
2,440 (a) Fortinet, Inc 199,397
928 (a) Gartner, Inc 146,939
4,747 International Business Machines Corp 1,150,625
1,583 Intuit, Inc 684,458
2,414 (a) Palo Alto Networks, Inc 387,012
627 (a) PTC, Inc 89,341
4,658 Salesforce, Inc 869,509
5,944 (a) ServiceNow, Inc 621,445
1,525 (a) Synopsys, Inc 604,632
4,564 (a) Trimble Inc 297,710
1,113 VeriSign, Inc 276,425
3,355 (a) Workday, Inc 435,882
TOTAL SOFTWARE & SERVICES 8,545,519
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
5,868 (a) Arista Networks, Inc 720,473
17,818 Cisco Systems, Inc 1,382,498
20,326 Hewlett Packard Enterprise Co 483,962
17,604 HP, Inc 338,173
3,060 (a) Keysight Technologies, Inc 864,052
100 Motorola Solutions, Inc 43,397
3,512 NetApp, Inc 359,594
1,184 Seagate Technology Holdings plc 463,844
1,636 Western Digital Corp 442,522
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,098,515
TELECOMMUNICATION SERVICES - 1.6%
19,358 AT&T, Inc 561,188
19,110 Verizon Communications, Inc 959,322
TOTAL TELECOMMUNICATION SERVICES 1,520,510
TRANSPORTATION - 1.0%
9,714 CSX Corp 398,760
2,641 (a) Uber Technologies, Inc 189,967
1,731 Union Pacific Corp 419,975
TOTAL TRANSPORTATION 1,008,702
UTILITIES - 1.7%
3,106 Atmos Energy Corp 573,740

Large Cap Responsible

Portfolio of Investments March 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
UTILITIES (continued)
2,686 Consolidated Edison, Inc $ 304,002
1,308 (a) Edison International 95,720
537 Eversource Energy 37,203
13,120 Exelon Corp 643,142
TOTAL UTILITIES 1,653,807
TOTAL COMMON STOCKS
(Cost $62,000,115) 97,268,115
TOTAL LONG-TERM INVESTMENTS
(Cost $62,000,115) 97,268,115
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1.3%
$ 1,245,000 (c) Fixed Income Clearing Corporation 3 .660% 04/01/26 1,245,000
TOTAL REPURCHASE AGREEMENT 1,245,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,245,000) 1,245,000
TOTAL INVESTMENTS - 100.3%
(Cost $63,245,115) 98,513,115
OTHER ASSETS & LIABILITIES, NET - (0.3)% (284,038)
NET ASSETS - 100.0% $ 98,229,077
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $1,245,127 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 10/31/29, valued at $1,269,948.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 3 06/18/26  $ 1,002,958 $ 985,613 $ (17,345)

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $97,268,115 $— $— $97,268,115
Short-Term Investments
:
Repurchase agreement — 1,245,000 — 1,245,000
Investments in Derivatives
:
Futures contracts* (17,345) — — (17,345)
Total $97,250,770 $1,245,000 $— $98,495,770
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Large Cap Value
Portfolio of Investments March 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
BANKS - 10.0%
39,598 Bank of America Corp $ 1,930,402
14,809 Fifth Third Bancorp 688,026
11,897 JPMorgan Chase & Co 3,499,622
5,762 PNC Financial Services Group, Inc 1,199,015
22,726 Wells Fargo & Co 1,809,217
TOTAL BANKS 9,126,282
CAPITAL GOODS - 13.3%
7,238 (a) Boeing Co 1,440,579
1,538 Deere & Co 866,355
6,090 Dover Corp 1,269,461
4,415 Eaton Corp plc 1,579,113
9,058 Emerson Electric Co 1,186,779
4,665 Honeywell International, Inc 1,054,430
9,824 Masco Corp 593,075
1,839 Parker-Hannifin Corp 1,646,346
10,848 RTX Corp 2,092,579
1,082 Trane Technologies plc 450,913
TOTAL CAPITAL GOODS 12,179,630
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
9,237 (a) Amazon.com, Inc 1,923,790
3,090 Home Depot, Inc 1,016,270
10,267 (a) O'Reilly Automotive, Inc 947,747
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,887,807
CONSUMER DURABLES & APPAREL - 1.0%
141 (a) NVR, Inc 929,166
TOTAL CONSUMER DURABLES & APPAREL 929,166
CONSUMER SERVICES - 1.9%
168 Booking Holdings, Inc 707,334
3,342 Hilton Worldwide Holdings, Inc 1,016,235
TOTAL CONSUMER SERVICES 1,723,569
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
6,827 Walmart, Inc 848,460
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 848,460
ENERGY - 7.8%
6,976 Chevron Corp 1,443,334
12,791 ConocoPhillips 1,688,412
4,765 (a) EOG Resources, Inc 688,876
14,467 Exxon Mobil Corp 2,454,471
3,419 Valero Energy Corp 844,767
TOTAL ENERGY 7,119,860
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
10,835 Prologis, Inc 1,432,170
3,819 Simon Property Group, Inc 712,358
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,144,528
FINANCIAL SERVICES - 9.4%
4,435 American Express Co 1,341,499
4,585 (a) Berkshire Hathaway, Inc 2,197,132
1,241 BlackRock, Inc 1,193,482
11,031 Charles Schwab Corp 1,036,693
1,996 Goldman Sachs Group, Inc 1,688,596
7,120 Intercontinental Exchange, Inc 1,119,834
TOTAL FINANCIAL SERVICES 8,577,236
FOOD, BEVERAGE & TOBACCO - 2.4%
19,818 Mondelez International, Inc 1,142,310

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
6,344 Philip Morris International, Inc $ 1,048,917
TOTAL FOOD, BEVERAGE & TOBACCO 2,191,227
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
13,046 Abbott Laboratories 1,339,433
3,895 Cigna Group 1,038,991
2,729 Elevance Health, Inc 798,915
1,299 HCA, Inc 614,739
3,905 UnitedHealth Group, Inc 1,056,654
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,848,732
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
7,369 Procter & Gamble Co 1,064,378
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,064,378
INSURANCE - 3.3%
13,235 American International Group, Inc 995,934
3,176 Chubb Ltd 1,035,154
5,837 Marsh & McLennan Cos, Inc 1,012,427
TOTAL INSURANCE 3,043,515
MATERIALS - 4.1%
13,021 DuPont de Nemours, Inc 596,362
3,639 Linde plc 1,804,071
1,897 Reliance Steel & Aluminum Co 576,536
20,223 Smurfit WestRock plc 805,886
TOTAL MATERIALS 3,782,855
MEDIA & ENTERTAINMENT - 6.3%
13,375 Alphabet, Inc 3,836,752
637 Meta Platforms, Inc 364,447
15,707 Walt Disney Co 1,513,841
TOTAL MEDIA & ENTERTAINMENT 5,715,040
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
3,110 AbbVie, Inc 676,394
4,986 Danaher Corp 945,346
11,889 Johnson & Johnson 2,906,147
1,542 Regeneron Pharmaceuticals, Inc 1,191,411
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,719,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
3,905 Analog Devices, Inc 1,242,337
3,777 Applied Materials, Inc 1,290,941
1,065 Broadcom, Inc 329,628
13,573 (a) Intel Corp 598,976
3,296 Lam Research Corp 704,223
2,501 Micron Technology, Inc 844,938
3,736 Qnity Electronics, Inc 431,060
4,022 Texas Instruments, Inc 780,831
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,222,934
SOFTWARE & SERVICES - 1.8%
4,236 Accenture plc 839,956
2,115 Microsoft Corp 782,910
TOTAL SOFTWARE & SERVICES 1,622,866
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
16,886 Cisco Systems, Inc 1,310,185
4,921 TE Connectivity plc 1,028,587
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,338,772
TELECOMMUNICATION SERVICES - 1.1%
4,693 T-Mobile US, Inc 985,671
TOTAL TELECOMMUNICATION SERVICES 985,671
TRANSPORTATION - 2.4%
1,967 FedEx Corp 700,606
6,066 Union Pacific Corp 1,471,733
TOTAL TRANSPORTATION 2,172,339
UTILITIES - 5.1%
8,874 Ameren Corp 975,430

Large Cap Value

Portfolio of Investments March 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
8,339 American Electric Power Co, Inc $ 1,093,076
11,371 Duke Energy Corp 1,488,919
12,180 NextEra Energy, Inc 1,131,278
TOTAL UTILITIES 4,688,703
TOTAL COMMON STOCKS
(Cost $53,327,591) 90,932,868
TOTAL LONG-TERM INVESTMENTS
(Cost $53,327,591) 90,932,868
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 391,000 (b) Fixed Income Clearing Corporation 3 .660% 04/01/26 391,000
TOTAL REPURCHASE AGREEMENT 391,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $391,000) 391,000
TOTAL INVESTMENTS - 100.1%
(Cost $53,718,591) 91,323,868
OTHER ASSETS & LIABILITIES, NET - (0.1)% (50,731)
NET ASSETS - 100.0% $ 91,273,137
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $391,040 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 5/15/44, valued at $398,892.

Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $90,932,868 $— $— $90,932,868
Short-Term Investments
:
Repurchase agreement — 391,000 — 391,000
Total $90,932,868 $391,000 $— $91,323,868
1 1 1 1 1

Real Estate Securities Select
Portfolio of Investments March 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCKS - 97.9%
DATA CENTER REITS - 12.2%
18,049 Digital Realty Trust, Inc $ 3,252,610
4,243 Equinix, Inc 4,159,159
TOTAL DATA CENTER REITS 7,411,769
DIVERSIFIED REITS - 4.5%
29,268 Broadstone Net Lease, Inc 534,726
31,642 Essential Properties Realty Trust, Inc 960,651
18,062 WP Carey, Inc 1,227,494
TOTAL DIVERSIFIED REITS 2,722,871
HEALTH CARE REITS - 17.9%
6,142 American Healthcare REIT, Inc 289,657
17,930 CareTrust REIT, Inc 657,134
16,559 (a) Janus Living, Inc 390,295
18,730 Sabra Health Care REIT, Inc 360,178
27,564 Ventas, Inc 2,254,184
34,728 Welltower, Inc 6,866,073
TOTAL HEALTH CARE REITS 10,817,521
HOTELS, RESORTS & CRUISE LINES - 0.9%
3,740 Hyatt Hotels Corp 537,775
TOTAL HOTELS, RESORTS & CRUISE LINES 537,775
INDUSTRIAL REITS - 13.7%
7,206 EastGroup Properties, Inc 1,333,759
16,592 First Industrial Realty Trust, Inc 959,847
27,552 Goodman Group 494,655
32,724 Prologis, Inc 4,325,458
14,187 Rexford Industrial Realty, Inc 464,340
19,629 STAG Industrial, Inc 707,822
TOTAL INDUSTRIAL REITS 8,285,881
MULTI-FAMILY RESIDENTIAL REITS - 7.2%
5,136 AvalonBay Communities, Inc 838,966
10,013 Camden Property Trust 977,869
23,352 Equity Residential 1,381,271
3,968 Essex Property Trust, Inc 960,256
1,633 Mid-America Apartment Communities, Inc 199,422
TOTAL MULTI-FAMILY RESIDENTIAL REITS 4,357,784
OFFICE REITS - 1.1%
10,868 Highwoods Properties, Inc 232,684
11,900 SL Green Realty Corp 439,586
TOTAL OFFICE REITS 672,270
OTHER SPECIALIZED REITS - 7.7%
9,908 Four Corners Property Trust, Inc 234,324
25,167 Gaming and Leisure Properties, Inc 1,116,660
14,976 Iron Mountain, Inc 1,529,649
7,171 Lamar Advertising Co 908,279
31,880 VICI Properties, Inc 870,961
TOTAL OTHER SPECIALIZED REITS 4,659,873
REAL ESTATE SERVICES - 1.7%
6,466 (a) CBRE Group, Inc 875,884
521 (a) Jones Lang LaSalle, Inc 158,551
TOTAL REAL ESTATE SERVICES 1,034,435
RETAIL REITS - 13.3%
34,922 Acadia Realty Trust 667,709
37,163 Brixmor Property Group, Inc 1,070,294
11,202 Curbline Properties Corp 288,900
9,326 Federal Realty Investment Trust 990,514
9,486 Kimco Realty Corp 213,150
36,076 NETSTREIT Corp 679,311
21,655 Realty Income Corp 1,324,853

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
RETAIL REITS (continued)
13,867 Simon Property Group, Inc $ 2,586,612
10,399 Urban Edge Properties 207,772
TOTAL RETAIL REITS 8,029,115
SELF STORAGE REITS - 4.9%
9,712 Extra Space Storage, Inc 1,273,535
4,720 Public Storage, Inc 1,278,554
14,234 Smartstop Self Storage REIT, Inc 431,005
TOTAL SELF STORAGE REITS 2,983,094
SINGLE-FAMILY RESIDENTIAL REITS - 4.4%
22,397 American Homes 4 Rent 625,324
12,352 Equity Lifestyle Properties, Inc 771,012
9,875 Sun Communities, Inc 1,243,855
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 2,640,191
TELECOM TOWER REITS - 7.5%
17,372 American Tower Corp 2,998,060
18,604 Crown Castle, Inc 1,512,691
TOTAL TELECOM TOWER REITS 4,510,751
TIMBER REITS - 0.9%
22,495 Weyerhaeuser Co 549,553
TOTAL TIMBER REITS 549,553
TOTAL COMMON STOCKS
(Cost $41,054,029) 59,212,883
TOTAL LONG-TERM INVESTMENTS
(Cost $41,054,029) 59,212,883
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.1%
REPURCHASE AGREEMENT - 2.1%
$ 1,304,000 (b) Fixed Income Clearing Corporation 3 .660% 04/01/26 1,304,000
TOTAL REPURCHASE AGREEMENT 1,304,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,304,000) 1,304,000
TOTAL INVESTMENTS - 100.0%
(Cost $42,358,029) 60,516,883
OTHER ASSETS & LIABILITIES, NET - (0.0)% (7,955)
NET ASSETS - 100.0% $ 60,508,928
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $1,304,133 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 10/31/29, valued at $1,330,177.

Real Estate Securities Select

Portfolio of Investments March 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $58,718,228 $494,655 $— $59,212,883
Short-Term Investments
:
Repurchase agreement — 1,304,000 — 1,304,000
Total $58,718,228 $1,798,655 $— $60,516,883
1 1 1 1 1

Portfolio of Investments March 31, 2026
Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 1.0%
9,040 Dana Inc $ 304,196
13,561 Garrett Motion, Inc 246,403
4,524 Winnebago Industries, Inc 140,199
TOTAL AUTOMOBILES & COMPONENTS 690,798
BANKS - 10.0%
3,059 Amalgamated Financial Corp 118,903
3,426 Ameris Bancorp 267,194
11,276 Associated Banc-Corp 291,597
2,664 (a) Axos Financial, Inc 226,680
4,226 Bank of Hawaii Corp 313,781
5,074 Bank of NT Butterfield & Son Ltd 266,284
1,721 Banner Corp 104,430
9,755 Berkshire Hills Bancorp, Inc 292,650
2,669 Central Pacific Financial Corp 85,301
5,599 Columbia Banking System, Inc 153,581
5,168 ConnectOne Bancorp, Inc 138,347
5,234 (a) Customers Bancorp, Inc 363,292
11,795 Eastern Bankshares, Inc 230,710
2,042 First Bancorp 115,067
6,538 First Busey Corp 165,215
9,511 First Financial Bancorp 265,167
1,695 (a) First Financial Corp 107,124
5,463 First Merchants Corp 211,582
3,214 Heritage Financial Corp 83,564
2,237 Independent Bank Corp 74,492
1,999 Metropolitan Bank Holding Corp 166,497
5,264 National Bank Holdings Corp 206,138
3,537 OceanFirst Financial Corp 63,807
6,377 OFG Bancorp 258,013
3,550 Orrstown Financial Services, Inc 128,084
2,242 Pathward Financial, Inc 200,054
11,739 Provident Financial Services, Inc 248,397
2,984 S&T Bancorp, Inc 124,821
670 Stock Yards Bancorp, Inc 44,414
6,043 Towne Bank 203,468
5,158 Trustmark Corp 217,358
4,002 UMB Financial Corp 451,386
6,819 United Bankshares, Inc 282,443
6,994 United Community Banks, Inc 220,241
7,567 WesBanco, Inc 260,986
2,909 Westamerica Bancorporation 151,704
2,277 WSFS Financial Corp 149,052
TOTAL BANKS 7,251,824
CAPITAL GOODS - 15.3%
34,647 (a) 3D Systems Corp 65,136
982 Albany International Corp (Class A) 51,270
910 Allied Motion Technologies, Inc 53,772
7,108 (a) American Superconductor Corp 240,606
7,588 (a) Archer Aviation, Inc 39,230
4,599 (a) Astronics Corp 306,891
5,419 Atmus Filtration Technologies, Inc 307,637
8,865 (a) Bloom Energy Corp 1,201,119
4,699 (a) Blue Bird Corp 266,856
9,009 (a) Centuri Holdings, Inc 263,153
132 Comfort Systems USA, Inc 182,027
3,700 Douglas Dynamics, Inc 155,733
1,696 (a) Ducommun, Inc 206,912
520 (a) Dycom Industries, Inc 176,186

Small Cap Equity

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,700 ESCO Technologies, Inc $ 478,329
3,356 Federal Signal Corp 362,918
2,872 Franklin Electric Co, Inc 264,712
7,348 (a) Freyr Battery, Inc 32,258
2,959 Granite Construction, Inc 354,725
1,637 Griffon Corp 118,977
16,802 (a) Hillman Solutions Corp 139,793
5,310 Kennametal, Inc 191,850
1,125 McGrath RentCorp 124,065
1,791 (a) Mercury Computer Systems, Inc 130,582
700 (a) Modine Manufacturing Co 151,697
1,314 Moog, Inc (Class A) 384,529
10,754 Mueller Water Products, Inc (Class A) 295,627
11,862 (a) Newpark Resources, Inc 171,880
7,930 (a) NEXTracker, Inc 955,961
81,616 (a),(b) Plug Power, Inc 184,452
967 Primoris Services Corp 138,320
2,941 (a) Proto Labs, Inc 167,696
11,642 (a) Redwire Corp 98,957
4,879 (a) Resideo Technologies, Inc 164,471
52,140 (a) Satellogic, Inc 283,642
2,496 (a) SPX Technologies, Inc 499,050
1,541 (a) Sterling Construction Co, Inc 627,603
3,110 Terex Corp 183,801
3,462 (a) Thermon Group Holdings, Inc 174,485
4,447 Tutor Perini Corp 343,264
2,971 (a) V2X, Inc 203,513
4,414 (a) Xometry, Inc 180,268
3,553 Zurn Elkay Water Solutions Corp 159,317
TOTAL CAPITAL GOODS 11,083,270
COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
2,852 Barrett Business Services, Inc 83,221
2,664 Brink's Co 276,070
2,229 Exponent, Inc 145,442
9,946 (a) Healthcare Services Group 184,498
3,510 (a),(b) Innodata, Inc 135,556
3,566 Interface, Inc 88,865
1,069 Korn/Ferry International 67,294
13,830 (a) Legalzoom.com, Inc 78,416
4,188 (a) Montrose Environmental Group, Inc 91,675
17,406 (a) Planet Labs PBC 486,498
4,599 (a) Spire Global, Inc 57,856
1,741 (a) Willdan Group, Inc 133,291
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,828,682
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
3,806 (a) Abercrombie & Fitch Co (Class A) 347,754
3,669 A-Mark Precious Metals, Inc 147,054
11,642 (a) American Eagle Outfitters, Inc 194,421
15,337 Arhaus, Inc 103,985
3,908 (a) Buckle, Inc 196,807
6,980 (a) GigaCloud Technology, Inc 316,753
37,477 (a) Petco Health & Wellness Co, Inc 104,186
2,465 (a) Victoria's Secret & Co 114,277
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,525,237
CONSUMER DURABLES & APPAREL - 2.1%
7,820 (a) Callaway Golf Co 108,542
295 (a) Cavco Industries, Inc 142,865
21,457 (a) Figs, Inc 316,920
30,840 (a) Peloton Interactive, Inc 132,304
3,823 (a) Skyline Champion Corp 284,316
12,764 (a) Sonos, Inc 171,038
3,261 (a) Taylor Morrison Home Corp 189,921

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
1,458 (a) Tri Pointe Homes, Inc $ 68,132
5,407 (a) Wolverine World Wide, Inc 88,242
TOTAL CONSUMER DURABLES & APPAREL 1,502,280
CONSUMER SERVICES - 3.0%
2,850 (a) American Public Education, Inc 162,108
4,815 (a) Frontdoor, Inc 254,521
19,306 (a) Genius Sports Ltd 85,525
9,358 (a) Laureate Education, Inc 326,033
8,620 (a) Lindblad Expeditions Holdings, Inc 149,126
1,496 Monarch Casino & Resort, Inc 143,018
5,993 Perdoceo Education Corp 222,999
13,807 (a) Rush Street Interactive, Inc 300,302
9,125 (a),(b) Serve Robotics, Inc 77,015
2,204 Strategic Education, Inc 182,844
16,145 Super Group SGHC Ltd 174,366
2,739 (a) Universal Technical Institute, Inc 98,878
TOTAL CONSUMER SERVICES 2,176,735
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
3,612 (a) Chefs' Warehouse, Inc 214,733
4,858 (a) United Natural Foods, Inc 218,902
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 433,635
ENERGY - 8.3%
4,486 (c) Archrock, Inc 156,113
11,059 Ardmore Shipping Corp 168,650
5,275 (a) BKV Corp 150,443
36,344 Borr Drilling Ltd 209,705
2,581 California Resources Corp 178,657
5,661 (a) CNX Resources Corp 218,232
11,970 Crescent Energy Co 161,595
1,778 CVR Energy, Inc 59,830
8,968 Delek US Holdings, Inc 404,188
5,250 DHT Holdings, Inc 95,917
3,160 Flowco Holdings, Inc 65,096
2,690 (a) Forum Energy Technologies, Inc 157,795
43,712 (a) Gevo, Inc 119,334
17,874 (a) Green Plains, Inc 294,027
4,350 Kodiak Gas Services, Inc 253,692
6,876 Liberty Energy, Inc 198,029
4,683 (a),(b) Lightbridge Corp 49,921
10,521 Magnolia Oil & Gas Corp 332,148
1,250 (a) Nabors Industries Ltd 107,575
7,900 (a) National Energy Services Reunited Corp 169,613
8,177 (a) NextDecade Corp 62,636
31,440 Nordic American Tankers Ltd 184,238
4,303 (a) Oceaneering International, Inc 152,627
8,724 (a) Par Pacific Holdings, Inc 546,471
24,726 Patterson-UTI Energy, Inc 267,783
7,434 PBF Energy, Inc 354,007
18,557 (a) ProPetro Holding Corp 267,406
3,450 (a) Rex American Resources Corp 157,217
7,228 SM Energy Co 225,369
8,069 (a) Talos Energy, Inc 127,167
16,644 (a) Tetra Technologies, Inc 141,807
TOTAL ENERGY 6,037,288
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
11,976 Broadstone Net Lease, Inc 218,801
12,255 CareTrust REIT, Inc 449,146
8,686 Corporate Office Properties Trust 265,792
13,773 Douglas Emmett, Inc 129,742
8,264 Easterly Government Properties, Inc 177,098
7,672 InvenTrust Properties Corp 233,689
14,357 Kite Realty Group Trust 352,464

Small Cap Equity

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
5,296 LTC Properties, Inc $ 196,799
10,633 NETSTREIT Corp 200,219
8,651 Phillips Edison & Co, Inc 323,720
5,866 RLJ Lodging Trust 43,526
7,149 Summit Hotel Properties, Inc 31,599
8,945 (c) Tanger Factory Outlet Centers, Inc 303,951
10,269 Urban Edge Properties 205,175
9,377 Xenia Hotels & Resorts, Inc 139,061
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,270,782
FINANCIAL SERVICES - 5.2%
4,771 Artisan Partners Asset Management, Inc 173,617
34,950 (c) BGC Group, Inc 341,811
3,348 Bread Financial Holdings, Inc 250,732
773 (a) Dave, Inc 134,572
3,916 Enact Holdings, Inc 159,812
3,899 (a) Encore Capital Group, Inc 273,398
1,374 Essent Group Ltd 80,297
12,161 (a) Green Dot Corp 136,446
4,154 Jackson Financial, Inc 439,161
11,747 (a) LendingClub Corp 168,217
1,439 (a) LendingTree, Inc 61,704
5,147 (a) NCR Corp ATM 224,306
7,144 (a) NMI Holdings, Inc 267,971
11,591 OppFi, Inc 89,367
7,991 P10, Inc 58,015
20,320 (a) Pagseguro Digital Ltd 203,606
30,997 (a) Payoneer Global, Inc 149,715
7,678 Radian Group, Inc 253,988
13,231 (a) Repay Holdings Corp 34,401
3,494 Victory Capital Holdings, Inc 228,787
423 (a) Virtus Investment Partners, Inc 56,830
TOTAL FINANCIAL SERVICES 3,786,753
FOOD, BEVERAGE & TOBACCO - 0.7%
10,785 Dole plc 154,118
870 Lancaster Colony Corp 120,347
4,173 (a) Vita Coco Co, Inc 199,928
TOTAL FOOD, BEVERAGE & TOBACCO 474,393
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
6,510 (a) Alignment Healthcare, Inc 114,706
8,143 (a) Angiodynamics, Inc 92,586
4,846 (a) AtriCure, Inc 138,256
18,107 (a) Aveanna Healthcare Holdings, Inc 116,609
6,237 (a) BrightSpring Health Services, Inc 265,759
23,740 (a) Brookdale Senior Living, Inc 324,763
47,100 (a) Butterfly Network, Inc 190,284
4,064 (a) Castle Biosciences, Inc 99,771
9,933 Concentra Group Holdings Parent, Inc 213,063
5,935 (a) Enovis Corp 135,021
691 Ensign Group, Inc 139,237
1,136 (a) Fulgent Genetics, Inc 18,062
1,230 (a) Haemonetics Corp 69,323
1,260 iRadimed Corp 121,288
27,997 (a) LifeStance Health Group, Inc 178,341
4,310 (a) LivaNova plc 273,944
14,639 (a) Neogen Corp 135,996
13,138 (a) Novocure Ltd 143,204
5,073 (a) Omnicell, Inc 169,337
3,073 (a) Option Care Health, Inc 82,725
6,368 (a) PACS Group, Inc 204,540
5,311 (a) Pennant Group, Inc 161,879

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
6,000 (a) Phreesia, Inc $ 50,280
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,438,974
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,111 (a) WD-40 Co 226,577
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 226,577
INSURANCE - 1.4%
3,891 F&G Annuities & Life, Inc 98,520
8,420 Fidelis Insurance Holdings Ltd 160,906
7,577 Hamilton Insurance Group Ltd 226,022
2,190 (a) Heritage Insurance Holdings, Inc 57,488
3,592 Kingstone Cos, Inc 52,335
820 (a) Palomar Holdings, Inc 97,990
10,959 (a) Slide Insurance Holdings, Inc 197,262
3,899 Universal Insurance Holdings, Inc 133,190
TOTAL INSURANCE 1,023,713
MATERIALS - 4.5%
29,139 Ardagh Metal Packaging S.A. 118,013
2,186 Balchem Corp 370,483
34,669 (a) Coeur Mining, Inc 650,737
3,607 Commercial Metals Co 221,578
14,385 (a) Constellium SE 353,583
20,018 Hecla Mining Co 372,935
1,826 Innospec, Inc 133,335
1,893 (a) Intrepid Potash, Inc 80,964
1,542 Materion Corp 223,050
6,599 (a) NioCorp Developments Ltd 29,432
2,986 Ryerson Holding Corp 67,125
8,490 Schweitzer-Mauduit International, Inc 73,863
9,818 (a) SSR Mining, Inc 288,649
1,901 Stepan Co 95,012
5,340 Trimas Corp 191,920
TOTAL MATERIALS 3,270,679
MEDIA & ENTERTAINMENT - 1.4%
1,335 (a) Atlanta Braves Holdings, Inc 57,004
1,785 (a) Cargurus, Inc 60,779
3,524 (a) EverQuote, Inc 54,340
11,639 (a),(b) Grindr, Inc 140,716
899 (a) John Wiley & Sons, Inc (Class A) 34,252
4,447 (a) Madison Square Garden Entertainment Corp 261,973
11,048 (a) Magnite, Inc 131,250
8,152 (a) QuinStreet, Inc 97,906
1,770 (a) Sphere Entertainment Co 207,798
TOTAL MEDIA & ENTERTAINMENT 1,046,018
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.8%
8,290 (a) 4D Molecular Therapeutics, Inc 77,180
8,168 (a) Acadia Pharmaceuticals, Inc 181,820
8,953 (a) Adaptive Biotechnologies Corp 124,268
14,590 (a) ADMA Biologics, Inc 131,456
6,566 (a) Agios Pharmaceuticals, Inc 222,128
8,042 (a) Alkermes plc 284,365
21,470 (a) Allogene Therapeutics, Inc 52,387
39,428 (a) Altimmune, Inc 121,438
1,350 (a) Alumis, Inc 29,740
20,244 (a) Amicus Therapeutics, Inc 292,728
18,716 (a) Amneal Pharmaceuticals, Inc 232,640
5,628 (a) AnaptysBio, Inc 312,129
31,078 (a) Annexon, Inc 172,172
2,454 (a) Arcutis Biotherapeutics, Inc 57,816
33,951 (a) Ardelyx, Inc 203,366
5,706 (a) Arvinas, Inc 60,483
7,336 (a) Aurinia Pharmaceuticals, Inc 108,719
21,107 (a) BioCryst Pharmaceuticals, Inc 200,939

Small Cap Equity

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,748 (a) CareDx, Inc $ 82,425
5,141 (a) Cogent Biosciences, Inc 197,877
9,682 (a) Cullinan Oncology, Inc 137,581
15,845 (a) Day One Biopharmaceuticals, Inc 339,717
6,099 (a) Definium Therapeutics, Inc 115,271
5,912 (a) Dyne Therapeutics, Inc 107,184
35,039 (a) Editas Medicine, Inc 86,546
63,036 (a) Esperion Thereapeutics, Inc 172,719
30,124 (a) Geron Corp 44,885
3,024 (a) Ideaya Biosciences, Inc 100,760
6,993 (a) Indivior Pharmaceuticals, Inc 213,147
21,340 (a) Iovance Biotherapeutics, Inc 74,903
4,049 (a) Keros Therapeutics, Inc 44,701
31,908 (a) MannKind Corp 78,175
2,565 (a) Mirum Pharmaceuticals, Inc 236,955
12,589 (a) Myriad Genetics, Inc 56,650
2,280 (a) Olema Pharmaceuticals, Inc 33,995
13,447 (a) Perspective Therapeutics, Inc 56,074
4,161 Phibro Animal Health Corp 230,145
13,629 (a) Prothena Corp plc 132,474
4,667 (a) PTC Therapeutics, Inc 317,963
9,813 (a) REGENXBIO, Inc 82,233
4,475 (a) Rigel Pharmaceuticals, Inc 121,004
35,910 (a) Rocket Pharmaceuticals, Inc 128,558
2,147 (a) Supernus Pharmaceuticals, Inc 110,978
10,844 (a) Syndax Pharmaceuticals, Inc 253,316
3,098 (a) Tarsus Pharmaceuticals, Inc 217,325
8,540 (a) Terns Pharmaceuticals, Inc 450,229
8,864 (a) TG Therapeutics, Inc 294,462
6,415 (a) Travere Therapeutics, Inc 190,590
3,170 (a) Twist Bioscience Corp 150,638
4,075 (a) Vera Therapeutics, Inc 163,937
15,789 (a) Vir Biotechnology, Inc 141,469
7,553 (a) Viridian Therapeutics, Inc 147,737
25,577 (a) Xeris Biopharma Holdings, Inc 148,347
8,771 (a) Zymeworks, Inc 219,626
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,546,370
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
30,737 (a) Compass, Inc 224,688
19,097 (a) Cushman & Wakefield Ltd 234,129
13,717 Newmark Group, Inc 205,618
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 664,435
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
1,743 (a) Ambarella, Inc 89,721
3,661 (a) Credo Technology Group Holding Ltd 343,658
4,927 (a) Formfactor, Inc 477,870
3,889 Kulicke & Soffa Industries, Inc 255,585
6,233 (a) Rambus, Inc 536,225
4,812 (a) Rigetti Computing, Inc 67,560
4,909 (a) Semtech Corp 377,453
8,985 (a) SkyWater Technology, Inc 246,279
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,394,351
SOFTWARE & SERVICES - 4.0%
2,706 (a) ACI Worldwide, Inc 110,973
16,072 (a) Amplitude, Inc 109,611
1,659 (a) Appian Corp 39,998
9,826 (a) Arteris, Inc 161,539
11,997 (a) Asana, Inc 76,781
11,915 (a) AvePoint, Inc 113,312
2,151 (a) Box, Inc 50,850
7,549 (a) Braze, Inc 178,232
13,060 (a) Cerence, Inc 82,409

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
9,895 (a) Cipher Mining, Inc $ 127,349
4,930 Clear Secure, Inc 238,661
5,878 (a) Clearwater Analytics Holdings, Inc 139,015
1,764 (a) Commvault Systems, Inc 137,398
2,270 (a),(b) D-Wave Quantum, Inc 32,756
8,307 (a) Fastly, Inc 241,401
21,808 (a) Freshworks, Inc 175,118
5,187 (a) Intapp, Inc 133,254
11,190 (a) Mitek Systems, Inc 151,065
23,118 (a),(b) Rezolve AI plc 59,182
7,417 (a) Sprout Social, Inc 42,277
1,769 (a) SPS Commerce, Inc 98,480
7,177 (a) Tenable Holdings, Inc 121,399
10,051 (a) Weave Communications, Inc 46,436
14,213 (a) Zeta Global Holdings Corp 226,271
TOTAL SOFTWARE & SERVICES 2,893,767
TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
24,274 (a) CommScope Holding Co, Inc 441,787
3,194 (a) Diebold Nixdorf, Inc 240,955
1,410 ePlus, Inc 106,103
12,224 (a) Extreme Networks, Inc 184,338
1,178 (a) Fabrinet 614,351
660 (a) Insight Enterprises, Inc 44,227
2,315 (a),(b) IonQ, Inc 66,742
4,055 (a) Netscout Systems, Inc 128,908
489 (a) OSI Systems, Inc 129,834
4,470 (a) Sanmina Corp 579,491
3,683 (a) Scansource, Inc 133,693
5,632 (a) TTM Technologies, Inc 548,669
5,223 (a) Viasat, Inc 239,213
13,139 Vishay Intertechnology, Inc 236,502
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,694,813
TELECOMMUNICATION SERVICES - 0.7%
5,469 (a) Bandwidth, Inc 97,458
2,580 IDT Corp 126,678
43,757 (a) Lumen Technologies, Inc 304,111
TOTAL TELECOMMUNICATION SERVICES 528,247
TRANSPORTATION - 1.2%
1,191 (a) Allegiant Travel Co 96,519
7,732 Costamare, Inc 130,671
601 Matson, Inc 98,528
4,373 (a) Skywest, Inc 401,572
10,794 (a) Sun Country Airlines Holdings, Inc 178,317
TOTAL TRANSPORTATION 905,607
UTILITIES - 4.2%
721 American States Water Co 54,522
5,413 Avista Corp 217,278
4,584 Black Hills Corp 318,175
7,287 Brookfield Infrastructure Corp 287,982
2,859 California Water Service Group 129,627
14,934 (a) Hawaiian Electric Industries, Inc 221,621
4,925 Northwest Natural Holding Co 262,109
4,467 NorthWestern Corp 294,554
2,987 ONE Gas, Inc 257,270
7,271 Portland General Electric Co 383,691
3,079 (b) SJW Corp 180,645
3,743 Spire, Inc 338,891
1,600 Unitil Corp 83,584
TOTAL UTILITIES 3,029,949
TOTAL COMMON STOCKS
(Cost $54,806,377) 71,725,177

Small Cap Equity

Portfolio of Investments March 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
3,099 (d) Eli Lilly & Co 12/31/49 $ 1,952
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,952
TOTAL RIGHTS/WARRANTS
(Cost $1,952) 1,952
TOTAL LONG-TERM INVESTMENTS
(Cost $54,808,329) 71,727,129
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
443,069 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680% (f) 443,069
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $443,069) 443,069
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1.3%
$ 915,000 (g) Fixed Income Clearing Corporation 3 .660 04/01/26 915,000
TOTAL REPURCHASE AGREEMENT 915,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $915,000) 915,000
TOTAL INVESTMENTS - 100.7%
(Cost $56,166,398) 73,085,198
OTHER ASSETS & LIABILITIES, NET - (0.7)% (489,269)
NET ASSETS - 100.0% $ 72,595,929
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $908,606.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $915,093 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/15/27, valued at $933,442.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 7 06/18/26  $ 873,892 $ 879,270 $ 5,378

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Small Cap Equity
Long-Term Investments
:
Common stocks $71,725,177 $— $— $71,725,177
Rights/Warrants — — 1,952 1,952
Investments purchased with collateral from securities lending 443,069 — — 443,069
Short-Term Investments
:
Repurchase agreement — 915,000 — 915,000
Investments in Derivatives
:
Futures contracts* 5,378 — — 5,378
Total $72,173,624 $915,000 $1,952 $73,090,576
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Stock Index
Portfolio of Investments March 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 2.0%
1,634 (a) Adient plc $ 33,023
1,752 (a) American Axle & Manufacturing Holdings, Inc 10,389
2,826 (a) Aptiv plc 196,237
2,800 BorgWarner, Inc 151,928
271 (a) Cooper-Standard Holdings, Inc 7,553
1,652 Dana Inc 55,590
476 (a) Dorman Products, Inc 49,675
55,008 Ford Motor Co 634,792
713 (a) Fox Factory Holding Corp 11,736
2,449 Garrett Motion, Inc 44,498
12,621 General Motors Co 940,265
3,486 Gentex Corp 76,169
573 (a) Gentherm, Inc 15,918
4,151 (a) Goodyear Tire & Rubber Co 27,521
1,042 Harley-Davidson, Inc 21,069
377 LCI Industries 46,363
586 Lear Corp 70,953
1,635 (a),(b) Lucid Group, Inc 15,582
571 Patrick Industries, Inc 63,421
817 Phinia, Inc 55,916
4,728 (a),(b) QuantumScape Corp 30,165
11,551 (a) Rivian Automotive, Inc 173,843
2,129 (a) Solid Power, Inc 6,387
330 Standard Motor Products, Inc 11,464
39,379 (a) Tesla, Inc 14,639,143
900 (a) Thor Industries, Inc 71,901
496 Visteon Corp 45,191
486 Winnebago Industries, Inc 15,061
343 (a),(b) XPEL, Inc 15,181
TOTAL AUTOMOBILES & COMPONENTS 17,536,934
BANKS - 3.9%
254 1st Source Corp 17,579
95 ACNB Corp 4,548
197 Amalgamated Financial Corp 7,657
442 Amerant Bancorp, Inc 9,742
1,222 Ameris Bancorp 95,304
204 Arrow Financial Corp 6,848
1,508 Associated Banc-Corp 38,997
1,895 Atlantic Union Bankshares Corp 67,727
945 (a) Axos Financial, Inc 80,410
1,824 Banc of California, Inc 32,066
446 Bancfirst Corp 48,391
814 (a) Bancorp, Inc 43,736
117 Bank First Corp 15,802
91,701 Bank of America Corp 4,470,424
499 Bank of Hawaii Corp 37,051
174 Bank of Marin Bancorp 4,460
415 Bank of NT Butterfield & Son Ltd 21,779
1,270 Bank OZK 58,280
802 BankUnited, Inc 36,218
511 Banner Corp 31,007
219 Bar Harbor Bankshares 7,107
148 BayCom Corp 4,399
174 BCB Bancorp, Inc 1,563
1,169 Berkshire Hills Bancorp, Inc 35,070
298 (a) Blue Foundry Bancorp 3,946
193 BOK Financial Corp 24,716
385 (a) Bridgewater Bancshares, Inc 6,814

SHARES DESCRIPTION VALUE
BANKS (continued)
197 Burke & Herbert Financial Services Corp $ 12,271
324 Business First Bancshares, Inc 8,761
231 Byline Bancorp, Inc 7,293
238 (a) Camden National Corp 11,293
693 (b) Capital Bancorp, Inc 20,610
156 Capital City Bank Group, Inc 6,780
2,332 Capitol Federal Financial, Inc 16,627
641 (a) Carter Bankshares, Inc 14,948
1,220 Cathay General Bancorp 60,829
470 Central Pacific Financial Corp 15,021
24,200 Citigroup, Inc 2,744,522
167 (b) Citizens & Northern Corp 3,731
6,079 Citizens Financial Group, Inc 364,558
63 Citizens Financial Services, Inc 3,852
236 (a) City Holding Co 28,207
157 Civista Bancshares, Inc 3,578
420 CNB Financial Corp 12,163
415 (a) Coastal Financial Corp 31,582
163 Colony Bankcorp, Inc 3,255
3,539 Columbia Banking System, Inc 97,075
599 (a) Columbia Financial, Inc 10,488
1,842 Commerce Bancshares, Inc 90,626
1,009 Community Bank System, Inc 59,178
238 Community Trust Bancorp, Inc 14,451
588 ConnectOne Bancorp, Inc 15,741
890 Cullen/Frost Bankers, Inc 122,001
438 (a) Customers Bancorp, Inc 30,402
2,357 (a) CVB Financial Corp 45,702
611 (a) Dime Community Bancshares, Inc 20,664
638 Eagle Bancorp, Inc 15,867
2,034 East West Bancorp, Inc 217,150
3,755 Eastern Bankshares, Inc 73,448
424 Enterprise Financial Services Corp 22,943
161 Equity Bancshares, Inc 7,150
105 Esquire Financial Holdings, Inc 11,288
193 (a) Farmers & Merchants Bancorp, Inc 4,954
378 Farmers National Banc Corp 4,974
560 FB Financial Corp 29,086
12,957 Fifth Third Bancorp 601,982
202 Financial Institutions, Inc 6,405
440 First Bancorp 24,794
2,142 First BanCorp 45,753
162 (a) First Bancorp, Inc 4,541
354 First Bank 5,664
1,158 First Busey Corp 29,263
87 First Business Financial Services, Inc 4,692
120 First Citizens Bancshares, Inc (Class A) 226,159
1,371 First Commonwealth Financial Corp 24,102
242 First Community Bancshares, Inc 10,048
688 First Financial Bancorp 19,181
2,288 First Financial Bankshares, Inc 67,382
152 (a) First Financial Corp 9,606
445 (a) First Foundation, Inc 2,626
2,293 First Hawaiian, Inc 56,500
7,058 First Horizon National Corp 160,640
1,459 First Interstate BancSystem, Inc 48,731
285 First Merchants Corp 11,038
93 First Mid Bancshares, Inc 3,831
170 (a) First Western Financial, Inc 4,179
177 Five Star Bancorp 6,676
358 (a) Flushing Financial Corp 5,499
5,298 FNB Corp 88,583

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
2,673 (a) Fulton Financial Corp $ 54,369
158 FVCBankcorp, Inc 2,400
325 German American Bancorp, Inc 13,582
1,676 Glacier Bancorp, Inc 74,867
26 Great Southern Bancorp, Inc 1,641
132 Greene County Bancorp, Inc 2,958
1,246 Hancock Whitney Corp 79,233
484 Hanmi Financial Corp 12,758
1,217 Heritage Commerce Corp 15,188
460 Heritage Financial Corp 11,960
1,168 Hilltop Holdings, Inc 41,838
22 (b) Hingham Institution For Savings The 6,288
89 Home Bancorp, Inc 5,392
2,960 Home Bancshares, Inc 79,713
314 (b) HomeStreet, Inc 4,632
265 HomeTrust Bancshares, Inc 11,302
1,956 Hope Bancorp, Inc 21,849
501 (a) Horizon Bancorp, Inc 8,302
28,905 Huntington Bancshares, Inc 452,363
814 Independent Bank Corp 61,221
308 Independent Bank Corp 10,256
843 International Bancshares Corp 56,725
164 John Marshall Bancorp, Inc 3,326
37,931 JPMorgan Chase & Co 11,157,783
2,079 Kearny Financial Corp 15,696
14,139 Keycorp 283,487
525 Lakeland Financial Corp 30,125
485 Live Oak Bancshares, Inc 16,039
2,249 M&T Bank Corp 464,913
226 Mercantile Bank Corp 11,413
224 Metrocity Bankshares, Inc 6,422
101 Metropolitan Bank Holding Corp 8,412
129 Mid Penn Bancorp, Inc 4,149
324 Midland States Bancorp, Inc 7,228
142 MVB Financial Corp 3,526
535 National Bank Holdings Corp 20,951
243 National Bankshares, Inc 8,848
476 NB Bancorp, Inc 10,029
669 NBT Bancorp, Inc 28,486
3,872 New York Community Bancorp, Inc 50,994
193 Nicolet Bankshares, Inc 28,684
90 Northeast Bank 10,113
643 Northfield Bancorp, Inc 8,706
1,369 Northwest Bancshares, Inc 17,373
46,401 (a) NU Holdings Ltd 666,782
714 OceanFirst Financial Corp 12,881
596 OFG Bancorp 24,114
3,786 Old National Bancorp 83,671
432 Old Second Bancorp, Inc 8,709
249 Origin Bancorp, Inc 10,324
111 Orrstown Financial Services, Inc 4,005
205 Park National Corp 33,507
126 (a) Parke Bancorp, Inc 3,578
513 Pathward Financial, Inc 45,775
144 PCB Bancorp 3,239
259 Peapack Gladstone Financial Corp 9,119
532 Peoples Bancorp, Inc 17,487
101 Peoples Financial Services Corp 5,386
2,105 Pinnacle Financial Partners, Inc 181,325
226 (a) Pioneer Bancorp, Inc 3,146
5,437 PNC Financial Services Group, Inc 1,131,385
420 (a) Ponce Financial Group, Inc 7,018

SHARES DESCRIPTION VALUE
BANKS (continued)
973 Popular, Inc $ 130,547
188 Preferred Bank 17,050
169 Primis Financial Corp 2,244
965 Prosperity Bancshares, Inc 64,829
1,724 Provident Financial Services, Inc 36,480
190 QCR Holdings, Inc 16,236
104 RBB Bancorp 2,222
91 Red River Bancshares, Inc 8,230
13,052 Regions Financial Corp 340,918
970 Renasant Corp 35,046
146 Republic Bancorp, Inc (Class A) 10,300
540 S&T Bancorp, Inc 22,588
977 Seacoast Banking Corp of Florida 29,593
726 (a) ServisFirst Bancshares, Inc 52,875
130 Shore Bancshares, Inc 2,428
192 Sierra Bancorp 6,513
1,550 Simmons First National Corp (Class A) 30,148
116 SmartFinancial, Inc 4,533
138 South Plains Financial, Inc 5,782
101 (a) Southern First Bancshares, Inc 5,505
86 Southern Missouri Bancorp, Inc 5,499
432 Southside Bancshares, Inc 13,431
1,443 SOUTHSTATE BANK CORP 133,506
522 Stellar Bancorp, Inc 19,110
346 (c) Sterling Bancorp, Inc 3
421 Stock Yards Bancorp, Inc 27,908
611 (a) Texas Capital Bancshares, Inc 57,972
143 TFS Financial Corp 2,009
192 (a) Third Coast Bancshares, Inc 7,263
229 Tompkins Trustco, Inc 18,054
996 Towne Bank 33,535
618 Trico Bancshares 29,380
513 (a) Triumph Financial, Inc 30,606
17,636 Truist Financial Corp 810,727
277 TrustCo Bank Corp NY 12,127
1,035 Trustmark Corp 43,615
920 UMB Financial Corp 103,767
1,802 United Bankshares, Inc 74,639
1,315 United Community Banks, Inc 41,409
364 Univest Financial Corp 12,471
22,142 US Bancorp 1,151,605
328 USCB Financial Holdings, Inc 6,081
6,140 Valley National Bancorp 75,399
741 Washington Federal, Inc 23,267
232 (a) Washington Trust Bancorp, Inc 7,763
2,241 Webster Financial Corp 155,570
43,242 Wells Fargo & Co 3,442,496
1,357 WesBanco, Inc 46,803
239 West Bancorporation, Inc 5,686
533 Westamerica Bancorporation 27,796
1,585 Western Alliance Bancorp 112,297
940 Wintrust Financial Corp 130,604
1,054 WSFS Financial Corp 68,995
2,395 Zions Bancorporation 138,000
TOTAL BANKS 34,113,036
CAPITAL GOODS - 7.7%
287 (b) 1559985 BC Ltd 9,081
2,107 (a) 3D Systems Corp 3,961
7,435 3M Co 1,079,785
1,402 A.O. Smith Corp 92,448
783 Aaon, Inc 64,793
511 (a) AAR Corp 55,934

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
384 Acuity Brands, Inc $ 107,604
1,058 Advanced Drainage Systems, Inc 145,084
534 Aebi Schmidt Holding AG. 5,185
1,906 Aecom Technology Corp 161,667
532 (a) Aerovironment, Inc 97,383
149 (a) AerSale Corp 927
840 AGCO Corp 97,331
1,050 Air Lease Corp 68,187
148 Alamo Group, Inc 24,416
620 Albany International Corp (Class A) 32,370
1,896 (a) Allegheny Technologies, Inc 275,792
1,145 Allegion plc 166,357
629 (a) Alliance Laundry Holdings, Inc 13,045
197 Allied Motion Technologies, Inc 11,641
980 Allison Transmission Holdings, Inc 114,719
330 Alta Equipment Group, Inc 1,772
512 (a) Ameresco, Inc 13,056
520 (a) American Superconductor Corp 17,602
254 (a) American Woodmark Corp 10,117
3,176 Ametek, Inc 680,807
1,323 (a) Amprius Technologies, Inc 22,306
5,034 (a) API Group Corp 203,978
438 Apogee Enterprises, Inc 14,691
567 Applied Industrial Technologies, Inc 150,436
7,557 (a) Archer Aviation, Inc 39,070
619 Arcosa, Inc 65,701
181 Argan, Inc 98,582
564 Armstrong World Industries, Inc 92,947
2,492 (a) Array Technologies, Inc 18,017
334 Astec Industries, Inc 17,983
340 (a) Astronics Corp 22,688
587 Atkore, Inc 34,580
1,242 Atmus Filtration Technologies, Inc 70,508
1,070 (a) Axon Enterprise, Inc 454,418
406 AZZ, Inc 50,803
2,944 (a) Bloom Energy Corp 398,883
494 (a) Blue Bird Corp 28,054
166 (a) BlueLinx Holdings, Inc 8,994
10,432 (a) Boeing Co 2,076,281
597 Boise Cascade Co 45,282
145 (a) Bowman Consulting Group Ltd 4,124
1,655 (a) Builders FirstSource, Inc 136,256
1,195 BWX Technologies, Inc 244,366
221 (a),(b) Byrna Technologies, Inc 2,029
228 Cadre Holdings, Inc 6,995
581 Carlisle Cos, Inc 193,833
658 Carpenter Technology Corp 259,351
11,086 Carrier Global Corp 624,253
6,470 Caterpillar, Inc 4,583,736
375 (a) CECO Environmental Corp 22,342
993 (a) Centuri Holdings, Inc 29,006
531 (a) Chart Industries, Inc 109,784
11,796 CNH Industrial NV 129,756
413 (a) Columbus McKinnon Corp 6,001
485 Comfort Systems USA, Inc 668,810
708 (a) Concrete Pumping Holdings, Inc 5,055
596 (a) Construction Partners, Inc 66,228
2,541 (a) Core & Main, Inc 125,525
624 Crane Co 106,704
225 CSW Industrials, Inc 58,630
1,900 Cummins, Inc 1,022,238
514 Curtiss-Wright Corp 350,096

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
688 (a) Custom Truck One Source, Inc $ 4,520
3,458 Deere & Co 1,947,891
3,004 (a) DNOW, Inc 35,778
1,516 Donaldson Co, Inc 128,663
347 Douglas Dynamics, Inc 14,605
1,814 Dover Corp 378,128
160 (a) Ducommun, Inc 19,520
240 (a) DXP Enterprises, Inc 33,535
352 (a) Dycom Industries, Inc 119,265
5,506 Eaton Corp plc 1,969,331
625 EMCOR Group, Inc 461,444
7,916 Emerson Electric Co 1,037,154
738 (a) Energy Recovery, Inc 7,432
917 Enerpac Tool Group Corp 33,443
413 EnerSys 71,746
2,221 (a),(b) Enovix Corp 11,505
330 EnPro Industries, Inc 82,715
3,077 (a),(b) Eos Energy Enterprises, Inc 15,262
752 Esab Corp 72,688
458 ESCO Technologies, Inc 128,867
749 (a) Everus Construction Group, Inc 88,427
16,308 Fastenal Co 756,691
867 Federal Signal Corp 93,757
2,672 Ferguson Enterprises, Inc 623,271
1,930 Flowserve Corp 141,874
503 (a) Fluence Energy, Inc 6,921
1,994 (a) Fluor Corp 93,020
4,413 Fortive Corp 243,951
1,891 Fortune Brands Innovations, Inc 73,692
719 Franklin Electric Co, Inc 66,270
1,871 (a) Freyr Battery, Inc 8,214
1,340 FTAI Aviation Ltd 328,300
2,911 (a) Gates Industrial Corp plc 65,818
491 GATX Corp 83,833
3,770 GE Vernova, Inc 3,290,833
768 (a) Generac Holdings, Inc 150,013
3,511 General Dynamics Corp 1,205,045
14,526 General Electric Co 4,122,043
567 (a) Gibraltar Industries, Inc 22,606
187 Global Industrial Co 5,894
368 Gorman-Rupp Co 22,864
2,150 Graco, Inc 181,998
156 (a) Graham Corp 12,312
480 Granite Construction, Inc 57,542
890 (a) Great Lakes Dredge & Dock Corp 15,130
183 Greenbrier Cos, Inc 9,635
552 Griffon Corp 40,119
2,020 (a) Hayward Holdings, Inc 27,028
627 HEICO Corp 171,923
1,001 HEICO Corp (Class A) 211,301
629 (a) Helios Technologies, Inc 40,703
459 Herc Holdings, Inc 45,693
1,145 Hexcel Corp 92,665
1,910 (a) Hillman Solutions Corp 15,891
8,781 Honeywell International, Inc 1,984,769
5,612 Howmet Aerospace, Inc 1,293,342
789 Hubbell, Inc 387,194
699 (a) Hudson Technologies, Inc 4,110
545 Huntington Ingalls Industries, Inc 207,046
1,987 (a),(b) Hyliion Holdings Corp 3,497
158 Hyster-Yale Materials Handling, Inc 5,137
1,028 IDEX Corp 194,857

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
137 (a) IES Holdings, Inc $ 65,276
4,037 Illinois Tool Works, Inc 1,050,791
5,695 Ingersoll Rand, Inc 456,283
289 Insteel Industries, Inc 9,713
1,437 (a),(b) Intuitive Machines, Inc 26,671
1,125 ITT, Inc 214,346
2,008 (a) Janus International Group, Inc 10,341
1,178 (a) JELD-WEN Holding, Inc 1,461
595 John Bean Technologies Corp 76,083
8,548 Johnson Controls International plc 1,119,361
166 (a) Kadant, Inc 48,530
172 Karat Packaging, Inc 4,802
723 (a) Karman Holdings, Inc 57,876
1,307 Kennametal, Inc 47,222
2,379 (a) Kratos Defense & Security Solutions, Inc 167,743
2,639 L3Harris Technologies, Inc 910,851
192 (a) Lawson Products, Inc 5,038
518 (a) Legence Corp 29,246
415 Lennox International, Inc 192,614
1,065 Leonardo DRS, Inc 47,414
153 (a) Limbach Holdings, Inc 11,942
829 Lincoln Electric Holdings, Inc 206,487
165 Lindsay Corp 19,647
549 (a) Loar Holdings, Inc 31,452
2,875 Lockheed Martin Corp 1,737,621
385 LSI Industries, Inc 7,161
478 Luxfer Holdings plc 5,822
539 (a) Manitowoc Co, Inc 6,279
2,830 Masco Corp 170,847
863 (a) Mastec, Inc 277,662
2,359 (a) Masterbrand, Inc 19,603
379 McGrath RentCorp 41,796
952 (a) Mercury Computer Systems, Inc 69,410
2,687 (a),(b) Microvast Holdings, Inc 4,031
643 (a) Middleby Corp 85,249
168 Miller Industries, Inc 7,652
772 (a) Modine Manufacturing Co 167,300
361 Moog, Inc (Class A) 105,643
524 (a) MSC Industrial Direct Co (Class A) 48,349
1,438 Mueller Industries, Inc 159,330
2,381 Mueller Water Products, Inc (Class A) 65,454
301 (a) MYR Group, Inc 84,978
362 (a) NANO Nuclear Energy, Inc 7,414
76 National Presto Industries, Inc 10,417
2,497 (a) Newpark Resources, Inc 36,182
2,017 (a) NEXTracker, Inc 243,149
742 Nordson Corp 197,417
1,867 Northrop Grumman Corp 1,273,742
149 (a) Northwest Pipe Co 11,601
1,795 (a),(b) NuScale Power Corp 19,458
2,416 nVent Electric plc 285,764
44 (a) Omega Flex, Inc 1,366
954 Oshkosh Corp 140,438
5,330 Otis Worldwide Corp 410,836
987 Owens Corning, Inc 106,813
7,358 PACCAR, Inc 849,849
291 (a) Park Aerospace Corp 7,968
1,756 Parker-Hannifin Corp 1,572,041
2,300 Pentair plc 200,353
20,788 (a),(b) Plug Power, Inc 46,981
141 Powell Industries, Inc 76,292
86 (a),(b) Power Solutions International, Inc 5,236

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
51 (a) Preformed Line Products Co $ 13,808
729 Primoris Services Corp 104,276
509 (a) Proto Labs, Inc 29,023
492 Quanex Building Products Corp 8,841
2,056 Quanta Services, Inc 1,128,785
8,790 (a) QXO, Inc 170,702
405 (a) RBC Bearings, Inc 219,964
996 (a),(b) Red Cat Holdings, Inc 13,038
402 (a) Redwire Corp 3,417
906 Regal-Beloit Corp 169,658
1,658 (a) Resideo Technologies, Inc 55,891
6,835 (a) Rocket Lab Corp 438,944
1,551 Rockwell Automation, Inc 556,623
18,738 RTX Corp 3,614,560
216 Rush Enterprises, Inc 13,900
1,036 Rush Enterprises, Inc (Class A) 68,490
2,324 Sensata Technologies Holding plc 81,851
2,761 (a) Shoals Technologies Group, Inc 18,167
537 (a) Simpson Manufacturing Co, Inc 92,160
727 (a) SiteOne Landscape Supply, Inc 96,771
701 Snap-On, Inc 254,617
647 (a) SPX Technologies, Inc 129,361
3,197 (a) StandardAero, Inc 82,579
195 Standex International Corp 49,698
2,281 Stanley Black & Decker, Inc 162,088
394 (a) Sterling Construction Co, Inc 160,464
3,438 (a) Sunrun, Inc 46,619
328 (b) Tecnoglass, Inc 14,612
268 Tennant Co 17,795
1,490 Terex Corp 88,059
2,439 Textron, Inc 213,559
509 (a) Thermon Group Holdings, Inc 25,654
881 Timken Co 88,602
638 (a),(b) Titan International, Inc 4,409
282 (a) Titan Machinery, Inc 4,715
1,203 Toro Co 112,408
3,105 Trane Technologies plc 1,293,978
121 (a),(b) Transcat, Inc 8,887
785 TransDigm Group, Inc 909,784
1,561 (a) Trex Co, Inc 56,852
642 Trinity Industries, Inc 20,660
553 Tutor Perini Corp 42,686
901 UFP Industries, Inc 83,000
894 United Rentals, Inc 651,333
156 (a) V2X, Inc 10,686
262 Valmont Industries, Inc 104,687
5,340 Vertiv Holdings Co 1,338,097
339 (a) Vicor Corp 54,579
661 (a),(b) Voyager Technologies, Inc 15,461
372 VSE Corp 68,597
608 W.W. Grainger, Inc 663,212
918 (a) Wabash National Corp 7,913
462 (b) Watsco, Inc 168,071
406 Watts Water Technologies, Inc (Class A) 117,858
605 WESCO International, Inc 165,540
2,269 Westinghouse Air Brake Technologies Corp 567,046
37 Willis Lease Finance Corp 6,300
2,174 WillScot Mobile Mini Holdings Corp 37,741
893 Woodward Inc 319,623
702 Worthington Enterprises, Inc 36,602
576 (a) Xometry, Inc 23,524
3,351 Xylem, Inc 400,445

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
2,011 Zurn Elkay Water Solutions Corp $ 90,173
TOTAL CAPITAL GOODS 68,085,242
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,238 (a) ABM Industries, Inc 47,688
1,696 ACCO Brands Corp 5,088
1,880 (a) ACV Auctions, Inc 7,971
7,145 Alight, Inc 4,163
1,964 (a) Amentum Holdings, Inc 51,221
343 (a) Asure Software, Inc 2,950
5,706 Automatic Data Processing, Inc 1,159,345
440 Barrett Business Services, Inc 12,839
261 (a) BlackSky Technology, Inc 6,567
1,701 Booz Allen Hamilton Holding Corp 132,729
329 (a) BrightView Holdings, Inc 3,879
599 Brink's Co 62,074
1,631 Broadridge Financial Solutions, Inc 265,005
295 (a) CACI International, Inc (Class A) 160,442
801 (a) Casella Waste Systems, Inc (Class A) 63,551
778 (a) CBIZ, Inc 20,889
270 (a) Cimpress plc 19,710
4,705 Cintas Corp 795,804
3,616 (a),(b) Clarivate plc 9,148
706 (a) Clean Harbors, Inc 202,431
177 Compx International, Inc 4,135
448 (a),(b) Concentrix Corp 12,257
3,045 (a) Conduent, Inc 3,898
12,004 (a) Copart, Inc 398,533
2,056 (a) CoreCivic, Inc 38,879
128 CRA International, Inc 20,721
162 CSG Systems International, Inc 12,950
754 Deluxe Corp 20,765
394 (a) Ennis, Inc 8,439
1,759 Equifax, Inc 316,743
2,555 (a) ExlService Holdings, Inc 77,800
645 Exponent, Inc 42,086
804 (a),(b) First Advantage Corp 9,455
178 (a) Forrester Research, Inc 1,007
148 (a) Franklin Covey Co 2,337
524 (a) FTI Consulting, Inc 92,627
2,244 Genpact Ltd 83,589
1,830 (a) GEO Group, Inc 30,762
1,393 (a) Harsco Corp 27,331
1,153 (a) Healthcare Services Group 21,388
1,168 Herman Miller, Inc 16,889
1,146 HNI Corp 38,265
334 (a) Huron Consulting Group, Inc 42,582
282 ICF International, Inc 18,412
404 (a),(b) Innodata, Inc 15,602
674 (b) Insperity, Inc 18,225
961 Interface, Inc 23,948
1,562 Jacobs Solutions, Inc 198,811
2,016 KBR, Inc 74,310
654 Kelly Services, Inc (Class A) 5,788
366 Kforce, Inc 10,702
1,048 Korn/Ferry International 65,972
1,550 (a) Legalzoom.com, Inc 8,789
1,726 Leidos Holdings, Inc 268,428
484 (a) Liquidity Services, Inc 14,796
931 Manpower, Inc 27,427
902 MAXIMUS, Inc 57,818
361 (a) Montrose Environmental Group, Inc 7,902
529 MSA Safety, Inc 86,730

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
2,200 (a) OPENLANE, Inc $ 64,130
633 (a) Parsons Corp 34,290
4,689 Paychex, Inc 431,951
737 Paycom Software, Inc 89,575
665 (a) Paylocity Holding Corp 71,847
310 Pitney Bowes, Inc 3,426
3,744 (a) Planet Labs PBC 104,645
2,533 RB Global, Inc 242,788
2,723 Republic Services, Inc 596,391
60 (a),(b) Resolute Holdings Management, Inc 9,738
514 Resources Connection, Inc 1,917
1,790 Robert Half International, Inc 45,466
3,886 Rollins, Inc 207,551
591 Science Applications International Corp 56,098
2,686 SS&C Technologies Holdings, Inc 181,493
4,060 Tetra Tech, Inc 122,287
1,032 (a) TIC Solutions, Inc 6,791
2,830 TransUnion 195,808
480 (a) TriNet Group, Inc 17,486
645 (a) TrueBlue, Inc 2,522
369 (a),(b) TTEC Holdings, Inc 923
237 Unifirst Corp 59,627
1,953 (a) Upwork, Inc 21,405
3,460 Veralto Corp 305,933
2,049 Verisk Analytics, Inc 388,798
2,291 (a) Verra Mobility Corp 32,738
2,027 Vestis Corp 15,932
5,105 Waste Management, Inc 1,173,078
116 (a) Willdan Group, Inc 8,881
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,754,107
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
426 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 1,295
481 (a) Abercrombie & Fitch Co (Class A) 43,949
772 Academy Sports & Outdoors, Inc 43,579
887 (b) Advance Auto Parts, Inc 46,789
288 A-Mark Precious Metals, Inc 11,543
133,936 (a) Amazon.com, Inc 27,894,851
2,547 (a) American Eagle Outfitters, Inc 42,535
122 (a) America's Car-Mart, Inc 1,553
1,083 (a) AMMO, Inc 2,177
758 Arhaus, Inc 5,139
1,783 Arko Corp 9,914
238 (a) Asbury Automotive Group, Inc 46,508
266 (a) Autonation, Inc 51,939
237 (a) Autozone, Inc 800,534
1,577 (a) BARK, Inc 799
2,789 Bath & Body Works, Inc 52,071
2,426 Best Buy Co, Inc 155,749
455 (a) Boot Barn Holdings, Inc 66,594
526 (a) Buckle, Inc 26,489
200 (b) Build-A-Bear Workshop, Inc 7,490
945 (a) Burlington Stores, Inc 307,484
331 Caleres, Inc 3,489
670 Camping World Holdings, Inc 4,576
1,875 (a) Carmax, Inc 77,963
1,862 (a) Carvana Co 585,376
2,902 (a) Chewy, Inc 78,354
17,607 (a) Coupang, Inc 332,420
892 Designer Brands, Inc 5,075
864 Dick's Sporting Goods, Inc 171,323
31 (b) Dillard's, Inc (Class A) 17,735
6,145 eBay, Inc 559,318

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,599 (a) Etsy, Inc $ 79,918
1,181 (a) EVgo, Inc 2,031
739 (a) Five Below, Inc 168,847
1,672 (a) Floor & Decor Holdings, Inc 84,938
5,773 (a) GameStop Corp (Class A) 133,010
3,094 Gap, Inc 74,875
127 (a) Genesco, Inc 3,682
2,011 Genuine Parts Co 212,663
363 (a) GigaCloud Technology, Inc 16,473
138 Group 1 Automotive, Inc 45,627
339 (a),(b) Groupon, Inc 4,034
286 Haverty Furniture Cos, Inc 6,057
13,937 Home Depot, Inc 4,583,740
1,622 Kohl's Corp 20,924
221 (a),(b) Lands' End, Inc 2,484
294 Lithia Motors, Inc (Class A) 73,418
3,494 LKQ Corp 102,619
7,826 Lowe's Cos, Inc 1,849,127
4,222 Macy's, Inc 76,376
389 (a) MarineMax, Inc 10,526
566 Monro Muffler, Inc 9,079
203 Murphy USA, Inc 100,276
1,406 (a) National Vision Holdings, Inc 36,415
827 (a) Ollie's Bargain Outlet Holdings, Inc 76,117
180 (a),(b) OneWater Marine, Inc 1,701
11,995 (a) O'Reilly Automotive, Inc 1,107,258
752 (a) Overstock.com, Inc 3,489
75 Penske Auto Group, Inc 11,214
1,122 (a) Petco Health & Wellness Co, Inc 3,119
531 Pool Corp 107,437
1,291 (a) RealReal, Inc 11,722
610 (a) Revolve Group, Inc 13,792
219 (a) RH 30,621
4,455 Ross Stores, Inc 965,087
1,437 (a) Sally Beauty Holdings, Inc 19,902
406 (a) Shoe Carnival, Inc 6,330
583 Signet Jewelers Ltd 49,345
441 (a) Sleep Number Corp 792
345 Sonic Automotive, Inc (Class A) 23,657
1,508 (a) Stitch Fix, Inc 4,991
1,347 (a) ThredUp, Inc 4,418
15,454 TJX Cos, Inc 2,468,004
7,677 Tractor Supply Co 347,768
617 (a) Ulta Beauty, Inc 322,512
941 (a) Upbound Group, Inc 16,985
760 (a) Urban Outfitters, Inc 48,146
1,485 (a) Valvoline, Inc 50,015
788 (a) Victoria's Secret & Co 36,532
1,287 (a) Warby Parker, Inc 27,117
1,297 (a) Wayfair, Inc 97,547
203 Weyco Group, Inc 6,506
1,606 Williams-Sonoma, Inc 292,822
37 Winmark Corp 15,819
314 (a) Zumiez, Inc 6,958
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 45,329,472
CONSUMER DURABLES & APPAREL - 0.7%
338 Acushnet Holdings Corp 31,596
2,031 (a) Amer Sports, Inc 66,861
285 (a) Beazer Homes USA, Inc 5,483
539 (a),(b) BK LC Lux Finco 2 Sarl 19,312
974 Brunswick Corp 70,868
2,097 (a) Callaway Golf Co 29,106

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
1,736 (a) Capri Holdings Ltd $ 30,588
450 Carter's, Inc 16,092
132 (a) Cavco Industries, Inc 63,926
279 Century Communities, Inc 16,009
307 Clarus Corp 835
604 Columbia Sportswear Co 33,105
761 (b) Cricut, Inc 2,846
478 (a) Crocs, Inc 39,684
1,987 (a) Deckers Outdoor Corp 198,879
3,805 DR Horton, Inc 522,122
197 (a),(b) Dream Finders Homes, Inc 2,742
327 Ethan Allen Interiors, Inc 7,279
319 (a) Figs, Inc 4,712
389 (a) Funko, Inc 1,225
2,304 (a) Garmin Ltd 534,551
682 G-III Apparel Group Ltd 18,891
426 (a) Green Brick Partners, Inc 27,456
1,790 Hasbro, Inc 167,544
444 (a) Helen of Troy Ltd 6,403
81 (a) Hovnanian Enterprises, Inc 8,984
379 Installed Building Products, Inc 100,492
75 (a) Johnson Outdoors, Inc 3,488
476 KB Home 24,633
811 Kontoor Brands, Inc 57,005
706 (a) Latham Group, Inc 3,791
696 La-Z-Boy, Inc 22,369
2,404 Leggett & Platt, Inc 23,752
2,867 Lennar Corp (Class A) 248,970
16 (b) Lennar Corp (Class B) 1,346
43 (a) LGI Homes, Inc 1,700
223 (a),(b) Lovesac Co 3,294
1,391 (a) Lululemon Athletica, Inc 212,962
301 (a) M/I Homes, Inc 36,858
287 (a) Malibu Boats, Inc 7,439
156 Marine Products Corp 1,134
295 (a) MasterCraft Boat Holdings, Inc 6,050
3,515 (a) Mattel, Inc 51,073
708 Meritage Homes Corp 43,783
694 (a) Mohawk Industries, Inc 68,331
227 (a) Movado Group, Inc 5,543
79 Newell Rubbermaid, Inc 271
16,459 Nike, Inc (Class B) 869,364
39 (a) NVR, Inc 257,003
3,016 (a) On Holding AG. 102,604
276 (b) Oxford Industries, Inc 10,629
4,992 (a) Peloton Interactive, Inc 21,416
365 Polaris Industries, Inc 19,893
2,783 Pulte Homes, Inc 327,309
432 PVH Corp 30,136
543 Ralph Lauren Corp 186,787
200 Rocky Brands, Inc 7,744
1,024 (a) SharkNinja Global SPV Ltd 108,442
703 (a) Skyline Champion Corp 52,282
840 Smith & Wesson Brands, Inc 12,037
2,102 (a) Sonos, Inc 28,167
1,383 Steven Madden Ltd 46,911
272 Sturm Ruger & Co, Inc 10,905
2,969 Tapestry, Inc 418,956
1,140 (a) Taylor Morrison Home Corp 66,394
2,622 Tempur Sealy International, Inc 193,818
1,447 Toll Brothers, Inc 197,472
449 (a) TopBuild Corp 157,734

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
3 (a) Traeger, Inc $ 87
707 (a) Tri Pointe Homes, Inc 33,038
3,425 (a),(b) Under Armour, Inc (Class A) 20,242
3,626 (a) Under Armour, Inc (Class C) 20,995
5,338 (b) VF Corp 90,693
646 (b) Whirlpool Corp 34,832
1,465 (a) Wolverine World Wide, Inc 23,909
1,421 (a) YETI Holdings, Inc 51,994
TOTAL CONSUMER DURABLES & APPAREL 6,253,176
CONSUMER SERVICES - 2.0%
700 (a) Accel Entertainment, Inc 7,637
4,134 ADT, Inc 27,160
586 (a) Adtalem Global Education, Inc 67,537
5,912 (a) Airbnb, Inc 746,567
202 (a) American Public Education, Inc 11,490
3,327 Aramark 134,877
17 (a) Biglari Holdings, Inc (B Shares) 5,603
356 (a) BJ's Restaurants, Inc 12,496
1,539 Bloomin' Brands, Inc 8,311
456 Booking Holdings, Inc 1,919,906
768 Boyd Gaming Corp 63,114
804 (a) Bright Horizons Family Solutions, Inc 66,033
615 (a) Brinker International, Inc 87,804
3,464 (a) Caesars Entertainment, Inc 91,554
14,994 Carnival Corp 388,045
234 Carriage Services, Inc 10,684
1,368 (a) Cava Group, Inc 110,671
702 Cheesecake Factory 38,435
18,215 (a) Chipotle Mexican Grill, Inc (Class A) 583,062
430 (a),(b) Choice Hotels International, Inc 44,505
947 Churchill Downs, Inc 85,069
1,836 (a) Coursera, Inc 10,686
463 (b) Cracker Barrel Old Country Store, Inc 13,015
1,711 Darden Restaurants, Inc 335,424
539 (a) Dave & Buster's Entertainment, Inc 5,837
266 (b) Dine Brands Global Inc. 6,980
438 Domino's Pizza, Inc 157,150
5,075 (a) DoorDash, Inc 762,011
6,847 (a) DraftKings, Inc 148,032
633 (a),(b) Driven Brands Holdings, Inc 7,982
542 (a) Duolingo, Inc 53,425
1,616 (a) Dutch Bros, Inc 81,867
302 (a) El Pollo Loco Holdings, Inc 4,186
281 (a) European Wax Center, Inc 1,624
1,566 Expedia Group, Inc 361,574
620 (a) First Watch Restaurant Group, Inc 6,498
2,240 (a) Flutter Entertainment plc 228,368
1,135 (a) Frontdoor, Inc 59,996
2,710 (a) Genius Sports Ltd 12,005
1,807 (a),(b) Global Business Travel Group I 10,083
229 Golden Entertainment, Inc 6,112
58 (a) Graham Holdings Co 61,321
410 (a) Grand Canyon Education, Inc 69,712
1,703 H&R Block, Inc 54,053
1,409 (a) Hilton Grand Vacations, Inc 55,120
3,159 Hilton Worldwide Holdings, Inc 960,589
573 (b) Hyatt Hotels Corp 82,392
357 (a) Inspired Entertainment, Inc 2,545
1,684 International Game Technology plc 21,454
431 (b) Jack in the Box, Inc 4,168
1,311 (b) Krispy Kreme, Inc 4,444
89 (a) Kura Sushi USA, Inc 6,211

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
4,007 Las Vegas Sands Corp $ 215,897
1,806 (a) Laureate Education, Inc 62,921
382 (a) Liberty Live Holdings, Inc 35,006
869 (a) Liberty Live Holdings, Inc 81,782
1,730 (a) Life Time Group Holdings, Inc 46,606
283 (a) Lincoln Educational Services Corp 11,512
464 (a) Lindblad Expeditions Holdings, Inc 8,027
3,119 Marriott International, Inc (Class A) 1,020,131
418 (b) Marriott Vacations Worldwide Corp 27,220
491 Matthews International Corp (Class A) 12,678
9,903 McDonald's Corp 3,077,753
3,190 (a) MGM Resorts International 118,062
844 (a) Mister Car Wash, Inc 5,883
173 Monarch Casino & Resort, Inc 16,539
911 (a),(b) Nerdy, Inc 744
5,272 (a) Norwegian Cruise Line Holdings Ltd 98,586
1,026 OneSpaWorld Holdings Ltd 23,547
565 (b) Papa John's International, Inc 18,312
2,314 (a) Penn National Gaming, Inc 34,779
1,137 Perdoceo Education Corp 42,308
1,210 (a) Planet Fitness, Inc 90,000
525 (a),(b) Portillo's, Inc 2,777
142 (b) RCI Hospitality Holdings, Inc 3,239
924 Red Rock Resorts, Inc 49,305
4,756 (b) Restaurant Brands International, Inc 351,468
3,506 Royal Caribbean Cruises Ltd 964,781
822 (a) Rush Street Interactive, Inc 17,879
5,391 (a) Sabre Corp 7,817
764 (a),(b) SeaWorld Entertainment, Inc 24,952
613 (a),(b) Serve Robotics, Inc 5,174
1,713 Service Corp International 141,340
596 (a) Shake Shack, Inc 52,728
1,080 (a),(b) Six Flags Entertainment Corp 19,170
15,996 Starbucks Corp 1,433,082
403 Strategic Education, Inc 33,433
644 (a) Stride, Inc 56,781
1,928 Super Group SGHC Ltd 20,822
1,443 (a),(b) Sweetgreen, Inc 7,489
877 (a) Target Hospitality Corp 8,139
913 Texas Roadhouse, Inc (Class A) 150,773
776 Travel & Leisure Co 53,691
1,149 (a) Udemy, Inc 5,308
434 (a) Universal Technical Institute, Inc 15,667
600 (b) Vail Resorts, Inc 76,992
440 (a) Viad Corp 16,117
2,538 (a) Viking Holdings Ltd 186,492
2,362 (b) Wendy's Co 16,416
398 Wingstop, Inc 61,678
1,311 Wyndham Hotels & Resorts, Inc 106,493
1,015 Wynn Resorts Ltd 103,073
268 (a),(b) Xponential Fitness, Inc 1,613
3,833 Yum! Brands, Inc 595,955
TOTAL CONSUMER SERVICES 17,744,361
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
5,179 Albertsons Cos, Inc 88,250
418 Andersons, Inc 30,004
1,935 (a) BJ's Wholesale Club Holdings, Inc 190,443
509 Casey's General Stores, Inc 370,481
515 (a) Chefs' Warehouse, Inc 30,617
6,197 Costco Wholesale Corp 6,174,877
3,152 Dollar General Corp 374,237
2,748 (a) Dollar Tree, Inc 300,933

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
1,460 (a) Grocery Outlet Holding Corp $ 10,293
626 (a) HF Foods Group, Inc 1,158
213 (a) Ingles Markets, Inc (Class A) 19,147
8,243 Kroger Co 596,463
2,675 (a) Maplebear, Inc 100,205
286 Natural Grocers by Vitamin Cottage, Inc 7,393
1,968 (a) Performance Food Group Co 168,579
385 (a) Pricesmart, Inc 57,942
1,482 (a) Sprouts Farmers Market, Inc 114,307
6,504 Sysco Corp 463,930
6,404 Target Corp 776,165
943 (a) United Natural Foods, Inc 42,492
3,115 (a) US Foods Holding Corp 287,234
127 (a) Village Super Market (Class A) 5,363
60,681 Walmart, Inc 7,541,435
218 Weis Markets, Inc 14,909
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,766,857
ENERGY - 4.2%
3,955 Antero Midstream Corp 90,174
4,251 (a) Antero Resources Corp 180,412
5,314 APA Corp 225,526
2,039 Archrock, Inc 70,957
667 Ardmore Shipping Corp 10,172
937 (b) Atlas Energy Solutions, Inc 12,293
13,737 Baker Hughes Co 838,644
354 (a) BKV Corp 10,096
3,755 Borr Drilling Ltd 21,666
351 Bristow Group, Inc 16,458
10,702 Cabot Oil & Gas Corp 376,068
845 Cactus, Inc 40,028
1,047 California Resources Corp 72,473
868 (a) Calumet, Inc 31,161
243 (a),(b) Centrus Energy Corp 42,182
2,932 Cheniere Energy, Inc 831,984
3,168 Chesapeake Energy Corp 347,783
26,173 Chevron Corp 5,415,194
845 Chord Energy Corp 120,142
2,877 (a) Clean Energy Fuels Corp 7,135
2,191 (a) CNX Resources Corp 84,463
1,500 (a) Comstock Resources, Inc 31,620
17,278 ConocoPhillips 2,280,696
809 Core Laboratories, Inc 13,583
692 Core Natural Resources, Inc 72,473
2,426 Crescent Energy Co 32,751
583 CVR Energy, Inc 19,618
1,373 Delek US Holdings, Inc 61,881
8,469 Devon Energy Corp 426,160
2,136 DHT Holdings, Inc 39,025
2,815 Diamondback Energy, Inc 556,779
626 (a) Diversified Energy Co 10,917
333 (a) DMC Global, Inc 1,735
395 Dorian LPG Ltd 13,509
1,417 DT Midstream, Inc 190,827
165 (a),(b) Empire Petroleum Corp 488
2,241 (a),(b) Encore Energy Corp 4,034
2,496 (a),(b) Energy Fuels, Inc 45,552
7,809 (a) EOG Resources, Inc 1,128,947
8,412 EQT Corp 535,340
275 Excelerate Energy, Inc 9,191
1,226 (a) Expro Group Holdings NV 21,345
58,929 Exxon Mobil Corp 9,997,894
408 (b) FLEX LNG Ltd 12,122

SHARES DESCRIPTION VALUE
ENERGY (continued)
226 (a) Forum Energy Technologies, Inc $ 13,257
400 (a) FutureFuel Corp 1,540
1,122 Golar LNG Ltd 60,711
842 (a) Green Plains, Inc 13,851
179 (a) Gulfport Energy Operating Corp 37,871
11,949 Halliburton Co 465,892
2,743 (a) Helix Energy Solutions Group, Inc 27,128
1,274 (a) Helmerich & Payne, Inc 45,902
2,393 HF Sinclair Corp 149,299
110 (b) HighPeak Energy, Inc 759
582 (a) Innovex International, Inc 14,195
275 International Seaways, Inc 20,042
26,883 Kinder Morgan, Inc 901,387
465 Kinetik Holdings, Inc 22,511
1,156 Kodiak Gas Services, Inc 67,418
6,795 (a),(b) Kosmos Energy Ltd 18,890
2,207 Liberty Energy, Inc 63,562
2,448 Magnolia Oil & Gas Corp 77,283
767 (a) Mammoth Energy Services, Inc 1,879
4,199 Marathon Petroleum Corp 1,025,312
1,395 Matador Resources Co 88,136
1,623 Murphy Oil Corp 66,949
146 (a),(b) Nabors Industries Ltd 12,565
75 Nacco Industries, Inc (Class A) 3,898
863 (a) National Energy Services Reunited Corp 18,529
1,095 National Fuel Gas Co 102,886
1,716 (a),(b) NextDecade Corp 13,145
2,086 Noble Corp plc 102,360
3,490 (b) Nordic American Tankers Ltd 20,451
1,326 Northern Oil and Gas, Inc 38,759
5,678 NOV, Inc 106,803
9,895 Occidental Petroleum Corp 643,175
1,532 (a) Oceaneering International, Inc 54,340
1,209 (a) Oil States International, Inc 14,073
8,837 ONEOK, Inc 798,776
4,010 Ovintiv, Inc 238,034
677 (a) Par Pacific Holdings, Inc 42,407
5,496 Patterson-UTI Energy, Inc 59,522
1,117 PBF Energy, Inc 53,192
1,975 Peabody Energy Corp 65,076
9,481 Permian Resources Corp 202,135
5,763 Phillips 66 1,049,903
1,367 (a) ProPetro Holding Corp 19,698
3,375 Range Resources Corp 152,483
475 Ranger Energy Services, Inc 8,142
552 (a) Rex American Resources Corp 25,155
151 Riley Exploration Permian, Inc 5,504
1,202 RPC, Inc 8,510
1,720 (a) Sable Offshore Corp 28,414
532 SandRidge Energy, Inc 8,677
21,449 Schlumberger Ltd 1,102,264
477 Scorpio Tankers, Inc 35,613
649 (a) SEACOR Marine Holdings, Inc 4,647
500 (a) Seadrill Ltd 22,750
988 Select Water Solutions, Inc 15,116
1,567 SFL Corp Ltd 16,908
3,430 SM Energy Co 106,947
678 Solaris Oilfield Infrastructure, Inc 38,314
1,711 (a) Talos Energy, Inc 26,965
3,028 Targa Resources Corp 759,210
5,304 TechnipFMC plc 366,666
1,069 Teekay Corp Ltd 13,053

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
376 Teekay Tankers Ltd $ 27,568
2,062 (a) Tetra Technologies, Inc 17,568
792 Texas Pacific Land Corp 375,852
854 (a) Tidewater, Inc 71,352
13,020 (a) Transocean Ltd 86,323
4,698 (a) Uranium Energy Corp 63,423
1,000 Vaalco Energy, Inc 6,340
993 (a) Valaris Ltd 97,354
4,299 Valero Energy Corp 1,062,197
2,599 Viper Energy, Inc 122,127
433 (b) Vitesse Energy, Inc 7,863
2,083 W&T Offshore, Inc 7,103
774 Weatherford International plc 73,205
17,266 Williams Cos, Inc 1,256,620
1,068 World Fuel Services Corp 24,639
TOTAL ENERGY 37,239,871
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
1,492 Acadia Realty Trust 28,527
1,259 Agree Realty Corp 94,903
57 Alexander's, Inc 13,463
2,524 Alexandria Real Estate Equities, Inc 117,164
357 Alpine Income Property Trust, Inc 6,426
714 American Assets Trust, Inc 13,145
2,047 American Healthcare REIT, Inc 96,537
4,773 American Homes 4 Rent 133,262
6,598 American Tower Corp 1,138,683
4,437 Americold Realty Trust, Inc 50,848
2,947 Apple Hospitality REIT, Inc 33,920
1,769 Armada Hoffler Properties, Inc 9,730
1,970 AvalonBay Communities, Inc 321,800
2,348 Boston Properties, Inc 121,861
1,429 Braemar Hotels & Resorts, Inc 3,372
2,649 (a) Brandywine Realty Trust 7,179
4,252 Brixmor Property Group, Inc 122,458
2,559 Broadstone Net Lease, Inc 46,753
572 BRT Apartments Corp 7,630
1,599 Camden Property Trust 156,158
3,028 CareTrust REIT, Inc 110,976
493 CBL & Associates Properties, Inc 18,946
275 Centerspace 15,799
919 Chatham Lodging Trust 7,233
230 (a) Chiron Real Estate, Inc 7,608
588 Clipper Realty, Inc 1,776
544 Community Healthcare Trust, Inc 8,644
1,123 Corporate Office Properties Trust 34,364
2,578 Cousins Properties, Inc 58,185
6,055 Crown Castle, Inc 492,332
273 CTO Realty Growth, Inc 5,048
2,885 CubeSmart 105,735
1,290 Curbline Properties Corp 33,269
3,453 DiamondRock Hospitality Co 32,355
4,778 Digital Realty Trust, Inc 861,043
5,068 Diversified Healthcare Trust 33,652
2,323 Douglas Emmett, Inc 21,883
570 Easterly Government Properties, Inc 12,215
673 EastGroup Properties, Inc 124,566
3,012 Empire State Realty Trust, Inc 15,662
787 EPR Properties 39,319
1,367 Equinix, Inc 1,339,988
2,283 Equity Lifestyle Properties, Inc 142,505
5,586 Equity Residential 330,412
2,334 Essential Properties Realty Trust, Inc 70,860

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
896 Essex Property Trust, Inc $ 216,832
2,942 Extra Space Storage, Inc 385,784
729 (a) Farmland Partners, Inc 8,187
1,347 Federal Realty Investment Trust 143,065
1,998 First Industrial Realty Trust, Inc 115,584
1,235 Four Corners Property Trust, Inc 29,208
3,355 Gaming and Leisure Properties, Inc 148,861
763 Getty Realty Corp 24,263
475 Gladstone Commercial Corp 5,429
687 Gladstone Land Corp 7,007
3,106 Global Net Lease, Inc 29,072
4,463 Healthcare Realty Trust, Inc 75,826
10,142 Healthpeak Properties, Inc 166,633
1,796 Highwoods Properties, Inc 38,452
9,517 Host Hotels & Resorts Inc 182,346
348 (a) Hudson Pacific Properties, Inc 2,057
3,525 Independence Realty Trust, Inc 52,487
1,204 Industrial Logistics Properties Trust 6,839
439 Innovative Industrial Properties, Inc 22,020
1,140 InvenTrust Properties Corp 34,724
8,599 Invitation Homes, Inc 213,685
4,200 Iron Mountain, Inc 428,988
841 JBG SMITH Properties 12,287
1,970 Kilroy Realty Corp 55,574
9,833 Kimco Realty Corp 220,948
3,663 Kite Realty Group Trust 89,927
1,105 Lamar Advertising Co 139,959
768 Lineage, Inc 25,160
431 LTC Properties, Inc 16,016
440 LXP Industrial Trust 20,354
3,615 Macerich Co 68,324
1,437 Mack-Cali Realty Corp 27,116
3,534 Medical Properties Trust, Inc 16,362
1,755 Mid-America Apartment Communities, Inc 214,321
2,102 Millrose Properties, Inc 58,856
460 National Health Investors, Inc 37,196
2,155 National Retail Properties, Inc 90,575
374 National Storage Affiliates Trust 14,115
215 NET Lease Office Properties 2,477
1,149 NETSTREIT Corp 21,636
1,203 NexPoint Diversified Real Estate Trust 5,618
478 NexPoint Residential Trust, Inc 11,950
3,987 Omega Healthcare Investors, Inc 174,710
254 One Liberty Properties, Inc 5,451
1,605 Outfront Media, Inc 42,533
2,538 Park Hotels & Resorts, Inc 26,725
554 Peakstone Realty Trust 11,573
2,135 Pebblebrook Hotel Trust 26,965
1,776 Phillips Edison & Co, Inc 66,458
2,219 Piedmont Office Realty Trust, Inc 14,579
255 Postal Realty Trust, Inc 4,733
12,794 Prologis, Inc 1,691,111
2,263 Public Storage, Inc 613,001
4,403 Rayonier, Inc 90,790
12,822 Realty Income Corp 784,450
2,232 Regency Centers Corp 168,873
3,142 Rexford Industrial Realty, Inc 102,838
1,824 RLJ Lodging Trust 13,534
875 Ryman Hospitality Properties, Inc 80,736
3,697 Sabra Health Care REIT, Inc 71,093
571 Safehold, Inc 7,726
370 (a) Saul Centers, Inc 12,055

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,572 SBA Communications Corp $ 270,557
2,237 Service Properties Trust 3,031
659 Sila Realty Trust, Inc 15,605
4,465 Simon Property Group, Inc 832,856
645 SITE Centers Corp 3,483
1,013 SL Green Realty Corp 37,420
496 Smartstop Self Storage REIT, Inc 15,019
2,713 STAG Industrial, Inc 97,831
2,137 Summit Hotel Properties, Inc 9,446
1,739 Sun Communities, Inc 219,044
4,344 Sunstone Hotel Investors, Inc 39,139
1,735 Tanger Factory Outlet Centers, Inc 58,955
1,413 Terreno Realty Corp 86,786
4,667 UDR, Inc 157,651
567 UMH Properties, Inc 8,182
198 Universal Health Realty Income Trust 8,013
2,537 Urban Edge Properties 50,689
6,423 Ventas, Inc 525,273
14,120 VICI Properties, Inc 385,758
3,062 Vornado Realty Trust 79,581
9,480 (d) Welltower, Inc 1,874,291
10,118 Weyerhaeuser Co 247,183
550 Whitestone REIT 8,883
2,793 WP Carey, Inc 189,812
2,302 Xenia Hotels & Resorts, Inc 34,139
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,202,875
FINANCIAL SERVICES - 7.3%
906 (a) Acacia Research (Acacia Technologies) 4,358
360 Affiliated Managers Group, Inc 99,612
3,902 (a) Affirm Holdings, Inc 178,790
14,490 AGNC Investment Corp 145,335
243 Alerus Financial Corp 5,762
4,069 Ally Financial, Inc 159,627
7,517 American Express Co 2,273,742
1,248 Ameriprise Financial, Inc 554,611
253 Angel Oak Mortgage REIT, Inc 2,080
9,837 Annaly Capital Management, Inc 208,053
2,943 Apollo Commercial Real Estate Finance, Inc 31,078
5,795 Apollo Global Management, Inc 645,679
2,387 Arbor Realty Trust, Inc 18,404
645 Ares Commercial Real Estate Corp 3,096
2,756 Ares Management Corp 300,680
281 (a) ARMOUR Residential REIT, Inc 4,687
870 Artisan Partners Asset Management, Inc 31,659
123 (a) Atlanticus Holdings Corp 6,454
412 (a),(b) Bakkt Holdings, Inc 3,032
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 23,548
9,632 Bank of New York Mellon Corp 1,142,644
25,752 (a) Berkshire Hathaway, Inc 12,340,358
5,076 BGC Group, Inc 49,643
2,128 BlackRock, Inc 2,046,519
1,028 Blackstone Mortgage Trust, Inc 19,686
10,349 Blackstone, Inc 1,190,031
7,684 (a) Block, Inc 462,423
7,723 (b) Blue Owl Capital, Inc 70,511
829 Bread Financial Holdings, Inc 62,084
642 Brightsphere Investment Group, Inc 34,938
1,289 BrightSpire Capital, Inc 7,218
5,504 Brookfield Asset Management Ltd 244,653
467 (a) Bullish 16,686
3,022 (b) Burford Capital Ltd 13,659
1,450 Cannae Holdings, Inc 16,486

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
923 (a) Cantaloupe, Inc $ 9,978
8,580 Capital One Financial Corp 1,565,249
3,768 Carlyle Group, Inc 182,333
222 Cass Information Systems, Inc 9,772
1,399 Cboe Global Markets, Inc 393,217
23,318 Charles Schwab Corp 2,191,426
152 Chicago Atlantic Real Estate Finance, Inc 1,721
1,022 Chimera Investment Corp 12,826
1,435 (a) Claros Mortgage Trust, Inc 3,415
5,014 CME Group, Inc 1,480,885
461 Cohen & Steers, Inc 28,836
3,163 (a) Coinbase Global, Inc 552,291
797 (b) Compass Diversified Trust 6,264
326 (a) Consumer Portfolio Services, Inc 2,520
3,377 Corebridge Financial, Inc 80,575
972 (a) Corpay, Inc 282,842
79 (a),(b) Credit Acceptance Corp 33,453
132 (a) Dave, Inc 22,980
49 Diamond Hill Investment Group, Inc 8,433
2,419 DigitalBridge Group, Inc 37,301
461 (a) Donnelley Financial Solutions, Inc 21,732
2,719 Dynex Capital, Inc 34,694
718 Ellington Financial, Inc 8,508
375 Enact Holdings, Inc 15,304
502 (a) Encore Capital Group, Inc 35,200
370 (a) Enova International, Inc 50,257
3,922 Equitable Holdings, Inc 145,545
1,475 Essent Group Ltd 86,199
728 (a) Euronet Worldwide, Inc 48,317
584 Evercore Partners, Inc (Class A) 174,330
941 EVERTEC, Inc 26,555
541 Factset Research Systems, Inc 117,392
139 Federal Agricultural Mortgage Corp 20,621
7,395 Fidelity National Information Services, Inc 346,899
489 (a),(b) Figure Technology Solutions, Inc 16,602
556 FirstCash Holdings, Inc 104,528
7,277 (a) Fiserv, Inc 406,057
1,440 (a) Flywire Corp 16,762
1,010 Franklin BSP Realty Trust, Inc 8,575
3,439 Franklin Resources, Inc 81,229
224 (a),(b) Freedom Holding Corp 32,453
257 GCM Grosvenor, Inc 2,519
3,145 Global Payments, Inc 211,658
4,119 Goldman Sachs Group, Inc 3,484,633
905 (a) Green Dot Corp 10,154
562 Hamilton Lane, Inc 55,863
1,655 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 60,821
796 Houlihan Lokey, Inc 114,321
5,976 Interactive Brokers Group, Inc (Class A) 400,810
7,978 Intercontinental Exchange, Inc 1,254,780
339 (a) International Money Express, Inc 5,356
6,004 Invesco Ltd 145,837
366 Invesco Mortgage Capital, Inc 2,957
1,116 Jack Henry & Associates, Inc 176,373
911 Jackson Financial, Inc 96,311
1,841 Janus Henderson Group plc 94,572
2,217 Jefferies Financial Group, Inc 91,496
9,470 KKR & Co, Inc 875,975
648 KKR Real Estate Finance Trust, Inc 3,966
1,766 Ladder Capital Corp 17,254
1,345 Lazard, Inc 57,136
1,618 (a) LendingClub Corp 23,170

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
196 (a) LendingTree, Inc $ 8,404
1,109 LPL Financial Holdings, Inc 333,620
310 Marex Group plc 13,820
528 MarketAxess Holdings, Inc 87,109
7,301 (a) Marqeta, Inc 29,788
11,204 Mastercard, Inc (Class A) 5,598,191
232 (b) Merchants Bancorp 9,955
2,131 MFA Financial, Inc 20,415
3,558 MGIC Investment Corp 93,397
334 (a) Miami International Holdings, Inc 12,999
877 Moelis & Co 49,989
2,201 Moody's Corp 960,186
15,842 Morgan Stanley 2,607,118
392 Morningstar, Inc 66,268
1,033 MSCI, Inc (Class A) 556,797
6,423 Nasdaq Stock Market, Inc 545,248
1,245 Navient Corp 10,184
1,156 (a) NCR Corp ATM 50,378
212 Nelnet, Inc (Class A) 27,340
410 (a) NerdWallet, Inc 4,256
1,613 New York Mortgage Trust, Inc 11,872
298 NewtekOne, Inc 3,263
131 Nexpoint Real Estate Finance, Inc 1,765
1,272 (a) NMI Holdings, Inc 47,713
2,641 Northern Trust Corp 368,604
148 (a) Ocwen Financial Corp 5,812
1,689 OneMain Holdings, Inc 90,345
1,687 (a) Open Lending Corp 2,109
402 Orchid Island Capital, Inc 2,826
600 P10, Inc 4,356
3,227 (a) Pagseguro Digital Ltd 32,335
245 Patria Investments Ltd 3,087
3,424 (a) Payoneer Global, Inc 16,538
13,153 PayPal Holdings, Inc 594,910
652 (a),(b) Paysafe Ltd 4,440
1,316 (a) Paysign Inc 7,764
399 PennyMac Financial Services, Inc 34,873
1,723 (a) PennyMac Mortgage Investment Trust 20,090
904 Perella Weinberg Partners 16,417
1,092 Piper Sandler Cos 83,593
397 PJT Partners, Inc 55,469
719 (a) PRA Group, Inc 12,582
675 PROG Holdings, Inc 19,366
1,751 Radian Group, Inc 57,923
2,461 Raymond James Financial, Inc 356,328
1,941 Ready Capital Corp 3,144
1,612 Redwood Trust, Inc 9,043
143 Regional Management Corp 4,612
2,189 (a) Remitly Global, Inc 34,302
1,337 (a) Repay Holdings Corp 3,476
6,918 (a) Rithm Capital Corp 65,583
10,538 (a) Robinhood Markets, Inc 730,283
12,884 (a) Rocket Cos, Inc 183,597
4,265 S&P Global, Inc 1,814,075
1,255 SEI Investments Co 98,480
213 (a),(b) Sezzle, Inc 13,481
854 (a),(b) Shift4 Payments, Inc 37,345
184 Silvercrest Asset Management Group, Inc 2,473
3,536 SLM Corp 75,706
16,229 (a) SoFi Technologies, Inc 257,717
3,745 Starwood Property Trust, Inc 64,489
3,882 State Street Corp 491,306

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
809 StepStone Group, Inc $ 38,605
2,217 Stifel Financial Corp 163,881
3,904 (a) StoneCo Ltd 55,124
811 (a) StoneX Group, Inc 65,407
41 Sunrise Realty Trust, Inc 314
474 SWK Holdings Corp 8,063
4,945 Synchrony Financial 336,359
3,029 T Rowe Price Group, Inc 273,034
6,729 (a) Toast, Inc 178,386
867 TPG RE Finance Trust, Inc 6,771
1,909 TPG, Inc 77,334
1,734 Tradeweb Markets, Inc 204,022
1,156 Two Harbors Investment Corp 13,202
1,255 (a),(b) Upstart Holdings, Inc 32,191
1,161 UWM Holdings Corp 4,203
208 (a),(b) Velocity Financial, Inc 3,763
544 Victory Capital Holdings, Inc 35,621
742 Virtu Financial, Inc 32,633
115 (a) Virtus Investment Partners, Inc 15,450
23,428 Visa, Inc (Class A) 7,080,879
1,195 Voya Financial, Inc 81,642
543 Walker & Dunlop, Inc 24,098
384 (a) Waterstone Financial, Inc 6,924
3,836 (a),(b) Webull Corp 18,413
1,705 (b) Western Union Co 14,885
530 (a) WEX, Inc 81,111
1,867 WisdomTree, Inc 27,184
90 (a) World Acceptance Corp 12,154
5,066 XP, Inc 96,457
TOTAL FINANCIAL SERVICES 64,124,928
FOOD, BEVERAGE & TOBACCO - 2.1%
176 (a) Alico, Inc 7,262
23,423 Altria Group, Inc 1,545,684
6,926 Archer-Daniels-Midland Co 503,451
1,190 (b) B&G Foods, Inc (Class A) 5,724
157 (a) Boston Beer Co, Inc (Class A) 36,173
349 (a),(b) BRC, Inc 271
711 Brown-Forman Corp (Class A) 19,048
2,220 Brown-Forman Corp (Class B) 58,697
1,774 Bunge Global S.A. 225,653
345 Calavo Growers, Inc 8,898
610 Cal-Maine Foods, Inc 48,281
2,625 (b) Campbell Soup Co 58,459
2,463 (a) Celsius Holdings, Inc 87,387
54,010 Coca-Cola Co 4,107,460
671 Coca-Cola Consolidated Inc 128,657
5,931 ConAgra Brands, Inc 93,235
1,956 Constellation Brands, Inc (Class A) 293,400
2,102 (a) Darling International, Inc 130,009
751 Dole plc 10,732
2,984 Flowers Foods, Inc 24,320
499 Fresh Del Monte Produce, Inc 20,090
722 (a) Freshpet, Inc 42,569
7,741 General Mills, Inc 288,120
1,593 (a),(b) Hain Celestial Group, Inc 1,112
2,057 Hershey Co 427,630
4,050 Hormel Foods Corp 91,732
706 Ingredion, Inc 79,538
1,388 (a),(b) Ispire Technology, Inc 2,554
277 J&J Snack Foods Corp 21,958
1,353 J.M. Smucker Co 130,483
199 (a) John B Sanfilippo & Son, Inc 15,787

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
17,944 Keurig Dr Pepper, Inc $ 472,465
11,546 Kraft Heinz Co 259,670
2,143 Lamb Weston Holdings, Inc 90,563
364 Lancaster Colony Corp 50,352
302 Limoneira Co 4,053
3,655 McCormick & Co, Inc 184,358
203 MGP Ingredients, Inc 3,733
926 (a),(b) Mission Produce, Inc 12,742
2,211 Molson Coors Brewing Co (Class B) 95,206
17,920 Mondelez International, Inc 1,032,909
9,865 (a) Monster Beverage Corp 714,818
366 (a) National Beverage Corp 12,316
19,168 PepsiCo, Inc 2,976,599
21,801 Philip Morris International, Inc 3,604,577
538 Pilgrim's Pride Corp 20,315
511 (a) Post Holdings, Inc 50,517
3,184 Primo Brands Corp 59,955
4 Seaboard Corp 22,616
134 (a) Seneca Foods Corp 20,250
1,484 (a) Simply Good Foods Co 21,295
561 (a) Smithfield Foods, Inc 15,691
1,555 (a) SunOpta, Inc 10,076
299 Tootsie Roll Industries, Inc 12,760
190 Turning Point Brands, Inc 16,490
4,102 Tyson Foods, Inc (Class A) 262,815
318 (a) Universal Corp 16,759
803 (a) Utz Brands, Inc 6,360
454 (a) Vita Coco Co, Inc 21,751
420 (a),(b) Vital Farms, Inc 5,930
TOTAL FOOD, BEVERAGE & TOBACCO 18,592,315
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
24,141 Abbott Laboratories 2,478,556
911 (a) Acadia Healthcare Co, Inc 21,308
1,473 (a) Accuray, Inc 572
1,314 (a) AdaptHealth Corp 15,637
230 (a) Addus HomeCare Corp 21,539
176 (a) agilon health, Inc 1,392
1,015 (a) Align Technology, Inc 174,001
1,430 (a) Alignment Healthcare, Inc 25,197
1,508 (a) Alphatec Holdings, Inc 16,407
2,554 AmerisourceBergen Corp 802,314
740 (a) AMN Healthcare Services, Inc 13,572
563 (a) Angiodynamics, Inc 6,401
640 (a) Apollo Medical Holdings, Inc 15,693
673 (a) AtriCure, Inc 19,201
725 (a) Avanos Medical, Inc 10,157
2,914 (a) Aveanna Healthcare Holdings, Inc 18,766
560 (a) Axogen, Inc 18,553
7,747 Baxter International, Inc 130,150
4,082 Becton Dickinson & Co 641,813
554 (a),(b) Beta Bionics, Inc 5,551
969 (a),(b) Blade Air Mobility, Inc 4,050
20,924 (a) Boston Scientific Corp 1,312,981
1,780 (a) BrightSpring Health Services, Inc 75,846
2,873 (a) Brookdale Senior Living, Inc 39,303
2,763 (a) Butterfly Network, Inc 11,162
3,398 Cardinal Health, Inc 718,031
373 (a) Castle Biosciences, Inc 9,157
7,053 (a) Centene Corp 230,915
1,866 (a) Certara, Inc 10,636
2,819 (a) Cerus Corp 5,131
223 Chemed Corp 84,236

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
3,676 Cigna Group $ 980,573
5,253 (a),(b) Clover Health Investments Corp 9,245
1,354 Concentra Group Holdings Parent, Inc 29,043
422 Conmed Corp 14,922
2,643 (a) Cooper Cos, Inc 188,974
489 (a) Corvel Corp 26,724
544 (a),(b) Cross Country Healthcare, Inc 5,114
480 (a) CryoLife, Inc 17,578
210 (a),(b) CVRx, Inc 1,987
17,645 CVS Health Corp 1,267,264
427 (a) DaVita, Inc 65,626
485 (a) Definitive Healthcare Corp 597
367 (a),(b) Delcath Systems, Inc 3,406
2,739 Dentsply Sirona, Inc 31,772
5,265 (a) DexCom, Inc 330,642
1,250 (a) DocGo, Inc 786
1,826 (a) Doximity, Inc 42,546
7,930 (a) Edwards Lifesciences Corp 635,034
3,083 Elevance Health, Inc 902,548
985 Embecta Corp 8,707
1,470 Encompass Health Corp 142,193
804 (a) Enhabit, Inc 11,328
653 (a) Enovis Corp 14,856
804 Ensign Group, Inc 162,006
2,830 (a) Envista Holdings Corp 71,797
1,677 (a) Evolent Health, Inc 3,824
350 (a) Fulgent Genetics, Inc 5,565
6,421 GE HealthCare Technologies, Inc 457,047
262 (a) GeneDx Holdings Corp 16,826
710 (a) Glaukos Corp 76,439
1,460 (a) Globus Medical, Inc 125,794
1,770 (a) Guardant Health, Inc 163,495
326 (a) Guardian Pharmacy Services, Inc 12,277
520 (a) Haemonetics Corp 29,307
2,302 HCA, Inc 1,089,398
737 (a),(b) Health Catalyst, Inc 936
1,162 (a) HealthEquity, Inc 97,108
399 HealthStream, Inc 8,263
1,405 (a) Henry Schein, Inc 103,548
2,546 (a),(b) Hims & Hers Health, Inc 52,855
2,915 (a) Hologic, Inc 220,345
1,711 Humana, Inc 296,670
362 (a) ICU Medical, Inc 46,752
1,121 (a) IDEXX Laboratories, Inc 629,879
655 (a) Inogen, Inc 4,048
465 (a) Inspire Medical Systems, Inc 23,985
968 (a) Insulet Corp 203,125
572 (a),(b) Integer Holdings Corp 50,336
1,378 (a),(b) Integra LifeSciences Holdings Corp 12,981
4,884 (a) Intuitive Surgical, Inc 2,251,475
96 iRadimed Corp 9,241
477 (a) iRhythm Technologies, Inc 56,296
229 (a),(b) Joint Corp 2,027
1,173 Labcorp Holdings, Inc 312,968
847 (a) Lantheus Holdings, Inc 64,245
236 LeMaitre Vascular, Inc 25,764
529 (a),(b) LifeMD, Inc 1,910
1,584 (a) LifeStance Health Group, Inc 10,090
892 (a) LivaNova plc 56,695
671 (a) Masimo Corp 119,351
1,752 McKesson Corp 1,516,111
4,528 (a) Medline, Inc 201,496

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
17,645 Medtronic plc $ 1,528,939
985 (a) Merit Medical Systems, Inc 67,896
669 (a) Molina Healthcare, Inc 89,178
734 (a),(b) Nano-X Imaging Ltd 1,666
173 National Healthcare Corp 27,628
208 National Research Corp 3,532
3,187 (a) Neogen Corp 29,607
2,015 (a) NeoGenomics, Inc 14,951
1,767 (a) Novocure Ltd 19,260
52 (a),(b) Nutex Health, Inc 4,942
758 (a) Omnicell, Inc 25,302
8,804 (a) Opko Health, Inc 10,037
366 (a) OptimizeRx Corp 2,298
2,503 (a) Option Care Health, Inc 67,381
1,144 (a) OraSure Technologies, Inc 3,432
473 (a) Orthofix Medical, Inc 5,425
333 (a) OrthoPediatrics Corp 5,285
253 (a),(b) Outset Medical, Inc 972
1,223 (a) Owens & Minor, Inc 2,788
295 (a) PACS Group, Inc 9,475
1,431 (a) Pediatrix Medical Group, Inc 30,609
524 (a) Pennant Group, Inc 15,972
506 (a) Penumbra, Inc 166,155
771 (a) Phreesia, Inc 6,461
1,501 (a) Privia Health Group, Inc 30,876
666 (a) PROCEPT BioRobotics Corp 16,657
1,198 (a) Progyny, Inc 20,342
1,215 (a) Pulmonx Corp 1,567
1,569 Quest Diagnostics, Inc 307,493
828 (a) QuidelOrtho Corp 13,604
1,004 (a) RadNet, Inc 56,114
2,064 Resmed, Inc 463,327
524 (a) RxSight, Inc 3,228
896 (a) Schrodinger, Inc 10,179
1,678 Select Medical Holdings Corp 27,335
442 (a) SI-BONE, Inc 5,582
227 Simulations Plus, Inc 2,683
1,913 (a) Solventum Corp 124,919
793 (a) STAAR Surgical Co 14,829
1,422 STERIS plc 314,447
4,799 Stryker Corp 1,576,903
987 (a),(b) Surgery Partners, Inc 11,765
280 (a) Tactile Systems Technology, Inc 7,316
1,975 (a) Talkspace, Inc 10,221
1,069 (a) Tandem Diabetes Care, Inc 20,493
2,648 (a),(b) Teladoc Health, Inc 14,432
671 Teleflex, Inc 80,258
1,269 (a) Tenet Healthcare Corp 239,473
495 (a) TransMedics Group, Inc 49,208
533 (a),(b) Treace Medical Concepts, Inc 714
159 (a) UFP Technologies, Inc 30,782
12,725 UnitedHealth Group, Inc 3,443,258
723 Universal Health Services, Inc (Class B) 129,395
187 US Physical Therapy, Inc 14,018
80 Utah Medical Products, Inc 4,959
587 (a) Varex Imaging Corp 6,228
2,061 (a) Veeva Systems, Inc 362,035
611 (a) Viemed Healthcare, Inc 5,627
1,015 (a) Waystar Holding Corp 24,472

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,839 Zimmer Biomet Holdings, Inc $ 256,702
TOTAL HEALTH CARE EQUIPMENT & SERVICES 30,102,600
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
2,141 (a) BellRing Brands, Inc 34,449
160 (a) Central Garden & Pet Co 5,883
765 (a) Central Garden and Pet Co (Class A) 24,801
690 (a) ChromaDex Corp 3,043
3,346 Church & Dwight Co, Inc 312,249
1,793 (a) Clorox Co 185,809
11,149 Colgate-Palmolive Co 950,229
5,109 (a) Coty, Inc 10,269
893 Edgewell Personal Care Co 19,057
830 (a) elf Beauty, Inc 50,306
484 (b) Energizer Holdings, Inc 7,947
3,300 Estee Lauder Cos (Class A) 236,841
1,810 (a) Herbalife Ltd 26,643
253 Inter Parfums, Inc 22,982
27,312 Kenvue, Inc 470,859
4,553 Kimberly-Clark Corp 439,228
188 (a),(b) Medifast, Inc 1,916
140 (a) Nature's Sunshine Products, Inc 3,359
938 Nu Skin Enterprises, Inc (Class A) 6,829
122 (a) Oil-Dri Corp of America 7,941
1,877 (a) Olaplex Holdings, Inc 3,810
32,797 Procter & Gamble Co 4,737,199
455 Reynolds Consumer Products, Inc 9,637
432 Spectrum Brands Holdings, Inc 31,838
180 (a) USANA Health Sciences, Inc 3,145
1,168 (a),(b) Waldencast plc 1,109
266 (a) WD-40 Co 54,248
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,661,626
INSURANCE - 1.8%
6,583 Aflac, Inc 722,221
3,628 Allstate Corp 752,230
699 (a) AMBAC Financial Group, Inc 3,250
761 American Financial Group, Inc 97,187
7,860 American International Group, Inc 591,465
299 Amerisafe, Inc 9,966
2,944 Aon plc 950,264
4,708 (a) Arch Capital Group Ltd 451,921
679 Assurant, Inc 147,893
670 Assured Guaranty Ltd 54,592
1,011 Axis Capital Holdings Ltd 102,526
735 (a) Brighthouse Financial, Inc 44,012
3,989 Brown & Brown, Inc 260,123
891 (a),(b) BRP Group, Inc 19,549
5,088 Chubb Ltd 1,658,332
2,215 Cincinnati Financial Corp 348,530
261 (b) CNA Financial Corp 11,985
1,716 CNO Financial Group, Inc 70,459
428 Donegal Group, Inc (Class A) 7,353
488 Employers Holdings, Inc 20,076
508 Everest Re Group Ltd 166,040
528 F&G Annuities & Life, Inc 13,369
774 Fidelis Insurance Holdings Ltd 14,791
3,617 Fidelity National Financial, Inc 167,756
1,450 First American Financial Corp 87,420
3,612 Gallagher (Arthur J.) & Co 782,287
5,182 (a) Genworth Financial, Inc (Class A) 42,078
1,028 Globe Life, Inc 143,067
286 (a) Goosehead Insurance, Inc 12,201
928 (a) Greenlight Capital Re Ltd (Class A) 16,045

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
564 Hamilton Insurance Group Ltd $ 16,824
476 Hanover Insurance Group, Inc 82,515
3,922 Hartford Financial Services Group, Inc 530,372
121 HCI Group, Inc 18,708
314 (a) Heritage Insurance Holdings, Inc 8,242
370 (a) Hippo Holdings, Inc 9,642
637 Horace Mann Educators Corp 27,187
23 Investors Title Co 4,999
648 James River Group Holdings, Inc 4,082
911 Kemper Corp 27,840
296 Kinsale Capital Group, Inc 101,131
657 (a) Lemonade, Inc 41,181
1,867 Lincoln National Corp 66,279
2,351 Loews Corp 250,946
163 (a) Markel Corp 311,993
6,784 Marsh & McLennan Cos, Inc 1,176,685
1,028 (a) MBIA, Inc 6,075
429 Mercury General Corp 37,816
7,394 Metlife, Inc 522,904
579 (a) NI Holdings, Inc 7,463
3,323 Old Republic International Corp 132,588
3,027 (a) Oscar Health, Inc 34,720
391 (a) Palomar Holdings, Inc 46,725
515 Primerica, Inc 128,997
3,151 Principal Financial Group 283,937
820 (a) ProAssurance Corp 20,270
8,178 Progressive Corp 1,621,207
4,839 Prudential Financial, Inc 472,722
903 Reinsurance Group of America, Inc (Class A) 184,356
629 RenaissanceRe Holdings Ltd 186,958
1,200 RLI Corp 68,448
149 (a) Root, Inc 6,581
1,568 Ryan Specialty Holdings, Inc 52,904
227 Safety Insurance Group, Inc 16,489
1,030 Selective Insurance Group, Inc 77,652
1,153 (a) SiriusPoint Ltd 24,836
355 (a) Skyward Specialty Insurance Group, Inc 15,506
980 (a) Slide Insurance Holdings, Inc 17,640
351 Stewart Information Services Corp 21,615
433 Tiptree, Inc 7,326
3,070 Travelers Cos, Inc 895,458
628 (a),(b) Trupanion, Inc 16,083
338 United Fire Group, Inc 12,526
503 Universal Insurance Holdings, Inc 17,182
2,357 Unum Group 172,132
3,143 W.R. Berkley Corp 208,318
41 White Mountains Insurance Group Ltd 90,075
1,397 Willis Towers Watson plc 406,108
TOTAL INSURANCE 16,261,231
MATERIALS - 2.5%
461 AdvanSix, Inc 11,248
3,164 (a) Air Products & Chemicals, Inc 919,110
1,720 Albemarle Corp 308,792
3,744 Alcoa Corp 248,340
188 (a) Alpha Metallurgical Resources, Inc 38,591
6,536 Amcor plc 259,806
429 (a) American Vanguard Corp 1,068
7,264 AngloGold Ashanti PLC 707,223
939 Aptargroup, Inc 118,333
1,615 Ardagh Metal Packaging S.A. 6,541
912 Ashland, Inc 50,716
767 (a),(b) ASP Isotopes, Inc 3,390

SHARES DESCRIPTION VALUE
MATERIALS (continued)
821 (a) Aspen Aerogels, Inc $ 2,808
998 Avery Dennison Corp 172,335
1,490 Avient Corp 54,087
3,004 (a) Axalta Coating Systems Ltd 83,211
457 Balchem Corp 77,452
3,677 Ball Corp 217,347
520 Cabot Corp 39,161
235 (a),(b) Caledonia Mining Corp plc 5,309
1,299 Celanese Corp (Series A) 85,435
831 (a) Century Aluminum Co 48,771
2,190 CF Industries Holdings, Inc 284,350
2,145 Chemours Co 47,254
261 (a) Clearwater Paper Corp 3,753
7,384 (a) Cleveland-Cliffs, Inc 62,395
14,107 (a) Coeur Mining, Inc 264,788
1,719 Commercial Metals Co 105,598
532 (a) Compass Minerals International, Inc 12,422
1,802 (a) Constellium SE 44,293
9,513 Corteva, Inc 796,333
9,391 CRH plc 987,182
1,713 (a),(b) Critical Metals Corp 13,601
1,481 Crown Holdings, Inc 148,470
1,053 (a) Dakota Gold Corp 5,318
9,883 Dow, Inc 411,627
5,839 DuPont de Nemours, Inc 267,426
491 Eagle Materials, Inc 93,020
1,608 Eastman Chemical Co 122,723
3,396 Ecolab, Inc 903,404
868 (a) Ecovyst, Inc 11,162
3,499 Element Solutions, Inc 119,456
1,510 FMC Corp 26,002
20,114 Freeport-McMoRan, Inc (Class B) 1,182,301
3,855 Graphic Packaging Holding Co 38,319
395 Greif, Inc (Class A) 26,493
87 Greif, Inc (Class B) 7,616
784 H.B. Fuller Co 48,357
284 Hawkins, Inc 43,622
9,435 Hecla Mining Co 175,774
3,269 (b) Huntsman Corp 43,510
292 (a) Ingevity Corp 20,799
373 Innospec, Inc 27,236
3,821 International Flavors & Fragrances, Inc 277,214
7,433 International Paper Co 265,358
149 (a) Intrepid Potash, Inc 6,373
806 (a) Ivanhoe Electric, Inc 9,527
2,244 (a) James Hardie Industries plc 42,501
261 Kaiser Aluminum Corp 31,453
749 (a) Knife River Corp 61,156
315 Koppers Holdings, Inc 12,184
357 Kronos Worldwide, Inc 2,346
6,536 Linde plc 3,240,287
948 Louisiana-Pacific Corp 68,967
542 (a) LSB Industries, Inc 8,076
3,575 LyondellBasell Industries NV 288,002
875 Martin Marietta Materials, Inc 515,095
300 Materion Corp 43,395
402 Minerals Technologies, Inc 28,510
3,748 (a) Mosaic Co 95,574
1,657 (a),(b) MP Materials Corp 79,967
371 Myers Industries, Inc 7,858
95 NewMarket Corp 60,890
15,338 Newmont Goldcorp Corp 1,660,339

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
3,868 (a) Novagold Resources, Inc $ 34,735
3,121 Nucor Corp 527,761
2,284 (a) O-I Glass, Inc 24,005
1,412 Olin Corp 41,979
1,050 Orion S.A. 6,825
1,266 Packaging Corp of America 268,671
2,514 (a) Perimeter Solutions, Inc 61,392
657 (a) Perpetua Resources Corp 18,475
3,116 PPG Industries, Inc 333,038
1,897 (a),(b) PureCycle Technologies, Inc 9,845
201 Quaker Chemical Corp 24,970
376 (a) Ramaco Resources, Inc 5,813
564 (a) Ranpak Holdings Corp 2,013
877 (a) Rayonier Advanced Materials, Inc 9,708
673 Reliance Steel & Aluminum Co 204,538
1,171 Royal Gold, Inc 298,008
1,793 RPM International, Inc 178,224
550 Ryerson Holding Corp 12,364
1,019 Schweitzer-Mauduit International, Inc 8,865
716 Scotts Miracle-Gro Co (Class A) 43,540
1,816 Sealed Air Corp 76,363
804 Sensient Technologies Corp 69,498
3,221 Sherwin-Williams Co 1,032,492
1,204 Silgan Holdings, Inc 46,715
7,872 Smurfit WestRock plc 313,699
2,261 Solstice Advanced Materials, Inc 172,198
867 Sonoco Products Co 46,896
1,141 Southern Copper Corp 196,320
2,432 (a) SSR Mining, Inc 71,501
1,995 Steel Dynamics, Inc 359,100
410 Stepan Co 20,492
1,010 SunCoke Energy, Inc 6,575
31 (a) Sylvamo Corp 1,309
717 (a) TimkenSteel Corp 11,716
394 (a) Tredegar Corp 3,132
716 Trimas Corp 25,733
1,767 Tronox Holdings plc 17,264
150 United States Lime & Minerals, Inc 19,592
1,645 (a),(b) US Antimony Corp 14,361
2,724 (a),(b) USA Rare Earth, Inc 41,228
1,869 Vulcan Materials Co 508,929
816 Warrior Met Coal, Inc 76,010
327 Westlake Chemical Corp 38,200
702 Worthington Steel, Inc 21,306
TOTAL MATERIALS 21,914,148
MEDIA & ENTERTAINMENT - 8.7%
39 (a),(b) Advantage Solutions, Inc 824
66,084 Alphabet, Inc 18,956,856
81,161 Alphabet, Inc (Class A) 23,338,657
2,686 (a) Altice USA, Inc 3,492
4,333 (a) AMC Entertainment Holdings, Inc 4,246
543 (a) AMC Networks, Inc 3,687
710 (a) Angi, Inc 4,863
632 (a) Atlanta Braves Holdings, Inc 26,986
170 (a),(b) Atlanta Braves Holdings, Inc 8,016
380 (a) Boston Omaha Corp 4,438
1,441 (a) Bumble, Inc 4,698
92 Cable One, Inc 8,391
1,657 (a) Cargurus, Inc 56,421
1,131 (a) Cars.com, Inc 9,184
1,110 (a) Charter Communications, Inc 239,627
1,232 Cinemark Holdings, Inc 35,137

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
49,984 Comcast Corp (Class A) $ 1,435,041
17 (a),(b) Daily Journal Corp 8,200
1,815 (a) DoubleVerify Holdings, Inc 17,243
1,719 (a) EchoStar Corp (Class A) 201,243
3,460 Electronic Arts, Inc 705,390
1,005 Entravision Communications Corp (Class A) 2,985
249 (a) EverQuote, Inc 3,840
3,048 Fox Corp (Class A) 178,003
2,154 Fox Corp (Class B) 114,377
388 (a),(b) fuboTV, Inc 3,670
2,328 (a) Gannett Co, Inc 16,412
1,547 Gray Television, Inc 6,714
307 (a),(b) Grindr, Inc 3,712
1,354 (a) IAC, Inc 54,201
902 (a) IMAX Corp 34,285
693 (a) John Wiley & Sons, Inc (Class A) 26,403
1,489 (a) Liberty Broadband Corp 74,897
103 (a) Liberty Broadband Corp (Class A) 5,173
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 31,076
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 255,060
2,655 (a) Lionsgate Studios Corp 25,461
2,147 (a) Live Nation, Inc 327,439
585 (a) Madison Square Garden Entertainment Corp 34,462
293 (a) Madison Square Garden Sports Corp 94,170
2,210 (a) Magnite, Inc 26,255
294 Marcus Corp 5,048
3,476 Match Group, Inc 106,748
278 (a) MediaAlpha, Inc 2,585
30,446 Meta Platforms, Inc 17,419,070
59,203 (a) Netflix, Inc 5,692,368
2,321 New York Times Co (Class A) 194,337
5,430 News Corp (Class A) 135,370
1,096 News Corp (Class B) 31,247
338 Nexstar Media Group, Inc 61,121
1,900 (a) Nextdoor Holdings, Inc 2,660
703 (a),(b) NIQ Global Intelligence PLC 7,993
4,683 Omnicom Group, Inc 352,677
692 (a),(b) Outbrain, Inc 456
8,286 (a) Pinterest, Inc 151,965
1,390 (a) Playstudios, Inc 652
896 Playtika Holding Corp 2,491
683 (a) PubMatic, Inc 5,587
1,085 (a) QuinStreet, Inc 13,031
1,670 (a) Reddit, Inc 224,866
378 (a) Reservoir Media, Inc 3,701
8,787 (a) ROBLOX Corp 496,993
1,784 (a) Roku, Inc 168,802
810 (a),(b) Rumble, Inc 4,131
438 (b) Scholastic Corp 17,108
366 (b) Shutterstock, Inc 6,079
862 Sinclair, Inc 11,154
2,484 (b) Sirius XM Holdings, Inc 57,331
496 (a) Sphere Entertainment Co 58,230
2,188 (a) Spotify Technology S.A. 1,060,983
1,314 (a),(b) Stagwell, Inc 8,265
176 (a) Starz Entertainment Corp 2,024
2,593 (a) Take-Two Interactive Software, Inc 512,118
378 (a) TechTarget, Inc 1,467
380 (a) Thryv Holdings, Inc 1,041
907 TKO Group Holdings, Inc 182,897
1,758 (a) TripAdvisor, Inc 18,740
1,426 (a) Trump Media & Technology Group Corp 13,233

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
2,059 (a) Versant Media Group, Inc $ 76,224
22 (a),(b) Vivid Seats, Inc 130
24,803 Walt Disney Co 2,390,513
32,024 (a) Warner Bros Discovery, Inc 879,379
1,209 (a) Yelp, Inc 29,911
795 (a) Ziff Davis, Inc 33,358
1,228 (a),(b) ZipRecruiter, Inc 2,260
4,927 (a),(b) ZoomInfo Technologies, Inc 29,463
TOTAL MEDIA & ENTERTAINMENT 76,867,042
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
1,510 (a) 10X Genomics, Inc 32,057
684 (a) 4D Molecular Therapeutics, Inc 6,368
24,775 AbbVie, Inc 5,388,315
2,077 (a) Acadia Pharmaceuticals, Inc 46,234
2,888 (a) Adaptive Biotechnologies Corp 40,085
3,230 (a) ADMA Biologics, Inc 29,102
4,145 Agilent Technologies, Inc 472,447
1,081 (a) Agios Pharmaceuticals, Inc 36,570
3,465 (a) Akebia Therapeutics, Inc 4,816
1,021 (a) Alector, Inc 2,195
2,120 (a) Alkermes plc 74,963
1,319 (a) Allogene Therapeutics, Inc 3,218
1,780 (a) Alnylam Pharmaceuticals, Inc 588,949
827 (a) Altimmune, Inc 2,547
524 (a) Alumis, Inc 11,544
7,569 Amgen, Inc 2,663,153
4,499 (a) Amicus Therapeutics, Inc 65,056
2,013 (a) Amneal Pharmaceuticals, Inc 25,022
552 (a) Amphastar Pharmaceuticals, Inc 10,814
1,055 (a) Amylyx Pharmaceuticals, Inc 14,665
305 (a) AnaptysBio, Inc 16,915
1,126 (a),(b) Anavex Life Sciences Corp 3,457
258 (a) ANI Pharmaceuticals, Inc 19,840
216 (a) Anika Therapeutics, Inc 3,132
1,130 (a) Annexon, Inc 6,260
1,622 (a) Apellis Pharmaceuticals, Inc 65,253
655 (a) Apogee Therapeutics, Inc 55,131
1,513 (a) Arbutus Biopharma Corp 6,809
630 (a) Arcellx, Inc 72,337
607 (a),(b) Arcturus Therapeutics Holdings, Inc 4,686
799 (a) Arcus Biosciences, Inc 17,258
1,658 (a) Arcutis Biotherapeutics, Inc 39,063
3,415 (a) Ardelyx, Inc 20,456
437 (a) ArriVent Biopharma, Inc 10,082
1,723 (a) Arrowhead Pharmaceuticals, Inc 108,032
552 (a),(b) ARS Pharmaceuticals, Inc 4,433
937 (a) Arvinas, Inc 9,932
1,067 (a) Atea Pharmaceuticals, Inc 5,740
158 (a) Atrium Therapeutics, Inc 2,112
1,175 (a),(b) aTyr Pharma, Inc 917
338 (a) Aura Biosciences, Inc 2,261
2,219 (a) Aurinia Pharmaceuticals, Inc 32,886
10,369 (a) Avantor, Inc 81,293
414 (a),(b) Avita Medical, Inc 1,532
533 (a) Axsome Therapeutics, Inc 90,088
1,068 (a) Beam Therapeutics, Inc 25,450
3,246 (a) BioCryst Pharmaceuticals, Inc 30,902
2,177 (a) Biogen, Inc 399,109
1,167 (a) Biohaven Ltd 9,873
571 (a) BioLife Solutions, Inc 10,895
2,848 (a) BioMarin Pharmaceutical, Inc 160,884
315 (a) Bio-Rad Laboratories, Inc (Class A) 87,806

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,406 Bio-Techne Corp $ 125,738
2,174 (a) Bridgebio Pharma, Inc 161,441
28,722 Bristol-Myers Squibb Co 1,741,989
894 (a),(b) Brooks Automation, Inc 18,890
1,736 Bruker BioSciences Corp 62,704
2,009 (a),(b) Candel Therapeutics, Inc 9,844
787 (a) Capricor Therapeutics, Inc 23,925
831 (a) CareDx, Inc 14,426
1,274 (a),(b) Caris Life Sciences, Inc 22,779
2,132 (a) Catalyst Pharmaceuticals, Inc 52,788
422 (a) Celcuity, Inc 48,167
777 (a) Celldex Therapeutics, Inc 24,646
668 (a) CG oncology, Inc 45,210
742 (a) Charles River Laboratories International, Inc 127,995
854 (a),(c) Chinook Therapeutics, Inc 9
5,038 (a) Codexis, Inc 8,212
1,952 (a) Cogent Biosciences, Inc 75,132
773 (a) Collegium Pharmaceutical, Inc 25,563
1,591 (a) Compass Therapeutics, Inc 8,416
1,298 (a) Corcept Therapeutics, Inc 52,322
889 (a),(b) CorMedix, Inc 6,036
889 (a) Corvus Pharmaceuticals, Inc 13,006
1,198 (a) Crinetics Pharmaceuticals, Inc 43,511
1,068 (a),(b) CRISPR Therapeutics AG. 50,805
670 (a) CryoPort, Inc 5,548
427 (a) Cullinan Oncology, Inc 6,068
1,861 (a) Cytek Biosciences, Inc 8,133
1,742 (a) Cytokinetics, Inc 114,815
8,789 Danaher Corp 1,666,394
722 (a) Day One Biopharmaceuticals, Inc 15,480
948 (a) Definium Therapeutics, Inc 17,917
1,799 (a) Denali Therapeutics, Inc 34,541
578 (a) Design Therapeutics, Inc 6,150
299 (a) Disc Medicine, Inc 19,118
1,256 (a) Dyne Therapeutics, Inc 22,771
1,121 (a) Edgewise Therapeutics, Inc 35,312
1,580 (a) Editas Medicine, Inc 3,903
6,682 (a) Elanco Animal Health, Inc 159,900
11,196 Eli Lilly & Co 10,297,745
301 (a) Enanta Pharmaceuticals, Inc 3,802
352 (a) Enliven Therapeutics, Inc 13,798
380 (a) Entrada Therapeutics, Inc 4,796
1,213 (a) Erasca, Inc 19,626
3,326 (a) Esperion Thereapeutics, Inc 9,113
437 (a),(b) Eton Pharmaceuticals, Inc 10,785
533 (a) Evolus, Inc 2,191
3,387 (a) Exelixis, Inc 145,268
625 (a) EyePoint Pharmaceuticals, Inc 8,056
2,725 (a) Fate Therapeutics, Inc 3,270
410 (a) Foghorn Therapeutics, Inc 1,960
1,498 (a) Fortrea Holdings, Inc 14,111
800 (a) Fulcrum Therapeutics, Inc 6,136
7,738 (a) Geron Corp 11,530
17,468 Gilead Sciences, Inc 2,434,515
537 (a),(b) Ginkgo Bioworks Holdings, Inc 3,292
440 (a) GRAIL, Inc 22,739
1,384 (a) Halozyme Therapeutics, Inc 89,448
405 (a) Harmony Biosciences Holdings, Inc 11,344
367 (a),(b) Harrow Health, Inc 12,940
268 (a),(b) Heron Therapeutics, Inc 214
1,440 (a),(b) Humacyte, Inc 874
1,134 (a) Ideaya Biosciences, Inc 37,785

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,135 (a) Illumina, Inc $ 263,160
2,150 (a),(b) ImmunityBio, Inc 16,491
800 (a) Immunome, Inc 17,496
892 (a) Immunovant, Inc 22,157
2,172 (a) Incyte Corp 204,429
1,524 (a) Indivior Pharmaceuticals, Inc 46,452
119 (a),(b) Inhibrx Biosciences, Inc 8,000
477 (a),(c) Inhibrx, Inc 309
1,186 (a) Innoviva, Inc 27,634
2,972 (a) Insmed, Inc 485,981
1,443 (a),(b) Intellia Therapeutics, Inc 18,499
2,335 (a) Ionis Pharmaceuticals, Inc 175,335
3,405 (a) Iovance Biotherapeutics, Inc 11,952
2,429 (a) IQVIA Holdings, Inc 414,242
5 (b) Jade Biosciences, Inc 70
435 (a) Janux Therapeutics, Inc 6,047
780 (a) Jazz Pharmaceuticals plc 147,459
33,500 Johnson & Johnson 8,188,740
390 (a),(b) KalVista Pharmaceuticals, Inc 7,851
281 (a) Keros Therapeutics, Inc 3,102
557 (a) Kodiak Sciences, Inc 21,233
380 (a) Krystal Biotech, Inc 98,162
1,038 (a) Kura Oncology, Inc 8,439
584 (a) Kymera Therapeutics, Inc 48,641
969 (a) Larimar Therapeutics, Inc 4,361
164 (a) LENZ Therapeutics, Inc 1,501
305 (a) Ligand Pharmaceuticals, Inc (Class B) 60,893
933 (a) Liquidia Corp 35,211
211 (a) Madrigal Pharmaceuticals, Inc 110,452
371 (a) Magenta Therapeutics, Inc 31,134
4,140 (a) MannKind Corp 10,143
1,760 (a) Maravai LifeSciences Holdings, Inc 4,981
1,600 (a) MaxCyte, Inc 1,124
303 (a) Maze Therapeutics, Inc 9,045
402 (a),(b) MBX Biosciences, Inc 12,000
354 (a) Medpace Holdings, Inc 169,987
1,264 (a) MeiraGTx Holdings plc 10,946
34,699 Merck & Co, Inc 4,173,943
49 Mesa Laboratories, Inc 4,333
287 (a) Mettler-Toledo International, Inc 361,964
1,942 (a) MiMedx Group, Inc 7,671
215 (a) Mineralys Therapeutics, Inc 5,824
461 (a) Mirum Pharmaceuticals, Inc 42,587
5,135 (a) Moderna, Inc 260,858
579 (a) Monte Rosa Therapeutics, Inc 9,525
1,296 (a) Myriad Genetics, Inc 5,832
1,833 (a) Natera, Inc 366,582
1,406 (a) Neurocrine Biosciences, Inc 185,226
1,017 (a),(b) Nkarta, Inc 2,146
1,714 (a),(b) Novavax, Inc 13,952
774 (a) Nurix Therapeutics, Inc 11,997
489 (a) Nuvalent, Inc 50,098
4,693 (a) Nuvation Bio, Inc 20,133
2,421 (a) Ocular Therapeutix, Inc 20,506
486 (a) Olema Pharmaceuticals, Inc 7,246
1,954 (a),(b) Omeros Corp 20,634
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,497 (a) OmniAb, Inc 2,350
1,082 (a) Organogenesis Holdings, Inc 2,564
2,757 Organon & Co 16,514
684 (a) ORIC Pharmaceuticals, Inc 8,666

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
535 (a) Oruka Therapeutics, Inc $ 26,242
686 (a) Pacira BioSciences, Inc 15,504
100 (a),(b) Palvella Therapeutics, Inc 12,465
1,832 PerkinElmer, Inc 160,502
1,306 Perrigo Co plc 14,026
80,203 Pfizer, Inc 2,252,100
326 (a) Phathom Pharmaceuticals, Inc 3,622
293 Phibro Animal Health Corp 16,206
268 (a) Praxis Precision Medicines, Inc 86,347
4,045 (a),(b) Precigen, Inc 15,654
817 (a) Prestige Consumer Healthcare, Inc. 48,424
667 (a),(b) Prime Medicine, Inc 2,321
892 (a) Protagonist Therapeutics, Inc 94,017
672 (a) Prothena Corp plc 6,532
1,091 (a) PTC Therapeutics, Inc 74,330
3,143 QIAGEN NV 125,846
537 (a) Quanterix Corp 1,890
4,583 (a),(b) Quantum-Si, Inc 3,547
394 (a) Rapport Therapeutics, Inc 12,328
4,449 (a),(b) Recursion Pharmaceuticals, Inc 13,658
1,440 Regeneron Pharmaceuticals, Inc 1,112,602
696 (a) REGENXBIO, Inc 5,832
1,583 (a) Relay Therapeutics, Inc 15,751
754 (a) Repligen Corp 88,836
2,331 (a) REVOLUTION Medicines, Inc 226,690
818 (a) Rhythm Pharmaceuticals, Inc 71,141
246 (a) Rigel Pharmaceuticals, Inc 6,652
870 (a) Rocket Pharmaceuticals, Inc 3,115
5,899 (a) Roivant Sciences Ltd 163,402
5,021 Royalty Pharma plc 240,857
2,069 (a),(b) Sana Biotechnology, Inc 5,959
1,450 (a) Sarepta Therapeutics, Inc 31,552
1,798 (a) Savara, Inc 9,817
1,134 (a) Scholar Rock Holding Corp 55,747
2,376 (a),(b) SELLAS Life Sciences Group, Inc 10,050
842 (a) SIGA Technologies, Inc 4,505
228 (a) Sionna Therapeutics, Inc 9,141
531 (a) Soleno Therapeutics, Inc 17,778
3,421 (a) Sotera Health Co 49,057
538 (a) Spyre Therapeutics, Inc 27,137
622 (a) Stoke Therapeutics, Inc 20,252
1,658 (a),(b) Summit Therapeutics, Inc 31,436
725 (a) Supernus Pharmaceuticals, Inc 37,475
1,070 (a) Syndax Pharmaceuticals, Inc 24,995
905 (a),(b) Tango Therapeutics, Inc 18,933
501 (a) Tarsus Pharmaceuticals, Inc 35,145
4,750 (a) Taysha Gene Therapies, Inc 21,233
1,179 (a),(b) Tempus AI, Inc 53,314
1,324 (a) Terns Pharmaceuticals, Inc 69,801
2,027 (a) TG Therapeutics, Inc 67,337
1,031 (a) Theravance Biopharma, Inc 16,733
5,298 Thermo Fisher Scientific, Inc 2,604,126
1,139 (a),(c) Third Harmonic Bio, Inc 34
974 (a),(b) Tonix Pharmaceuticals Holding Corp 13,393
940 (a) Travere Therapeutics, Inc 27,927
983 (a),(b) Trevi Therapeutics, Inc 11,727
941 (a) Twist Bioscience Corp 44,716
356 (a) Tyra Biosciences, Inc 13,635
1,344 (a) Ultragenyx Pharmaceutical, Inc 28,157
621 (a) United Therapeutics Corp 368,241
442 (a) Upstream Bio, Inc 3,978
424 (a),(b) UroGen Pharma Ltd 7,624

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
819 (a) Vanda Pharmaceuticals, Inc $ 5,659
1,691 (a) Vaxcyte, Inc 98,264
550 (a) Vera Therapeutics, Inc 22,127
1,155 (a) Veracyte, Inc 37,203
796 (a) Vericel Corp 25,607
3,586 (a) Vertex Pharmaceuticals, Inc 1,601,292
16,135 Viatris, Inc 217,984
1,580 (a) Viking Therapeutics, Inc 51,413
1,193 (a) Vir Biotechnology, Inc 10,689
609 (a) Viridian Therapeutics, Inc 11,912
496 (a) Voyager Therapeutics, Inc 1,915
1,443 (a) Waters Corp 429,725
909 (a) WaVe Life Sciences Ltd 6,590
1,076 West Pharmaceutical Services, Inc 269,689
962 (a) Xencor, Inc 11,602
1,197 (a) Xenon Pharmaceuticals, Inc 69,606
3,180 (a) Xeris Biopharma Holdings, Inc 18,444
597 (a) Zevra Therapeutics, Inc 5,564
6,366 Zoetis, Inc 752,525
888 (a) Zymeworks, Inc 22,236
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 57,604,138
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
4,131 (a) CBRE Group, Inc 559,585
9,290 (a) Compass, Inc 67,910
6,012 (a) CoStar Group, Inc 242,524
3,367 (a) Cushman & Wakefield Ltd 41,279
1,235 (b) eXp World Holdings, Inc 7,398
240 (a) Forestar Group, Inc 5,866
204 (a) FRP Holdings, Inc 4,463
342 (a) Howard Hughes Holdings, Inc 21,635
680 (a) Jones Lang LaSalle, Inc 206,938
2,137 Kennedy-Wilson Holdings, Inc 23,122
406 Marcus & Millichap, Inc 10,796
252 (a) Maui Land & Pineapple Co, Inc 3,878
2,520 Newmark Group, Inc 37,775
349 (a) Re/Max Holdings, Inc 2,010
1,246 (a) Real Brokerage, Inc 3,115
497 RMR Group, Inc 7,689
38 (a),(b) Seaport Entertainment Group, Inc 816
747 St. Joe Co 46,912
152 (a) Stratus Properties, Inc 4,639
268 (a) Tejon Ranch Co 5,049
181 (a) Transcontinental Realty Investors, Inc 6,313
567 (a) Zillow Group, Inc (Class A) 23,468
2,204 (a) Zillow Group, Inc (Class C) 91,202
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,424,382
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.8%
759 (a) ACM Research, Inc 29,867
22,496 (a) Advanced Micro Devices, Inc 4,576,361
407 (a),(b) Aehr Test Systems 15,092
1,615 (a) Allegro MicroSystems, Inc 50,921
441 (a) Alpha & Omega Semiconductor Ltd 9,773
567 (a) Ambarella, Inc 29,186
1,705 Amkor Technology, Inc 76,776
6,906 Analog Devices, Inc 2,197,075
11,076 Applied Materials, Inc 3,785,666
1,809 (a) Astera Labs, Inc 198,266
510 (a) Axcelis Technologies, Inc 47,471
64,427 Broadcom, Inc 19,940,801
333 (a) Ceva, Inc 6,220
616 (a) Cirrus Logic, Inc 89,086
772 (a) Cohu, Inc 23,639

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
2,082 (a) Credo Technology Group Holding Ltd $ 195,437
836 (a) Diodes, Inc 57,065
1,966 (a) Enphase Energy, Inc 74,334
2,001 Entegris, Inc 234,597
1,375 (a) First Solar, Inc 271,233
1,150 (a) Formfactor, Inc 111,539
1,472 (a) GLOBALFOUNDRIES, Inc 65,475
434 (a) Ichor Holdings Ltd 20,229
346 (a) Impinj, Inc 35,534
2,044 (a),(b) indie Semiconductor, Inc 6,582
61,449 (a) Intel Corp 2,711,744
1,828 KLA Corp 2,691,566
970 Kulicke & Soffa Industries, Inc 63,748
17,528 Lam Research Corp 3,745,033
1,951 (a) Lattice Semiconductor Corp 180,975
926 (a) MACOM Technology Solutions Holdings, Inc 205,637
11,896 Marvell Technology, Inc 1,178,299
1,137 (a) MaxLinear, Inc 19,772
7,262 Microchip Technology, Inc 469,198
15,597 Micron Technology, Inc 5,269,290
1,013 MKS Instruments, Inc 232,798
652 Monolithic Power Systems, Inc 712,864
1,749 (a),(b) Navitas Semiconductor Corp 15,339
85 (b) NVE Corp 5,568
326,779 Nvidia Corp 56,990,258
5,769 (a) ON Semiconductor Corp 357,216
649 (a) Onto Innovation, Inc 133,090
409 (a) PDF Solutions, Inc 13,378
592 (a) Penguin Solutions, Inc 10,419
1,020 (a) Photronics, Inc 41,218
990 Power Integrations, Inc 50,688
2,919 Qnity Electronics, Inc 336,794
1,161 (a) Qorvo, Inc 89,861
15,087 QUALCOMM, Inc 1,942,904
1,355 (a) Rambus, Inc 116,571
4,628 (a) Rigetti Computing, Inc 64,977
1,200 (a) Semtech Corp 92,268
517 (a) Silicon Laboratories, Inc 107,614
272 (a) SiTime Corp 93,935
106 (a) SkyWater Technology, Inc 2,905
1,989 Skyworks Solutions, Inc 106,511
653 (a) Synaptics, Inc 45,736
2,166 Teradyne, Inc 642,132
12,664 Texas Instruments, Inc 2,458,589
789 (a) Ultra Clean Holdings 49,060
681 Universal Display Corp 62,420
729 (a) Veeco Instruments, Inc 24,684
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 113,483,284
SOFTWARE & SERVICES - 8.8%
1,702 (a) 8x8, Inc 2,825
978 A10 Networks, Inc 22,611
8,591 Accenture plc 1,703,509
1,575 (a) ACI Worldwide, Inc 64,591
1,587 Adeia, Inc 38,136
5,750 (a) Adobe, Inc 1,397,710
400 (a) Agilysys, Inc 28,456
1,831 (a) Akamai Technologies, Inc 210,290
790 (a) Alarm.com Holdings, Inc 34,120
641 (a),(b) Alkami Technology, Inc 10,044
1,524 Amdocs Ltd 99,456
894 (a) Amplitude, Inc 6,097
306 (a) Appfolio, Inc 48,293

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
674 (a) Appian Corp $ 16,250
3,052 (a) Applied Digital Corp 72,454
3,324 (a) AppLovin Corp 1,322,952
1,411 (a) Asana, Inc 9,030
777 (a) ASGN, Inc 30,078
2,345 (a) Atlassian Corp Ltd 160,046
13,223 (a),(b) Aurora Innovation, Inc 54,479
2,969 (a) Autodesk, Inc 710,779
2,036 (a) AvePoint, Inc 19,362
1,862 (b) Bentley Systems, Inc 65,393
3,982 (a),(b) BigBear.ai Holdings, Inc 14,017
1,087 (a) BigCommerce Holdings, Inc 2,902
1,385 (a) BILL Holdings, Inc 53,045
4,938 (a),(b) Bit Digital, Inc 6,469
1,235 (a),(b) Bitdeer Technologies Group 10,683
538 (a) Blackbaud, Inc 20,772
875 (a) BlackLine, Inc 32,375
4,515 (a) Blend Labs, Inc 7,675
2,369 (a) Box, Inc 56,003
862 (a) Braze, Inc 20,352
1,519 (a),(b) C3.ai, Inc 12,790
3,787 (a) Cadence Design Systems, Inc 1,052,294
6,392 (a) CCC Intelligent Solutions Holdings, Inc 38,352
664 (a) Cerence, Inc 4,190
3,823 (a),(b) Cipher Mining, Inc 49,202
1,586 (a) Circle Internet Group, Inc 151,320
3,480 (a),(b) Cleanspark, Inc 29,615
1,277 Clear Secure, Inc 61,820
3,044 (a) Clearwater Analytics Holdings, Inc 71,991
4,404 (a) Cloudflare, Inc 908,721
6,993 Cognizant Technology Solutions Corp (Class A) 429,021
679 (a) Commvault Systems, Inc 52,887
265 (a) Consensus Cloud Solutions, Inc 6,291
3,902 (a),(b) Core Scientific, Inc 58,374
3,465 (a) Crowdstrike Holdings, Inc 1,352,771
430 (a) CS Disco, Inc 1,643
4,416 (a) Datadog, Inc 521,309
348 (a),(b) Digimarc Corp 1,709
1,549 (a),(b) Digital Turbine, Inc 4,461
1,139 (a),(b) DigitalOcean Holdings, Inc 97,703
2,984 (a) DocuSign, Inc 141,471
895 Dolby Laboratories, Inc (Class A) 53,754
549 (a) Domo, Inc 1,680
1,582 (a) Dropbox, Inc 35,943
4,081 (a),(b) D-Wave Quantum, Inc 58,889
2,153 (a) DXC Technology Co 27,063
4,449 (a) Dynatrace, Inc 164,524
543 (a) eGain Corp 4,284
1,268 (a) Elastic NV 63,387
718 (a) EPAM Systems, Inc 97,217
472 (a),(b) EverCommerce, Inc 5,395
332 (a) Fair Isaac Corp 354,423
1,817 (a) Fastly, Inc 52,802
1,139 (a) Five9, Inc 17,279
8,607 (a) Fortinet, Inc 703,364
3,124 (a) Freshworks, Inc 25,086
1,070 (a) Gartner, Inc 169,424
7,650 Gen Digital, Inc 144,050
1,859 (a) Gitlab, Inc 40,229
671 (a) Globant S.A. 30,940
1,888 (a) GoDaddy, Inc 156,081
699 (a) Grid Dynamics Holdings, Inc 3,984

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
1,136 (a) Guidewire Software, Inc $ 169,900
450 Hackett Group, Inc 5,854
734 (a) HubSpot, Inc 179,169
1,256 (a) Hut 8 Corp 58,919
280 (a),(b) I3 Verticals, Inc 6,261
112 (a) IBEX Holdings Ltd 3,004
412 Information Services Group, Inc 1,582
596 (a) Intapp, Inc 15,311
322 InterDigital, Inc 97,244
13,004 International Business Machines Corp 3,152,040
3,837 Intuit, Inc 1,659,042
1,692 (a) Kaltura, Inc 2,064
3,355 (a) Kyndryl Holdings, Inc 44,018
197 (a),(b) Life360, Inc 8,042
1,208 (a) LiveRamp Holdings, Inc 32,036
782 (a) Manhattan Associates, Inc 104,100
4,895 (a),(b) Marathon Digital Holdings, Inc 39,943
103,551 Microsoft Corp 38,331,474
4,355 (a) MicroStrategy, Inc (Class A) 543,504
781 (a) Mitek Systems, Inc 10,543
1,102 (a) MongoDB, Inc 269,737
1,055 (a) N-able, Inc 4,927
1,156 (a) nCino OpCo, Inc 17,317
2,313 (a) NCR Corp 14,641
1,555 (a),(b) NextNav, Inc 24,911
3,653 (a) Nutanix, Inc 138,851
2,287 (a) Okta, Inc 180,010
710 (a),(b) ON24, Inc 5,751
634 OneSpan, Inc 6,676
365 (a) Ooma, Inc 5,311
23,529 Oracle Corp 3,461,351
571 (a),(b) Pagaya Technologies Ltd 6,652
1,327 (a) PagerDuty, Inc 8,241
30,498 (a) Palantir Technologies, Inc 4,461,247
11,169 (a) Palo Alto Networks, Inc 1,790,614
404 (a) PAR Technology Corp 5,385
1,496 Pegasystems, Inc 63,670
407 (a) Porch Group, Inc 2,918
1,625 (a) Procore Technologies, Inc 92,625
766 (a) Progress Software Corp 19,648
1,551 (a) PTC, Inc 221,002
877 (a) Q2 Holdings, Inc 41,482
667 (a) Qualys, Inc 58,596
930 (a) Rapid7, Inc 5,124
175 (a) Red Violet, Inc 6,055
2,110 (a),(b) Rezolve AI plc 5,402
1,545 (a) Rimini Street, Inc 5,068
1,417 RingCentral, Inc 52,698
4,615 (a) Riot Platforms, Inc 57,041
1,506 (a) Roper Industries, Inc 532,913
1,897 (a) Rubrik, Inc 92,896
536 (a),(b) SailPoint, Inc 7,097
12,731 Salesforce, Inc 2,376,496
3,766 (a) Samsara, Inc 119,345
348 (a) SEMrush Holdings, Inc 4,155
3,816 (a) SentinelOne, Inc 49,150
14,600 (a) ServiceNow, Inc 1,526,430
4,659 (a) Snowflake, Inc 702,670
5,166 (a),(b) SoundHound AI, Inc 35,490
307 (a),(b) SoundThinking, Inc 2,032
1,168 (a) Sprinklr, Inc 7,008
904 (a) Sprout Social, Inc 5,153

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
599 (a) SPS Commerce, Inc $ 33,346
2,666 (a) Synopsys, Inc 1,057,016
1,778 (a) Tenable Holdings, Inc 30,075
1,844 (a) Teradata Corp 47,262
3,595 (a),(b) Terawulf, Inc 51,876
6,568 (a) Trade Desk, Inc 149,028
3,286 (a) Trimble Inc 214,346
256 (a),(b) TSS, Inc 3,331
143 (a),(b) Tucows, Inc 2,454
1,932 (a) Twilio, Inc 243,084
620 (a) Tyler Technologies, Inc 212,276
6,303 (a),(b) UiPath, Inc 69,963
1,098 (a) Unisys Corp 2,273
4,707 (a) Unity Software, Inc 103,272
1,710 (a) Varonis Systems, Inc 36,714
1,121 VeriSign, Inc 278,412
823 (a) Vertex, Inc 9,785
945 (a) Viant Technology, Inc 10,584
514 (a) Weave Communications, Inc 2,375
3,039 (a) Workday, Inc 394,827
767 (a) Workiva, Inc 45,736
634 (a) Xperi, Inc 3,550
1,753 (a) Yext, Inc 6,732
2,537 (a) Zeta Global Holdings Corp 40,389
3,559 (a) Zoom Video Communications, Inc 286,108
1,377 (a) Zscaler, Inc 193,179
TOTAL SOFTWARE & SERVICES 78,094,816
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
380 (a),(b) 908 Devices, Inc 2,326
806 (a) ADTRAN Holdings, Inc 10,140
564 Advanced Energy Industries, Inc 182,008
391 (a),(b) Aeva Technologies, Inc 5,146
17,125 Amphenol Corp (Class A) 2,163,744
201,150 Apple, Inc 51,049,859
913 (a) Applied Optoelectronics, Inc 77,231
14,396 (a) Arista Networks, Inc 1,767,541
1,538 (a) Arlo Technologies, Inc 21,886
599 (a) Arrow Electronics, Inc 85,903
170 (a) Aviat Networks, Inc 3,844
1,087 Avnet, Inc 66,981
438 Badger Meter, Inc 66,729
126 (a) Bel Fuse, Inc (Class B) 24,946
636 Belden CDT, Inc 73,032
773 Benchmark Electronics, Inc 43,334
909 (a) Calix, Inc 44,532
1,922 CDW Corp 232,600
1,944 (a) Ciena Corp 754,719
55,510 Cisco Systems, Inc 4,307,021
153 (a) Clearfield, Inc 4,050
2,269 Cognex Corp 111,158
2,442 (a) Coherent Corp 581,709
1,818 (a) CommScope Holding Co, Inc 33,088
2,462 (b) CompoSecure, Inc 42,100
10,920 Corning, Inc 1,484,792
426 (a) Corsair Gaming, Inc 2,364
775 Crane NXT Co 31,457
485 CTS Corp 23,164
610 (a) Daktronics, Inc 11,926
4,338 (a) Dell Technologies, Inc 711,996
361 (a) Diebold Nixdorf, Inc 27,234
400 (a) Digi International, Inc 19,280
830 (a) Eastman Kodak Co 7,512

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
404 ePlus, Inc $ 30,401
1,500 (a) Evolv Technologies Holdings, Inc 9,075
1,698 (a) Extreme Networks, Inc 25,606
822 (a) F5 Networks, Inc 237,829
545 (a) Fabrinet 284,228
4,974 (a) Flextronics International Ltd 325,598
1,454 (a) Harmonic, Inc 13,057
18,398 Hewlett Packard Enterprise Co 438,056
13,386 HP, Inc 257,145
463 (a) Insight Enterprises, Inc 31,026
4,754 (a),(b) IonQ, Inc 137,058
549 (a) IPG Photonics Corp 62,910
678 (a) Itron, Inc 60,769
1,500 Jabil Inc 398,445
2,391 (a) Keysight Technologies, Inc 675,147
548 (a) Kimball Electronics, Inc 12,982
1,352 (a) Knowles Corp 34,719
375 Littelfuse, Inc 127,256
983 (a) Lumentum Holdings, Inc 690,813
569 (a) Methode Electronics, Inc 3,141
2,725 (a),(b) MicroVision, Inc 1,747
2,874 (a) Mirion Technologies, Inc 53,428
2,335 Motorola Solutions, Inc 1,013,320
533 Napco Security Technologies, Inc 20,995
2,753 NetApp, Inc 281,880
505 (a) Netgear, Inc 11,029
1,389 (a) Netscout Systems, Inc 44,156
829 (a) nLight, Inc 47,270
592 (a),(b) Novanta, Inc 69,921
280 (a) OSI Systems, Inc 74,343
679 (a),(b) Ouster, Inc 12,473
196 PC Connection, Inc 11,458
436 (a) Plexus Corp 88,307
1,393 (a) Powerfleet, Inc 4,290
4,619 (a) Pure Storage, Inc 272,706
958 (a),(b) Quantum Computing, Inc 6,562
1,657 Ralliant Corp 68,915
1,053 (a) Ribbon Communications, Inc 2,232
262 (a) Rogers Corp 28,120
1,997 (a) SanDisk Corp 1,268,774
822 (a) Sanmina Corp 106,564
463 (a) Scansource, Inc 16,807
7,411 (a) Super Micro Computer, Inc 168,748
997 TD SYNNEX Corp 168,204
646 (a) Teledyne Technologies, Inc 390,836
1,439 (a) TTM Technologies, Inc 140,187
301 (a) Turtle Beach Corp 3,052
52 Ubiquiti, Inc 41,095
1,868 (a) Viasat, Inc 85,554
2,645 (a) Viavi Solutions, Inc 88,026
2,099 Vishay Intertechnology, Inc 37,782
301 (a) Vishay Precision Group, Inc 13,069
2,108 Vontier Corp 74,771
4,825 Western Digital Corp 1,305,114
2,215 (b) Xerox Holdings Corp 2,857
725 (a) Zebra Technologies Corp (Class A) 151,583
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 74,106,788
TELECOMMUNICATION SERVICES - 0.9%
422 (a) Anterix, Inc 16,116
3,124 (a),(b) AST SpaceMobile, Inc 258,886
95,946 AT&T, Inc 2,781,475
251 ATN International, Inc 6,832

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
378 (a) Bandwidth, Inc $ 6,736
772 (b) Cogent Communications Group, Inc 14,545
20 (a) GCI Liberty, Inc 737
297 (a) GCI Liberty, Inc 11,051
701 (a) Globalstar, Inc 46,560
987 (a) Gogo, Inc 3,968
350 IDT Corp 17,185
1,551 Iridium Communications, Inc 43,025
2,326 (a) Liberty Global Ltd 28,121
2,448 (a) Liberty Global Ltd 28,715
681 (a) Liberty Latin America Ltd (Class A) 5,884
2,483 (a) Liberty Latin America Ltd (Class C) 21,900
14,080 (a) Lumen Technologies, Inc 97,856
1,285 Millicom International Cellular S.A. 96,298
869 Shenandoah Telecom Co 13,400
319 Spok Holdings, Inc 3,477
1,219 Telephone and Data Systems, Inc 51,320
6,842 T-Mobile US, Inc 1,437,025
2,207 (a) Uniti Group, Inc 20,702
58,502 Verizon Communications, Inc 2,936,800
TOTAL TELECOMMUNICATION SERVICES 7,948,614
TRANSPORTATION - 1.4%
1,857 (a) Alaska Air Group, Inc 68,300
268 (a) Allegiant Travel Co 21,719
141 (a),(b) Amerco, Inc 6,737
9,378 (a) American Airlines Group, Inc 100,720
424 ArcBest Corp 41,705
258 (a),(b) Avis Budget Group, Inc 37,629
1,588 CH Robinson Worldwide, Inc 263,719
153 (a) Costamare Bulkers Holdings Ltd 2,367
767 Costamare, Inc 12,962
370 Covenant Logistics Group, Inc 10,046
26,077 CSX Corp 1,070,461
9,118 Delta Air Lines, Inc 606,165
1,850 Expeditors International Washington, Inc 264,976
2,992 FedEx Corp 1,065,691
241 (a) Forward Air Corp 4,027
438 (a),(b) Frontier Group Holdings, Inc 1,546
2,042 FTAI Infrastructure, Inc 10,087
497 Genco Shipping & Trading Ltd 11,207
1,764 (a) GXO Logistics, Inc 91,463
728 Heartland Express, Inc 7,571
2,161 (a),(b) Hertz Global Holdings, Inc 9,962
1,010 Hub Group, Inc (Class A) 36,400
1,145 JB Hunt Transport Services, Inc 242,626
5,315 (a) JetBlue Airways Corp 23,492
6,206 (a) Joby Aviation, Inc 51,262
661 (a) Kirby Corp 87,834
2,433 Knight-Swift Transportation Holdings, Inc 140,092
505 Landstar System, Inc 80,957
5,632 (a) Lyft, Inc (Class A) 74,906
796 Marten Transport Ltd 10,451
320 Matson, Inc 52,461
3,144 Norfolk Southern Corp 902,328
2,565 Old Dominion Freight Line 501,201
136 (a),(b) PAM Transportation Services, Inc 1,149
580 (a) Radiant Logistics, Inc 4,089
1,622 (a),(b) RXO, Inc 23,714
449 Ryder System, Inc 91,915
1,291 Safe Bulkers, Inc 8,172
355 (a) Saia, Inc 124,704
932 Schneider National, Inc 24,568

SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
547 (a) Skywest, Inc $ 50,231
6,225 Southwest Airlines Co 233,873
383 (a) Sun Country Airlines Holdings, Inc 6,327
27,985 (a) Uber Technologies, Inc 2,012,961
1,022 U-Haul Holding Co 45,653
8,283 Union Pacific Corp 2,009,621
4,515 (a) United Airlines Holdings, Inc 415,696
10,339 United Parcel Service, Inc (Class B) 1,017,151
122 Universal Truckload Services, Inc 2,579
1,147 (a) Werner Enterprises, Inc 33,733
1,569 (a) XPO, Inc 305,249
TOTAL TRANSPORTATION 12,324,455
UTILITIES - 2.5%
9,453 AES Corp 133,193
3,722 Alliant Energy Corp 267,091
3,655 Ameren Corp 401,758
7,532 American Electric Power Co, Inc 987,295
420 American States Water Co 31,760
2,804 American Water Works Co, Inc 381,596
2,236 Atmos Energy Corp 413,034
580 Avista Corp 23,281
1,043 Black Hills Corp 72,395
1,571 Brookfield Infrastructure Corp 62,086
2,251 Brookfield Renewable Corp 89,657
829 (a) Cadiz, Inc 4,070
934 California Water Service Group 42,348
8,763 Centerpoint Energy, Inc 378,211
358 Chesapeake Utilities Corp 45,241
545 Clearway Energy, Inc (Class A) 21,348
1,281 Clearway Energy, Inc (Class C) 50,331
4,154 CMS Energy Corp 322,267
4,907 Consolidated Edison, Inc 555,374
268 (a) Consolidated Water Co, Inc 8,876
4,338 Constellation Energy Corp 1,211,387
12,323 Dominion Energy, Inc 761,808
2,770 DTE Energy Co 405,029
10,701 Duke Energy Corp 1,401,189
5,289 (a) Edison International 387,049
6,384 Entergy Corp 717,306
3,407 Essential Utilities, Inc 137,200
3,168 Evergy, Inc 259,523
5,408 Eversource Energy 374,666
14,248 Exelon Corp 698,437
7,852 FirstEnergy Corp 397,782
572 Genie Energy Ltd 8,088
765 (a) Global Water Resources, Inc 5,806
345 (a) Hallador Energy Co 5,617
2,154 (a) Hawaiian Electric Industries, Inc 31,965
772 (b) Idacorp, Inc 110,373
2,999 MDU Resources Group, Inc 62,139
685 MGE Energy, Inc 52,944
240 Middlesex Water Co 12,492
1,443 (a),(b) Montauk Renewables, Inc 1,659
933 New Jersey Resources Corp 51,240
29,156 NextEra Energy, Inc 2,708,009
6,256 NiSource, Inc 291,905
666 Northwest Natural Holding Co 35,445
812 NorthWestern Corp 53,543
2,698 NRG Energy, Inc 394,286
2,668 OGE Energy Corp 127,957
1,461 (a) Oklo, Inc 72,451
919 ONE Gas, Inc 79,154

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
846 Ormat Technologies, Inc $ 94,684
743 Otter Tail Corp 65,213
30,418 PG&E Corp 534,444
1,604 Pinnacle West Capital Corp 161,603
1,358 PNM Resources, Inc 79,389
1,106 Portland General Electric Co 58,364
10,591 PPL Corp 404,576
6,840 Public Service Enterprise Group, Inc 553,698
250 (a) Pure Cycle Corp 2,515
191 (a) RGC Resources, Inc 4,212
9,323 Sempra Energy 905,916
216 (b) SJW Corp 12,673
15,306 Southern Co 1,477,335
728 Southwest Gas Holdings Inc 63,263
880 Spire, Inc 79,675
654 (a) Talen Energy Corp 208,776
3,105 UGI Corp 113,084
537 Unitil Corp 28,053
4,811 Vistra Corp 723,238
4,372 WEC Energy Group, Inc 506,146
8,160 Xcel Energy, Inc 648,230
203 York Water Co 6,181
TOTAL UTILITIES 21,878,929
TOTAL COMMON STOCKS
(Cost $187,830,847) 875,415,227
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
735 (c) AstraZeneca plc 02/20/29 228
854 (c) Chinook Therapeutics, Inc 01/02/30 8
1,048 (c) Novo Nordisk A.S. 02/25/26 681
145 (c) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 926
TOTAL RIGHTS/WARRANTS
(Cost $918) 926
TOTAL LONG-TERM INVESTMENTS
(Cost $187,831,765) 875,416,153
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,538,359 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680% (f) 1,538,359
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,538,359) 1,538,359
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0.9%
$ 7,812,000 (g) Fixed Income Clearing Corporation 3 .660 04/01/26 7,812,000
TOTAL REPURCHASE AGREEMENT 7,812,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,812,000) 7,812,000
TOTAL INVESTMENTS - 100.2%
(Cost $197,182,124) 884,766,512
OTHER ASSETS & LIABILITIES, NET - (0.2)% (2,033,418)
NET ASSETS - 100.0% $ 882,733,094
REIT Real Estate Investment Trust

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,691,568.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $7,812,794 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
2.375%–4.875% and maturity dates 10/31/28–4/30/31, valued at $7,968,330.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 24 06/18/26  $ 7,983,096 $ 7,884,900 $ (98,196)
Fund Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $875,414,870 $— $357 $875,415,227
Rights/Warrants — — 926 926
Investments purchased with collateral from securities lending 1,538,359 — — 1,538,359
Short-Term Investments
:
Repurchase agreement — 7,812,000 — 7,812,000
Investments in Derivatives
:
Futures contracts* (98,196) — — (98,196)
Total $876,855,033 $7,812,000 $1,283 $884,668,316
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).